UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.5%
Limited Brands, Inc.	2,336	$223,791

Auto Parts & Equipment – 2.6%
Continental AG (A)	877	213,942
Delphi Automotive plc	2,135	183,068

		397,010

Cable & Satellite – 1.0%
Comcast Corp., Class A	2,838	160,165

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	2,528	334,288

Leisure Products – 3.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	640	70,783
Media Group Holdings LLC, Series I (B)(C)(D)(E)	381	153,261
Media Group Holdings LLC, Series T (B)(C)(D)(E)	80	231,224

		455,268

Movies & Entertainment – 1.7%
Delta Topco Ltd. (B)	718,555	265,865

Restaurants – 2.1%
Chipotle Mexican Grill, Inc., Class A (C)	287	137,669
McDonalds Corp.	1,522	179,785

		317,454

Total Consumer Discretionary – 14.1%		2,153,841
Consumer Staples
Brewers – 0.2%
SABMiller plc (A)	673	40,366

Hypermarkets & Super Centers – 0.7%
Costco Wholesale Corp.	705	113,874

Packaged Foods & Meats – 2.4%
Kraft Foods Group, Inc.	3,880	282,272
Mead Johnson Nutrition Co. (F)	1,057	83,489

		365,761

Soft Drinks – 3.1%
Coca–Cola Co. (The)	7,324	314,634
PepsiCo, Inc.	1,578	157,624

		472,258

Tobacco – 2.0%
ITC Ltd. (A)	8,584	42,532
Philip Morris International, Inc.	2,941	258,508

		301,040

Total Consumer Staples – 8.4%		1,293,299
Energy
Oil & Gas Equipment & Services – 1.5%
Halliburton Co.	4,711	160,354
Schlumberger Ltd.	962	67,106

		227,460

Oil & Gas Exploration & Production – 1.9%
Anadarko Petroleum Corp.	967	46,976
Cabot Oil & Gas Corp.	726	12,837
EOG Resources, Inc.	1,417	100,327
Noble Energy, Inc.	3,582	117,968
Pioneer Natural Resources Co.	101	12,621

		290,729

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	2,625	214,708

Oil & Gas Storage & Transportation – 0.6%
Plains GP Holdings L.P., Class A	9,780	92,423

Total Energy – 5.4%		825,320

Financials
Diversified Banks – 3.7%
Axis Bank Ltd. (A)	15,242	103,468
Banca Intesa S.p.A. (A)	50,007	167,819
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	6,251	39,377
State Bank of India (A)	15,397	52,237
Wells Fargo & Co.	3,862	209,949

		572,850

Life & Health Insurance – 2.3%
AIA Group Ltd. (A)	58,371	350,976

Other Diversified Financial Services – 3.9%
Citigroup, Inc.	6,280	324,964
JPMorgan Chase & Co.	4,065	268,419

		593,383

Total Financials – 9.9%		1,517,209
Health Care
Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc. (C)	745	142,147
Amgen, Inc.	1,506	244,388
Biogen, Inc. (C)	534	163,624

		550,159

Health Care Equipment – 0.7%
Medtronic plc	1,351	103,934

Managed Health Care – 0.8%
Anthem, Inc.	886	123,531

Pharmaceuticals – 5.8%
Allergan plc (C)	1,036	323,765
Bristol–Myers Squibb Co.	2,173	149,460
Pfizer, Inc.	7,213	232,836
Shire Pharmaceuticals Group plc ADR	699	143,336
Teva Pharmaceutical Industries Ltd. ADR	626	41,058

		890,455

Total Health Care – 10.9%		1,668,079
Industrials
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	677	146,902

Construction & Engineering – 0.6%
Larsen & Toubro Ltd. (A)	5,007	96,528

Industrial Machinery – 1.7%
FANUC Ltd. (A)	715	125,468
Ingersoll–Rand plc	2,505	138,474

		263,942

Total Industrials – 3.3%		507,372
Information Technology
Application Software – 3.0%
Adobe Systems, Inc. (C)	2,662	250,059
Intuit, Inc. (G)	2,274	219,432

		469,491

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (C)	636	175,843
Visa, Inc., Class A	2,656	205,965

		381,808

Internet Software & Services – 2.7%
Alibaba Group Holding Ltd. ADR (C)	1,966	159,773
Google, Inc., Class A (C)	320	248,807

		408,580

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corp., Class A (C)(G)	4,617	277,140

Systems Software – 2.2%
Microsoft Corp.	6,144	340,873

Total Information Technology – 12.2%		1,877,892

TOTAL COMMON STOCKS – 64.2%		$9,843,012
(Cost: $9,502,749)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Amazon.com, Inc.,
Put $650.00, Expires 2–19–16, OTC (Ctrpty: UBS AG)	5,000	13,000
Google, Inc., Class A,
Call $860.00, Expires 3–18–16, OTC (Ctrpty: Deutsche Bank AG)	1,569	1,569
Microsoft Corp.,
Call $57.50, Expires 2–19–16, OTC (Ctrpty: Bank of America N.A.)	76,479	9,216
S&P 500 Index:
Put $2,000.00, Expires 1–8–16	8,635	6,088
Put $1,975.00, Expires 1–15–16	7,738	6,268
Put $1,950.00, Expires 2–19–16	7,735	17,558

TOTAL PURCHASED OPTIONS – 0.4%		$53,699
(Cost: $94,084)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Automobile Manufacturers – 1.0%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (H)(I)	$148,941	147,235

Movies & Entertainment – 4.3%
Delta Topco Ltd.,
10.000%, 11–24–60 (B)(H)	662,848	662,849

Total Consumer Discretionary – 5.3%		810,084

TOTAL CORPORATE DEBT SECURITIES – 5.3%		$810,084
(Cost: $817,997)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (J)	195	9
5.500%, 3–15–23 (J)	205	17
5.500%, 10–15–25 (J)	491	68
5.500%, 1–15–33 (J)	213	46
5.500%, 5–15–33 (J)	382	70
6.000%, 11–15–35 (J)	382	78
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	363	47
5.500%, 8–25–33 (J)	737	132
5.500%, 12–25–33 (J)	207	7
5.500%, 4–25–34 (J)	753	145
5.500%, 8–25–35 (J)	869	157
5.500%, 11–25–36 (J)	1,350	254
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	25	—	*
7.000%, 5–20–33 (J)	1,729	437
5.500%, 11–20–33 (J)	4	—	*
5.500%, 7–20–35 (J)	500	96

		1,563

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,563
(Cost: $1,541)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 5.5%
U.S. Treasury Bonds,
2.875%, 8–15–45	231,941	224,828
U.S. Treasury Notes:
1.625%, 7–31–20	176,567	175,768
2.000%, 8–15–25	459,335	447,845

		848,441

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.5%		$848,441
(Cost: $868,169)

BULLION – 3.4%	Troy Ounces
Gold	494	524,334

(Cost: $592,019)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.3%
Banco del Estado de Chile:
0.260%, 1–19–16	8,000	8,000
0.390%, 1–29–16	40,000	40,000

		48,000

Commercial Paper (K) – 15.9%
Abbott Laboratories,
0.250%, 1–26–16	15,000	14,997
Air Products and Chemicals, Inc.:
0.230%, 1–6–16	20,000	19,999
0.370%, 1–20–16	35,000	34,993
0.380%, 1–29–16	11,000	10,997
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.260%, 1–5–16	26,000	25,999
0.370%, 1–20–16	30,000	29,994
0.370%, 1–21–16	1,000	1,000
Apple, Inc.,
0.350%, 2–1–16	50,000	49,984
Army & Air Force Exchange Service,
0.210%, 1–26–16	40,000	39,990
Baxter International, Inc.:
0.530%, 1–8–16	25,000	24,998
0.430%, 1–11–16	27,000	26,996
Becton Dickinson & Co.:
0.360%, 1–4–16	37,510	37,508
0.470%, 1–21–16	30,000	29,992
0.480%, 2–1–16	30,000	29,987
Bemis Co., Inc.,
0.330%, 1–8–16	20,000	19,998
BMW U.S. Capital LLC (GTD by BMW AG):
0.360%, 1–19–16	5,000	4,999
0.370%, 1–20–16	18,000	17,996
0.370%, 1–22–16	30,000	29,993
0.370%, 1–25–16	5,000	4,999
0.380%, 1–27–16	10,000	9,997
0.380%, 1–29–16	10,000	9,997
0.420%, 3–1–16	25,000	24,982
BorgWarner, Inc.,
0.610%, 1–11–16	65,000	64,988
Campbell Soup Co.:
0.350%, 1–5–16	13,400	13,399
0.310%, 1–8–16	1,200	1,200
0.370%, 1–20–16	20,700	20,696
0.450%, 3–1–16	2,251	2,249
Clorox Co. (The):
0.420%, 1–5–16	25,000	24,999
0.340%, 1–6–16	10,000	9,999
0.360%, 1–7–16	14,500	14,499
0.430%, 1–11–16	16,700	16,698
0.460%, 1–19–16	20,007	20,002
0.470%, 1–21–16	17,700	17,695
0.480%, 2–1–16	10,500	10,496
Corporacion Andina de Fomento:
0.230%, 1–8–16	44,400	44,397
0.340%, 1–20–16	80,000	79,985
Diageo Capital plc (GTD by Diageo plc),
0.730%, 1–4–16	2,500	2,500
DTE Electric Co.,
0.430%, 1–19–16	19,000	18,996

DTE Gas Co.:
0.370%, 1–5–16	18,000	17,999
0.410%, 1–13–16	18,000	17,997
Ecolab, Inc.:
0.570%, 1–4–16	10,000	10,000
0.730%, 1–6–16	13,000	12,999
0.470%, 1–20–16	33,000	32,991
Essilor International S.A.,
0.160%, 1–25–16	24,000	23,994
Exxon Mobil Corp.:
0.340%, 1–21–16	29,960	29,954
0.350%, 2–2–16	15,000	14,995
0.380%, 2–22–16	20,000	19,989
Federal Home Loan Bank:
0.116%, 1–6–16	30,000	30,000
0.110%, 1–15–16	15,000	14,999
0.130%, 1–28–16	15,000	14,999
0.130%, 1–29–16	12,445	12,444
0.220%, 2–3–16	34,100	34,093
0.280%, 3–2–16	5,000	4,998
0.280%, 3–3–16	14,000	13,993
0.280%, 3–14–16	15,000	14,991
0.280%, 3–15–16	50,000	49,970
0.280%, 3–17–16	37,000	36,978
0.290%, 3–22–16	56,740	56,703
0.290%, 3–24–16	35,000	34,977
0.290%, 3–28–16	75,000	74,948
0.290%, 3–30–16	27,500	27,480
0.340%, 4–11–16	50,000	49,952
0.340%, 4–18–16	50,000	49,949
0.340%, 4–19–16	25,000	24,974
Harley-Davidson Financial Services (GTD by Harley–Davidson Credit Corp.),
0.350%, 1–6–16	15,000	14,999
Hewlett Packard Enterprise Co. (GTD by Hewlett Packard Co.),
0.340%, 1–5–16	20,000	19,999
HP, Inc.,
0.290%, 1–19–16	418	418
Intel Corp.:
0.350%, 1–27–16	10,000	9,997
0.210%, 2–25–16	5,000	4,997
J.M. Smucker Co. (The),
0.290%, 1–4–16	6,000	6,000
John Deere Capital Corp.,
0.250%, 1–12–16	11,000	10,999
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.250%, 1–12–16	20,000	19,998
0.440%, 1–20–16	11,375	11,373
0.550%, 2–9–16	8,500	8,497
Johnson & Johnson:
0.230%, 1–4–16	10,000	10,000
0.190%, 1–11–16	10,000	9,999
0.400%, 1–13–16	5,800	5,800
Kellogg Co.:
0.350%, 1–5–16	14,000	13,999
0.430%, 1–11–16	20,000	19,997
0.440%, 1–13–16	15,000	14,998
0.460%, 1–19–16	4,500	4,499
Kroger Co. (The):
0.700%, 1–4–16	31,500	31,499
0.700%, 1–5–16	25,000	24,999
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.400%, 2–5–16	8,900	8,896
0.210%, 2–19–16	35,000	34,975
McCormick & Co., Inc.,
0.440%, 1–20–16	25,000	24,994
McDonalds Corp.,
0.330%, 1–12–16	23,200	23,197
Medtronic Global Holdings SCA:
0.410%, 1–13–16	15,000	14,998
0.430%, 1–19–16	26,000	25,994
National Oilwell Varco, Inc.,
0.280%, 1–4–16	5,000	5,000
NBCUniversal Enterprise, Inc.:
0.340%, 1–7–16	45,000	44,997
0.430%, 1–12–16	9,000	8,999
Northern Illinois Gas Co.:
0.450%, 1–12–16	47,890	47,883
0.440%, 1–14–16	25,000	24,996

PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.380%, 1–26–16	9,000	8,998
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.300%, 1–4–16	1,720	1,720
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The)):
0.220%, 1–4–16	17,000	16,999
0.360%, 1–19–16	35,000	34,993
Siemens Capital Co. LLC (GTD by Siemens AG),
0.230%, 3–29–16	10,000	9,990
St. Jude Medical, Inc.,
0.480%, 1–29–16	50,000	49,981
The Regents of the Univ of CA, Commercial Paper Notes, Ser B (Taxable),
0.190%, 1–19–16	33,901	33,898
Unilever Capital Corp. (GTD by Unilever N.V.),
0.390%, 2–22–16	7,000	6,996
United Parcel Service, Inc.,
0.290%, 2–1–16	10,000	9,997
United Technologies Corp.,
0.700%, 1–8–16	27,810	27,807
USAA Capital Corp.,
0.300%, 1–6–16	8,000	8,000
Virginia Electric and Power Co.:
0.550%, 1–7–16	29,000	28,998
0.530%, 1–8–16	18,000	17,998
0.420%, 1–15–16	20,849	20,845
W.W. Grainger, Inc.,
0.350%, 1–27–16	3,888	3,887
Wisconsin Electric Power Co.,
0.650%, 1–5–16	15,250	15,249
Wisconsin Gas LLC:
0.160%, 1–5–16	22,540	22,539
0.650%, 1–8–16	14,000	13,999

		2,431,449

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (L)	1,699	1,699

Municipal Obligations – 3.6%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (L)	17,000	17,000
CA GO Notes, Ser B–6 (Taxable), (GTD by Bank of America N.A.),
0.250%, 1–14–16	9,063	9,064
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (L)	17,400	17,400
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	12,386	12,386
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.030%, 1–7–16 (L)	1,443	1,443
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (L)	21,375	21,375
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (L)	6,955	6,955
Dev Auth of Monroe Cnty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.220%, 1–1–16 (L)	24,475	24,475
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (L)	19,510	19,510

Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (L)	6,000	6,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.010%, 1–7–16 (L)	26,600	26,600
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (L)	1,905	1,905
IL Fin Auth, Adj Rate Demand Rev Bonds (Chicago Symphony Orchestra), Ser 2008 (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (L)	24,965	24,965
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.010%, 1–7–16 (L)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.010%, 1–1–16 (L)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (L)	28,600	28,600
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (L)	10,000	10,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B–1 (GTD by Bank of New York (The)),
0.010%, 1–7–16 (L)	6,605	6,605
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prod and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (L)	25,077	25,077
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	25,400	25,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	36,810	36,810
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	26,838	26,838
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	1,800	1,800
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	19,894	19,894

Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.220%, 1–6–16	16,000	16,000
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (L)	11,084	11,084
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.),
0.010%, 1–7–16 (L)	7,000	7,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.010%, 1–7–16 (L)	10,000	10,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (L)	7,250	7,250
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.010%, 1–7–16 (L)	16,500	16,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.010%, 1–7–16 (L)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.010%, 1–7–16 (L)	5,300	5,300
NYC GO Bonds, Fiscal 2008 Ser L-4,
0.010%, 1–1–16 (L)	13,000	13,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada):
0.250%, 1–20–16	10,000	10,000
0.330%, 1–27–16	13,000	13,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (L)	14,751	14,751
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.040%, 1–7–16 (L)	1,900	1,900
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (Var Rate Demand Bonds),
0.010%, 1–7–16 (L)	16,000	16,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia),
0.010%, 1–7–16 (L)	6,000	6,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	10,267	10,267

Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (L)	5,140	5,140

		546,149

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (L)	10,575	10,575
0.300%, 1–6–16 (L)	10,409	10,409
0.300%, 1–6–16 (L)	9,262	9,262
0.300%, 1–6–16 (L)	6,891	6,891
0.300%, 1–6–16 (L)	5,854	5,854
0.330%, 1–6–16 (L)	5,267	5,267
0.330%, 1–6–16 (L)	5,251	5,251
0.330%, 1–6–16 (L)	4,174	4,174
0.330%, 1–6–16 (L)	3,975	3,975
0.330%, 1–6–16 (L)	3,975	3,975
0.330%, 1–6–16 (L)	3,776	3,776
0.420%, 1–6–16 (L)	1,846	1,846
0.300%, 1–7–16 (L)	16,500	16,500
0.330%, 1–7–16 (L)	2,300	2,300

		90,055

TOTAL SHORT–TERM SECURITIES – 20.4%		$3,117,352
(Cost: $3,117,176)

TOTAL INVESTMENT SECURITIES – 99.2%		$15,198,485
(Cost: $14,993,735)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		121,935

NET ASSETS – 100.0%		$15,320,420

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Restricted securities. At December 31, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1–23–12 to 6–15–12	718,555	$371,092	$265,865
Media Group Holdings LLC, Series H	8–29–13 to 10–31–13	640	448,211	70,783
Media Group Holdings LLC, Series I	4–23–13 to 11–8–13	381	209,901	153,261
Media Group Holdings LLC, Series T	7–2–13 to 1–23–15	80	172,543	231,224

		Principal
Delta Topco Ltd., 10.000%, 11–24–60	4–1–12 to 1–1–15	$662,848	669,057	662,849
			$1,870,804	$1,383,982

The total value of these securities represented 9.0% of net assets at December 31, 2015.

(C)	No dividends were paid during the preceding 12 months.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	All or a portion of securities with an aggregate value of $304 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(G)	All or a portion of securities with an aggregate value of $493,339 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	Payment-in-kind bonds.

(I)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $147,235 or 1.0% of net assets.

(J)	Interest–only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at December 31, 2015.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	298,415	U.S. Dollar	327,535	1-19-16	Deutsche Bank AG	$3,116	$—
Japanese Yen	9,263,068	U.S. Dollar	76,408	1-19-16	Morgan Stanley International	—	682
						$3,116	$682

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amazon.com, Inc.	UBS AG	Put	10,000	February 2016	$600.00	$18,300	$(11,800)
Google, Inc., Class A	Deutsche Bank AG	Put	1,255	March 2016	710.00	2,320	(1,807)
Microsoft Corp.	Bank of America N.A.	Put	25,493	February 2016	50.00	3,145	(1,542)
	Bank of America N.A.	Call	76,479	February 2016	62.50	1,740	(1,568)
S&P 500 Index	N/A	Put	8,635	January 2016	1,800.00	4,292	(237)
	N/A	Put	7,735	February 2016	1,700.00	4,358	(2,495)
						$34,155	$(19,449)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,432,708	$—	$721,133
Consumer Staples	1,293,299	—	—
Energy	825,320	—	—
Financials	1,517,209	—	—
Health Care	1,668,079	—	—
Industrials	507,372	—	—
Information Technology	1,877,892	—	—
Total Common Stocks	$9,121,879	$—	$721,133
Purchased Options	29,914	23,785	—
Corporate Debt Securities	—	147,235	662,849
United States Government Agency Obligations	—	1,563	—
United States Government Obligations	—	848,441	—
Bullion	524,334	—	—
Short-Term Securities	—	3,117,352	—
Total	$9,676,127	$4,138,376	$1,383,982
Forward Foreign Currency Contracts	$—	$3,116	$—
Liabilities
Forward Foreign Currency Contracts	$—	$682	$—
Written Options	$2,732	$16,717	$—

During the December 31, 2015, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-15	$1,469,902	$662,848
Net realized gain (loss)	(25,440)	—
Net change in unrealized appreciation (depreciation)	(396,008)	1
Purchases	—	—
Sales	(327,321)	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 12-31-15	$721,133	$662,849
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(336,695)	$1

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	721,133	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	7.88 to 20%
			Illiquidity discount	10%
Corporate Debt Securities	662,849	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	7.88%
			Illiquidity discount	10%

Significant increase in long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended December 31, 2015, securities totaling $324,734 changed valuation techniques from discounted book value to discounted cash flows model. The change in valuation techniques is primarily due to the discounted book value method no longer reflecting current market conditions.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2015 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$15,320,420	525,149	3.42
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$15,320,420	455,324	2.97
Ivy ASF, LLC	12-10-12	12-18-12	$15,320,420	27,328	0.18

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$14,993,735

Gross unrealized appreciation	1,385,979
Gross unrealized depreciation	(1,181,229)

Net unrealized appreciation	$204,750

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.5%
Limited Brands, Inc.	431	$41,294

Cable & Satellite – 1.2%
Comcast Corp., Class A	588	33,187

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	642	28,141

Department Stores – 0.7%
Kohl’s Corp.	381	18,126

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	392	51,835

Homefurnishing Retail – 1.2%
Williams-Sonoma, Inc.	549	32,038

Hotels, Resorts & Cruise Lines – 2.7%
Carnival Corp.	1,006	54,807
Hyatt Hotels Corp., Class A (A)	379	17,818

		72,625

Internet Retail – 0.9%
Amazon.com, Inc. (A)	36	24,636

Movies & Entertainment – 0.9%
Twenty-First Century Fox, Inc.	907	24,703

Restaurants – 1.5%
McDonalds Corp.	336	39,652

Total Consumer Discretionary – 13.5%		366,237
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	214	26,694

Distillers & Vintners – 1.3%
Constellation Brands, Inc.	244	34,741

Packaged Foods & Meats – 2.2%
J.M. Smucker Co. (The)	89	10,990
Kraft Foods Group, Inc.	350	25,462
Mead Johnson Nutrition Co.	289	22,781

		59,233

Total Consumer Staples – 4.5%		120,668
Energy
Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	412	28,723

Oil & Gas Exploration & Production – 1.7%
Newfield Exploration Co. (A)	492	16,008
Noble Energy, Inc.	932	30,691

		46,699

Oil & Gas Storage & Transportation – 0.9%
Energy Transfer Partners L.P.	539	18,189
Plains GP Holdings L.P., Class A	746	7,049

		25,238

Total Energy – 3.7%		100,660
Financials
Asset Management & Custody Banks – 1.1%
Northern Trust Corp.	429	30,894

Investment Banking & Brokerage – 0.8%
Morgan Stanley	722	22,969

Other Diversified Financial Services – 3.2%
Citigroup, Inc.	706	36,528
JPMorgan Chase & Co.	757	49,958

		86,486

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	536	51,077

Specialized REITs – 1.1%
Crown Castle International Corp.	343	29,683

Total Financials – 8.1%		221,109
Health Care
Biotechnology – 0.6%
Biogen, Inc. (A)	51	15,762

Health Care Equipment – 1.1%
Medtronic plc	393	30,245

Pharmaceuticals – 6.4%
Allergan plc (A)	121	37,812
GlaxoSmithKline plc ADR	575	23,209
Johnson & Johnson	354	36,312
Shire Pharmaceuticals Group plc ADR	190	38,968
Teva Pharmaceutical Industries Ltd. ADR	585	38,396

		174,697

Total Health Care – 8.1%		220,704
Industrials
Aerospace & Defense – 3.1%
Boeing Co. (The)	374	54,077
Rockwell Collins, Inc.	322	29,707

		83,784

Industrial Conglomerates – 1.4%
General Electric Co.	1,214	37,822

Railroads – 1.4%
Union Pacific Corp.	504	39,397

Total Industrials – 5.9%		161,003
Information Technology
Application Software – 0.9%
Autodesk, Inc. (A)	399	24,326

Communications Equipment – 1.0%
Harris Corp.	305	26,513

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp. (A)	118	32,635
FleetCor Technologies, Inc. (A)	162	23,119

		55,754

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A (A)	611	36,654

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	1,271	23,733

Semiconductors – 3.9%
Broadcom Corp., Class A	804	46,470
Microchip Technology, Inc.	556	25,897
Texas Instruments, Inc.	636	34,849

		107,216

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.	103	10,867

Total Information Technology – 10.5%		285,063
Materials
Diversified Chemicals – 1.1%
PPG Industries, Inc.	305	30,165

Diversified Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,523	10,311

Total Materials – 1.5%		40,476
Telecommunication Services
Integrated Telecommunication Services – 0.5%
AT&T, Inc.	353	12,159

Total Telecommunication Services – 0.5%		12,159

TOTAL COMMON STOCKS – 56.3%		$1,528,079
(Cost: $1,344,368)

PREFERRED STOCKS
Health Care
Pharmaceuticals – 1.8%
Allergan plc, Convertible Series A, 5.500%	29	29,875
Teva Pharmaceutical Industries Ltd., Convertible, 7.000% (A)	19	18,821

		48,696

Total Health Care – 1.8%		48,696
Industrials
Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	232	21,242

Total Industrials – 0.8%		21,242
Materials
Commodity Chemicals – 0.5%
A. Schulman, Inc., Convertible	19	15,696

Total Materials – 0.5%		15,696

Telecommunication Services
Integrated Telecommunication Services – 0.9%
Frontier Communications Corp., Convertible Series A, 11.125%	261	23,886

Total Telecommunication Services – 0.9%		23,886

TOTAL PREFERRED STOCKS – 4.0%		$109,520
(Cost: $114,410)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel Retail – 0.2%
L Brands, Inc.,
6.875%, 11–1–35 (B)	$3,250	3,340
Limited Brands, Inc.,
6.625%, 4–1–21	2,915	3,228

		6,568

Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	849	898

Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc.:
2.125%, 5–23–19 (B)	6,250	5,931
2.400%, 5–22–20 (B)	4,000	3,746

		9,677

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	849

Cable & Satellite – 0.3%
News American, Inc.,
3.000%, 9–15–22	1,500	1,478
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	900	848
Viacom, Inc.:
2.500%, 9–1–18	1,100	1,098
2.200%, 4–1–19	2,000	1,965
2.750%, 12–15–19	3,000	2,961

		8,350

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	462
1.875%, 4–15–18	1,000	990

		1,452

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,455

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	475

Household Appliances – 0.2%
Stanley Black & Decker, Inc.,
2.451%, 11–17–18	6,000	6,024

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	2,900	2,945

Specialty Stores – 0.2%
GNC Holdings, Inc., Convertible,
1.500%, 8–15–20 (B)	6,000	4,804

Total Consumer Discretionary – 1.6%		43,497
Consumer Staples
Brewers – 0.1%
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	2,700	2,694

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6–15–18	1,000	985

Drug Retail – 0.2%
CVS Health Corp.,
2.800%, 7–20–20	4,000	4,020
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,650	1,647

		5,667

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,277
ConAgra Foods, Inc.,
1.900%, 1–25–18	3,190	3,173
Wm. Wrigley Jr. Co.,
2.400%, 10–21–18 (B)	1,500	1,504

		6,954

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	485

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	2,100	2,100

Personal Products – 0.0%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,162

Soft Drinks – 0.3%
Coca–Cola Co. (The),
1.875%, 10–27–20	7,100	7,030

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	4,000	4,001

Total Consumer Staples – 1.2%		31,078
Energy
Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (B)	19,500	16,770
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	2,100	1,869
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	6,000	5,962

		24,601

Oil & Gas Exploration & Production – 1.2%
BP Capital Markets plc,
2.315%, 2–13–20	3,000	2,957
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	4,250	4,264
Devon Energy Corp.,
2.250%, 12–15–18	3,000	2,738
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,624
Stone Energy Corp., Convertible,
1.750%, 3–1–17	11,000	8,126
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20 (B)	20,000	13,600

		34,309

Oil & Gas Storage & Transportation – 1.2%
Buckeye Partners L.P.,
2.650%, 11–15–18	6,300	6,061
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	10,951	6,201
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,005
Plains All American Pipeline L.P. and PAA Finance Corp.:
2.600%, 12–15–19	1,750	1,552
4.650%, 10–15–25	12,000	10,481
Williams Partners L.P.,
3.600%, 3–15–22	5,500	4,328

		31,628

Total Energy – 3.3%		90,538
Financials
Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11–30–18	6,500	6,769
3.875%, 1–15–20	10,000	10,154

		16,923

Consumer Finance – 1.0%
American Express Co.,
4.900%, 12–29–49	5,800	5,510
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,123
2.250%, 2–13–19	4,000	3,983
Capital One N.A.,
2.400%, 9–5–19	3,250	3,216
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,566
Intercontinental Exchange, Inc.,
2.500%, 10–15–18	1,700	1,715
SLM Corp.,
4.875%, 6–17–19	3,000	2,760
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,481

		27,354

Diversified Banks – 5.7%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	6,200	6,240
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,497
8.000%, 12–29–49	8,800	8,954
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	6,000	6,029
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,481
2.050%, 10–30–18	5,000	5,012
Barclays Bank plc,
2.500%, 2–20–19	2,600	2,606
BNP Paribas S.A.,
2.450%, 3–17–19	4,500	4,522

Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,760
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	8,750	8,703
ING Bank N.V.:
2.500%, 10–1–19 (B)	5,400	5,411
2.450%, 3–16–20 (B)	7,200	7,180
KeyBank N.A.,
2.500%, 12–15–19	4,000	4,007
Lloyds Bank plc,
2.350%, 9–5–19	2,650	2,651
Lloyds Bank plc (GTD by Lloyds Banking Group plc),
2.300%, 11–27–18	2,000	2,009
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,226
National Australia Bank Ltd.,
2.400%, 12–9–19 (B)	12,000	12,002
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49 (B)	9,162	9,311
Royal Bank of Canada,
2.350%, 10–30–20	6,000	5,949
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	5,800	6,061
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,018
Societe Generale S.A.:
4.250%, 4–14–25 (B)	2,750	2,597
5.922%, 4–29–49 (B)	11,000	11,151
Standard Chartered plc,
2.250%, 4–17–20 (B)	11,000	10,736
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	3,978
UBS Preferred Funding Trust V,
6.243%, 5–29–49	6,536	6,552
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,041

		155,684

Diversified Capital Markets – 0.2%
Intercontinental Exchange, Inc.,
2.750%, 12–1–20	4,500	4,501

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	6,500	6,744
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,002
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20 (B)	4,000	3,963
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,376
2.625%, 1–31–19	4,000	4,029
2.600%, 4–23–20	3,400	3,392
Morgan Stanley:
2.125%, 4–25–18	2,500	2,506
2.650%, 1–27–20	5,900	5,886

		28,898

Life & Health Insurance – 0.3%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,586
New York Life Global Funding,
1.550%, 11–2–18 (B)	4,200	4,166

		6,752

Multi–Line Insurance – 0.3%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,727
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	6,000	5,978

		8,705

Other Diversified Financial Services – 1.8%
Citigroup, Inc.:
3.875%, 2–19–19	2,600	2,587
5.800%, 11–29–49	8,600	8,527
5.950%, 12–29–49	2,000	1,994
5.950%, 12–31–49	7,250	6,978
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	2,600	2,604
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	950
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	1,250	1,229
2.850%, 10–15–18	1,300	1,305
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,686
JPMorgan Chase & Co.,
7.900%, 4–29–49	3,000	3,054
Moody’s Corp.,
2.750%, 7–15–19	1,300	1,311
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	2,700	2,656
PennantPark Investment Corp.,
4.500%, 10–1–19	8,100	8,109
Total Capital,
2.125%, 8–10–18	1,500	1,504

		49,494

Regional Banks – 0.5%
PNC Bank N.A.,
2.200%, 1–28–19	4,000	4,013
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,720
5.625%, 12–29–49	4,800	4,830

		12,563

Specialized REITs – 0.5%
Air Lease Corp.,
3.750%, 2–1–22	4,000	3,929
Aircastle Ltd.,
5.125%, 3–15–21	8,081	8,303
Crown Castle International Corp.,
5.250%, 1–15–23	1,046	1,100

		13,332

Total Financials – 12.0%		324,206
Health Care
Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	6,000	5,993
2.125%, 5–1–20	6,000	5,921

		11,914

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	500	475
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	2,963

		3,438

Health Care Services – 0.2%
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,650	1,654
Quest Diagnostics, Inc.,
2.500%, 3–30–20	2,750	2,714

		4,368

Health Care Supplies – 0.6%
C.R. Bard, Inc.,
1.375%, 1–15–18	4,385	4,330
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,900
Express Scripts Holding Co.,
2.250%, 6–15–19	6,000	5,965
Medtronic, Inc.,
2.500%, 3–15–20	3,000	3,022

		17,217

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,587
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,700	1,719
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,169

		11,475

Pharmaceuticals – 0.8%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	9,500	10,327
Mylan, Inc.,
2.550%, 3–28–19	700	691
Perrigo Co. Ltd.,
2.300%, 11–8–18	9,250	9,120

		20,138

Total Health Care – 2.5%		68,550
Industrials
Aerospace & Defense – 2.3%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (B)	4,200	4,191
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	19,485	19,777
Northrop Grumman Corp.,
1.750%, 6–1–18	2,060	2,044
TransDigm Group, Inc.,
7.500%, 7–15–21	17,831	18,455
TransDigm, Inc.,
6.000%, 7–15–22	17,800	17,400

		61,867

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11–5–20	4,500	4,479

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	873	843

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	2,250	2,248
2.350%, 2–26–19	1,000	991

		3,239

Total Industrials – 2.6%		70,428
Information Technology
Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	2,900	2,877

Semiconductors – 1.3%
Broadcom Corp.,
2.700%, 11–1–18	1,000	1,004

Micron Technology, Inc.,
5.500%, 2–1–25	8,081	7,030
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	33,500	27,847

		35,881

Systems Software – 0.3%
CA, Inc.,
2.875%, 8–15–18	2,850	2,862
Oracle Corp.,
2.250%, 10–8–19	5,300	5,357

		8,219

Total Information Technology – 1.7%		46,977
Materials
Construction Materials – 0.3%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	10,550	8,757

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20 (B)	3,250	3,224

Diversified Metals & Mining – 0.4%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	1,507
Freeport–McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	450	351
Glencore Funding LLC:
3.125%, 4–29–19 (B)	3,000	2,505
2.875%, 4–16–20 (B)	5,500	4,290
Teck Resources,
3.000%, 3–1–19	2,500	1,550

		10,203

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	2,100	2,098

Industrial Gases – 0.1%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,245
Praxair, Inc.,
3.000%, 9–1–21	1,000	1,012

		2,257

Metal & Glass Containers – 0.0%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	1,281	1,230

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,650	1,619
RPM International, Inc.,
3.450%, 11–15–22	1,000	959

		2,578

Total Materials – 1.1%		30,347
Telecommunication Services
Integrated Telecommunication Services – 0.6%
AT&T, Inc.,
2.300%, 3–11–19	13,000	12,996
Verizon Communications, Inc.,
2.625%, 2–21–20	2,468	2,477

		15,473

Wireless Telecommunication Service – 0.0%
American Tower Corp.,
4.700%, 3–15–22	1,400	1,472
Virgin Media Finance plc,
4.875%, 2–15–22	284	258

		1,730

Total Telecommunication Services – 0.6%		17,203
Utilities
Electric Utilities – 0.2%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	4,000	3,982
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	1,721

		5,703

Gas Utilities – 0.2%
Sempra Energy,
2.400%, 3–15–20	4,200	4,106

Multi–Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	4,000	3,986

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	10,000		9,231

Total Utilities – 0.9%			23,026

TOTAL CORPORATE DEBT SECURITIES – 27.5%			$745,850
(Cost: $770,929)

MORTGAGE–BACKED SECURITIES
Commercial Mortgage–Backed Securities – 0.0%
BHN Mortgage Fund Series 1997–1, Class A2,
7.916%, 7–25–09 (B)(C)	7		—
BHN Mortgage Fund Series 2000–1, Class AF,
8.000%, 3–31–11 (B)(C)	1		—

			—

TOTAL MORTGAGE–BACKED SECURITIES – 0.0%			$0
(Cost: $ — )

LOANS (D)
Financials
Other Diversified Financial Services – 0.6%
WP Mustang Holdings LLC,
0.000%, 5–29–22 (E)	16,201		16,151

Total Financials – 0.6%			16,151

TOTAL LOANS – 0.6%			$16,151
(Cost: $16,201)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 0.0%
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
6.000%, 9–1–17	21		21
5.000%, 1–1–18	14		15
5.500%, 4–1–18	—	*	—	*
6.500%, 10–1–28	43		49
6.500%, 2–1–29	7		7
7.000%, 11–1–31	56		65
6.500%, 2–1–32	42		49
7.000%, 2–1–32	60		70
7.000%, 3–1–32	27		31
7.000%, 7–1–32	32		36
6.500%, 9–1–32	33		39
5.500%, 5–1–33	32		36
5.500%, 6–1–33	27		30

			448

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%			$448
(Cost: $400)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.7%
U.S. Treasury Notes:
0.625%, 5–31–17	8,500		8,463
1.375%, 11–30–18	10,000		10,022

			18,485

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.7%			$18,485
(Cost: $18,446)

SHORT-TERM SECURITIES
Commercial Paper (F) – 10.7%
Abbott Laboratories,
0.250%, 1–26–16	15,000		14,997
Air Products and Chemicals, Inc.,
0.380%, 1–27–16	9,000		8,997
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.380%, 1–28–16	15,000		14,996
Army & Air Force Exchange Service,
0.340%, 1–20–16	1,500		1,500
Bemis Co., Inc.:
0.330%, 1–4–16	5,000		5,000
0.440%, 1–14–16	10,000		9,998
BMW U.S. Capital LLC (GTD by BMW AG),
0.370%, 1–25–16	5,000		4,999
BorgWarner, Inc.,
0.610%, 1–11–16	10,000		9,998
Campbell Soup Co.,
0.310%, 1–8–16	10,000		9,999
Clorox Co. (The),
0.470%, 1–20–16	8,000		7,998
DTE Electric Co.,
0.440%, 1–21–16	10,000		9,997

DTE Gas Co.,
0.430%, 1–19–16	9,000	8,998
Emerson Electric Co.,
0.340%, 2–22–16	7,000	6,996
Federal Home Loan Bank:
0.280%, 3–3–16	6,000	5,997
0.280%, 3–10–16	10,000	9,995
0.280%, 3–14–16	15,000	14,991
0.280%, 3–15–16	10,000	9,994
IBM Credit Corp.,
0.370%, 3–21–16	10,000	9,992
Illinois Tool Works, Inc.,
0.300%, 1–4–16	5,554	5,554
Intel Corp.:
0.350%, 1–27–16	10,000	9,997
0.210%, 2–25–16	10,000	9,994
J.M. Smucker Co. (The),
0.290%, 1–4–16	5,000	5,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.550%, 2–9–16	3,000	2,999
Kroger Co. (The):
0.700%, 1–4–16	5,000	5,000
0.700%, 1–6–16	8,000	7,999
McCormick & Co., Inc.,
0.290%, 1–4–16	2,343	2,343
Siemens Capital Co. LLC (GTD by Siemens AG),
0.230%, 3–29–16	10,000	9,990
St. Jude Medical, Inc.,
0.350%, 1–4–16	5,000	5,000
United Parcel Service, Inc.:
0.200%, 1–5–16	10,000	10,000
0.290%, 2–1–16	5,000	4,999
W.W. Grainger, Inc.:
0.350%, 2–4–16	7,500	7,497
0.360%, 2–9–16	4,750	4,748

Walt Disney Co. (The),
0.270%, 1–20–16	5,000	4,999
Wisconsin Electric Power Co.,
0.250%, 1–7–16	20,000	19,999
Wisconsin Gas LLC,
0.650%, 1–8–16	10,000	9,999

		291,559

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (G)	2,222	2,222

Municipal Obligations – 0.1%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (G)	4,000	4,000

United States Government Obligation – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.330%, 1–6–16 (G)	5,000	5,000

TOTAL SHORT–TERM SECURITIES – 11.1%		$302,781
(Cost: $302,761)

TOTAL INVESTMENT SECURITIES – 100.2%		$2,721,314
(Cost: $2,567,515)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(5,216)

NET ASSETS – 100.0%		$2,716,098

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $220,450 or 8.1% of net assets.

(C)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(E)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(F)	Rate shown is the yield to maturity at December 31, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,528,079	$—	$—
Preferred Stocks	93,824	15,696	—
Corporate Debt Securities	—	745,850	—
Mortgage-Backed Securities	—	—	—
Loans	—	16,151	—
United States Government Agency Obligations	—	448	—
United States Government Obligations	—	18,485	—
Short-Term Securities	—	302,781	—
Total	$1,621,903	$1,099,411	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,567,515

Gross unrealized appreciation	274,159
Gross unrealized depreciation	(120,360)

Net unrealized appreciation	$153,799

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,524

Reinsurance – 0.2%
Pitney Bowes International Holdings, Inc., Series F, 6.125% (A)	2	1,549

Specialized REITs – 0.4%
Ventas, Inc., 5.450%	100	2,611

Total Financials – 1.2%		8,684

TOTAL PREFERRED STOCKS – 1.2%		$8,684
(Cost: $8,424)

ASSET-BACKED SECURITIES	Principal
Air Canada Pass Through Certificates, Series 2015-1, Class C, 5.000%, 3–15–20 (A)	$1,500	1,414
America West Airlines, Inc., Pass Through Certificates, Series 1999-1, 7.930%, 1–2–19	673	722
America West Airlines, Inc., Pass Through Certificates, Series 2000-1, 8.057%, 7–2–20	910	1,022
American Airlines Class B Pass Through Certificates, Series 2013-2, 5.600%, 7–15–20 (A)	3,231	3,295
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1, 3.700%, 5–1–23	959	937
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2, 5.625%, 1–15–21 (A)	4,425	4,480
Aventura Mall Trust, Series 2013-AVM, Class B, 3.743%, 12–5–32 (A)(B)	3,600	3,712
Cabela’s Master Credit Card Trust 2015-2, Class A1, 2.250%, 7–17–23	1,285	1,280
CarMax Auto Owner Trust 2013-2, Class D:
1.880%, 11–15–19 (B)	1,300	1,296
2.060%, 11–15–19	3,000	2,974
CarMax Auto Owner Trust 2013-4, Class D,
2.600%, 4–15–20	2,000	1,969
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	667	747
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	548	617
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	1,702	1,770
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	747	784
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,699	4,065
6.943%, 1–10–30	2,685	3,070
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	1,400	1,410
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A:
6.375%, 7–2–17 (A)	600	602
4.750%, 5–7–20	1,017	1,073
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	4,090	4,397
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)	827	818
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	4,180	4,076

Hyundai Auto Receivables Trust 2014-A, Class D:
2.020%, 8–15–19	1,000	1,003
1.780%, 7–15–20	2,500	2,477
2.530%, 7–15–20	1,000	1,007
Longtrain Leasing III LLC, Series 2015A-1,
2.980%, 1–15–45 (A)	2,702	2,654
Longtrain Leasing III LLC, Series 2015A-2,
4.060%, 1–15–45 (A)	6,275	6,230
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	2,294	2,255
Tal Advantage V LLC,
3.510%, 2–22–39 (A)	772	760
TCF Auto Receivables Owner Trust 2015-2, Class A3,
2.060%, 4–15–20 (A)(B)	3,665	3,656
U.S. Airways, Inc. Class A Pass-Through Certificates, Series 2012-1,
5.900%, 10–1–24	839	927
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	2,000	2,010
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	1,963	2,062
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	1,095	1,094
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	4,090	4,100
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	1,530	1,553
World Omni Automobile Lease Securitization Trust 2015-A, Class B,
1.940%, 12–15–20	3,940	3,911

TOTAL ASSET-BACKED SECURITIES – 11.1%		$82,229
(Cost: $82,381)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Apparel Retail – 0.4%
Limited Brands, Inc.,
6.625%, 4–1–21	2,340	2,591

Auto Parts & Equipment – 0.3%
Dana Holding Corp.,
6.750%, 2–15–21	1,500	1,541
Tenneco, Inc.,
6.875%, 12–15–20	965	999

		2,540

Household Appliances – 0.3%
Stanley Black & Decker, Inc.,
5.750%, 12–15–53	2,115	2,221

Total Consumer Discretionary – 1.0%		7,352
Energy
Oil & Gas Drilling – 0.2%
Noble Holding International Ltd.,
4.000%, 3–16–18	1,250	1,132

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.),
7.034%, 1–15–68	4,763	4,834

Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corp.,
8.000%, 12–15–22	2,457	1,204
Chesapeake Midstream Partners L.P. and CHKM Finance Corp.,
6.125%, 7–15–22	2,500	2,366

		3,570

Oil & Gas Refining & Marketing – 1.4%
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
7.900%, 4–15–18	5,345	5,459
4.800%, 9–1–20	2,340	2,106
Tesoro Corp.,
4.250%, 10–1–17	2,645	2,704

		10,269

Oil & Gas Storage & Transportation – 3.6%
Access Midstream Partners L.P.,
4.875%, 5–15–23	3,500	2,837
Boardwalk Pipeline Partners L.P.,
5.200%, 6–1–18	2,500	2,503
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
5.750%, 9–15–19	3,975	4,001
Buckeye Partners L.P.,
5.600%, 10–15–44	5,715	4,264
Gulfstream Natural Gas System LLC,
4.600%, 9–15–25 (A)	1,975	1,875
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,600	3,618
5.875%, 3–1–22	3,000	2,828
Sunoco Logistics Partners Operations L.P.,
6.850%, 2–15–40	1,265	1,119
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	4,000	3,882

		26,927

Total Energy – 6.3%		46,732
Financials
Asset Management & Custody Banks – 0.3%
State Street Corp., Series F,
5.250%, 12–29–49	2,275	2,278

Consumer Finance – 4.0%
Capital One Financial Corp., Series E,
5.550%, 12–29–49	5,770	5,741
Discover Bank:
8.700%, 11–18–19	458	542
3.100%, 6–4–20	4,525	4,537
General Motors Financial Co., Inc.:
4.750%, 8–15–17	4,100	4,250
3.150%, 1–15–20	1,400	1,387
4.375%, 9–25–21	1,080	1,096
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	1,645	1,651
Hyundai Capital America,
2.400%, 10–30–18 (A)	3,725	3,714
Synchrony Financial,
2.600%, 1–15–19	5,850	5,831
Union 13 Leasing LLC,
1.870%, 6–28–24	844	827

		29,576

Diversified Banks – 4.4%
Bank of America Corp.:
5.750%, 12–1–17	2,405	2,573
5.875%, 1–5–21	665	753
4.000%, 1–22–25	3,250	3,184
3.950%, 4–21–25	1,515	1,475
Bank of America N.A.,
5.300%, 3–15–17	1,469	1,528
Bank of New York Mellon Corp. (The),
4.950%, 12–29–49	2,800	2,744
Barclays plc,
3.650%, 3–16–25	1,775	1,706
Citizens Bank N.A.,
2.300%, 12–3–18	2,500	2,497
Comerica, Inc.,
4.000%, 7–27–25	3,000	3,042
Compass Bank,
3.875%, 4–10–25	5,000	4,587
HSBC Bank USA N.A.,
6.000%, 8–9–17	4,235	4,505
Huntington National Bank,
2.200%, 11–6–18	2,000	1,995
KeyCorp.,
2.900%, 9–15–20	2,050	2,043

		32,632

Investment Banking & Brokerage – 2.0%
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20 (A)	3,000	2,972
Goldman Sachs Group, Inc. (The),
5.250%, 7–27–21	1,000	1,106
Morgan Stanley:
6.250%, 8–28–17	3,200	3,426
5.500%, 1–26–20	1,552	1,708
5.500%, 7–28–21	1,090	1,222
5.450%, 12–29–29	1,650	1,611
5.550%, 12–29–49	2,275	2,275

		14,320

Life & Health Insurance – 0.7%
MetLife, Inc.,
5.250%, 12–29–49	2,500	2,544
Symetra Financial Corp.,
6.125%, 4–1–16 (A)	2,755	2,783

		5,327

Other Diversified Financial Services – 3.3%
Citigroup Funding, Inc.,
6.125%, 12–29–49	5,000	5,100
Citigroup, Inc.,
4.400%, 6–10–25	3,750	3,789
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	1,410	1,415
JPMorgan Chase & Co.:
3.900%, 7–15–25	3,750	3,862
5.000%, 12–29–49	2,600	2,470
JPMorgan Chase Bank N.A.,
6.000%, 7–5–17	215	229
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,506
4.125%, 11–1–24 (A)	2,125	2,133
Ulani MSN 37894 LLC,
2.184%, 12–20–24	2,923	2,901

		24,405

Property & Casualty Insurance – 0.2%
Assurant, Inc.,
2.500%, 3–15–18	1,670	1,668

Real Estate Development – 0.7%
ARC Properties Operating Partnership L.P. and Clark Acquisition LLC,
2.000%, 2–6–17	5,450	5,396

Regional Banks – 0.7%
Synovus Financial Corp.:
7.875%, 2–15–19	3,025	3,358
5.750%, 12–15–25	2,000	2,040

		5,398

Retail REITs – 0.4%
Retail Properties of America, Inc.,
4.000%, 3–15–25	2,950	2,783

Specialized REITs – 1.4%
American Tower Trust I,
1.551%, 3–15–18 (A)	3,070	2,998
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	4,050	4,418
Hospitality Properties Trust,
4.650%, 3–15–24	1,200	1,182
Ventas Realty L.P. and Ventas Capital Corp.,
2.700%, 4–1–20	1,867	1,841

		10,439

Total Financials – 18.1%		134,222
Health Care
Biotechnology – 2.3%
Biogen, Inc.,
3.625%, 9–15–22	4,900	4,955
Celgene Corp.,
5.000%, 8–15–45	6,250	6,274
Gilead Sciences, Inc.,
4.750%, 3–1–46	6,000	6,068

		17,297

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7–1–42	2,170	2,063

Health Care Supplies – 1.2%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	5,000	5,340
Sinai Health System,
3.034%, 1–20–36	1,825	1,795
St. Jude Medical, Inc.,
3.875%, 9–15–25	1,600	1,616

		8,751

Total Health Care – 3.8%		28,111
Industrials
Airlines – 0.4%
British Airways plc,
5.625%, 6–20–20 (A)	1,163	1,211
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	958	1,073
U.S. Airways Group, Inc., Class B,
8.500%, 4–22–17	457	480
United Air Lines, Inc.,
10.400%, 11–1–16	239	254

		3,018

Industrial Machinery – 1.0%
Pentair Finance S.A.,
3.625%, 9–15–20	7,625	7,618

Railroads – 1.2%
BNSF Funding Trust I,
6.613%, 12–15–55	6,280	7,002
Canadian Pacific Railway Co.,
6.125%, 9–15–15	1,825	1,847

		8,849

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC,
6.750%, 5–20–20	1,500	1,459

AmeriGas Partners L.P. and AmeriGas Finance Corp.,
6.500%, 5–20–21	477	451

		1,910

Trucking – 0.1%
Tagua Leasing LLC,
1.900%, 7–12–24	969	952

Total Industrials – 3.0%		22,347
Information Technology
Application Software – 0.7%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,063

Technology Hardware, Storage & Peripherals – 0.8%
Hewlett Packard Enterprise Co.:
2.850%, 10–5–18 (A)	4,325	4,324
4.400%, 10–15–22 (A)	1,600	1,594

		5,918

Total Information Technology – 1.5%		10,981
Telecommunication Services
Integrated Telecommunication Services – 0.9%
AT&T, Inc.,
5.550%, 8–15–41	1,625	1,632
Frontier Communications Corp.:
8.875%, 9–15–20 (A)	2,000	2,025
6.250%, 9–15–21	750	636
SBA Tower Trust,
2.240%, 4–16–18 (A)	3,120	3,058

		7,351

Wireless Telecommunication Service – 0.1%
MetroPCS Communications, Inc.,
6.625%, 4–1–23	500	510

Total Telecommunication Services – 1.0%		7,861
Utilities
Electric Utilities – 2.8%
AES Corp. (The),
3.414%, 6–1–19 (B)	2,300	2,110
Entergy Corp.,
4.000%, 7–15–22	2,400	2,449
Exelon Corp.,
5.100%, 6–15–45 (A)	2,550	2,544
Exelon Generation Co. LLC,
2.950%, 1–15–20	4,785	4,769
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	3,750	3,762
IPALCO Enterprises, Inc.,
3.450%, 7–15–20	2,800	2,744
Southwestern Electric Power Co.,
5.550%, 1–15–17	2,395	2,476

		20,854

Gas Utilities – 0.5%
AGL Capital Corp.,
3.875%, 11–15–25	3,250	3,271

Multi-Utilities – 0.4%
Dominion Resources, Inc.,
5.750%, 10–1–54	3,300	3,233

Total Utilities – 3.7%		27,358

TOTAL CORPORATE DEBT SECURITIES – 38.4%		$284,964
(Cost: $289,727)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 5.1%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	1,354	1,379

BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A,
4.185%, 8–15–46 (A)(B)	6,130		6,333
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class A,
3.430%, 11–5–36 (A)	2,850		2,835
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class D,
4.026%, 11–5–36 (A)(B)	1,425		1,389
BHN Mortgage Fund Series 1997-1, Class A2,
7.916%, 7–25–09 (A)(C)	31		—	*
BHN Mortgage Fund, Series 1997-1A1,
0.000%, 3–25–12 (A)(C)	10		—	*
BHN Mortgage Fund, Series 1997-2A2,
7.540%, 5–31–17 (A)(C)	—	*	—
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD,
2.911%, 1–12–30 (A)(B)	1,240		1,237
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4,
3.818%, 11–10–48	3,600		3,688
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
1.597%, 4–15–27 (A)(B)	500		494
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-ESH MZ,
2.295%, 12–5–31 (A)	2,000		1,997
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR,
3.329%, 11–5–34 (A)(B)	1,000		985
Helios Leasing I LLC,
2.018%, 5–29–24	1,044		1,031
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	535		447
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	83		59
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
1.919%, 12–5–27 (A)(B)	5,758		385
7.151%, 12–5–27 (A)	1,425		1,657
7.445%, 12–5–27 (A)(B)	2,600		2,995
Mellon Residential Funding,
6.750%, 6–25–28	1		1
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.880%, 11–28–35 (A)(B)	1,280		1,206
UBS-Barclays Commerical Mortgage Trust, Series 2012-C3 A4,
3.091%, 8–10–49	2,885		2,891
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200		1,309
Wells Fargo Commerical Mortgage Trust, Series 2012-LC5 A3,
3.148%, 5–15–48	700		684
WFRBS Commercial Mortgage Trust 2001-C2 A-2,
3.791%, 2–15–44 (A)	629		628
WFRBS Commercial Mortgage Trust 2011-C5,
3.667%, 11–15–44 (B)	435		452
WFRBS Commercial Mortgage Trust 2012-C10, Class A-3,
2.870%, 11–15–45	3,539		3,505

			37,587

Other Mortgage-Backed Securities – 3.0%
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12–25–31 (B)	336		315

Banc of America Mortgage Trust 2004-03,
4.875%, 4–25–19	34	33
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003-3,
5.500%, 5–25–33	341	351
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	127	104
C-Bass 2006-MH1 Trust:
5.236%, 10–25–36 (A)(B)	3,300	3,451
5.546%, 10–25–36 (A)(B)	4	4
CCG Receivables Trust, Series 2015-1, Class A3,
1.920%, 1–17–23 (A)(B)	3,000	2,985
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	103	101
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	3	3
COMM 2012-9W57 Mortgage Trust, Class A,
2.365%, 2–10–29 (A)	2,250	2,265
Connecticut Avenue Securities, Series 2013-C01,
1.372%, 5–25–24 (B)	917	912
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	154	156
5.200%, 12–15–35 (A)(B)	300	314
Credit Suisse Mortgage Trust 2014-ICE, Class C,
1.881%, 4–15–27 (A)(B)	4,225	4,179
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	294	271
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570	532
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7,
6.400%, 10–15–18	9	9
JPMorgan Mortgage Trust 2004-A3,
2.714%, 7–25–34 (B)	168	169
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2,
6.250%, 12–10–29	388	387
Morgan Stanley BAML Trust 2015-C22, Class A4,
3.306%, 4–15–48	100	98
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350	1,364
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930	936
Morgan Stanley Capital I Trust, Series 2012-C4,
1.085%, 3–15–45	86	86
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1–15–35	329	336
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11–15–35 (B)	445	461
Origen Manufactured Housing Contract Trust 2005-A,
5.860%, 6–15–36 (B)	48	51
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1–15–37	622	647
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	—	*
7.872%, 9–28–24 (A)(B)	2	1
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	159	86

Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
6.762%, 12–25–30 (B)	742	542
Structured Asset Mortgage Investments, Inc.,
1.701%, 5–2–30 (B)	6	2
TimberStar Trust I,
6.208%, 10–15–36 (A)	1,560	1,577

		22,728

TOTAL MORTGAGE-BACKED SECURITIES – 8.1%		$60,315
(Cost: $61,802)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	470	490

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	606

New York – 0.8%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,190	3,395
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000	2,867

		6,262

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,351

TOTAL MUNICIPAL BONDS – TAXABLE – 1.2%		$8,709
(Cost: $8,270)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
Federal Farm Credit Bank,
2.990%, 2–4–28	3,600	3,456

Mortgage-Backed Obligations – 27.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.072%, 8–25–24 (B)	1,198	1,204
2.622%, 9–25–24 (B)	4,000	3,957
1.922%, 7–25–25 (B)	2,293	2,292
5.300%, 1–15–33	99	110

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	38	39
5.500%, 9–1–19	78	82
5.000%, 4–1–23	284	305
3.500%, 8–1–26	686	719
2.500%, 3–1–28	715	726
2.500%, 4–1–28	697	708
5.000%, 5–1–29	73	80
3.500%, 5–1–32	1,429	1,494
6.500%, 9–1–32	47	54
6.000%, 11–1–33	62	71
5.500%, 5–1–34	557	632
6.500%, 5–1–34	136	162
5.500%, 6–1–34	164	183
5.000%, 9–1–34	3	3
5.500%, 9–1–34	7	7
5.500%, 10–1–34	243	274
5.500%, 7–1–35	75	83
5.000%, 8–1–35	76	83
5.500%, 10–1–35	73	83
5.000%, 11–1–35	186	204
5.000%, 12–1–35	50	54
6.500%, 7–1–36	84	95
7.000%, 12–1–37	86	97
5.500%, 2–1–39	365	409
5.000%, 11–1–39	182	203
5.000%, 1–1–40	1,057	1,175
5.000%, 3–1–40	1,617	1,805
5.000%, 4–1–40	352	388
5.000%, 8–1–40	321	353
4.000%, 10–1–40	955	1,016
4.000%, 11–1–40	949	1,014
4.500%, 1–1–41	994	1,072
4.000%, 2–1–41	1,711	1,818
4.000%, 3–1–41	545	581
4.500%, 3–1–41	461	501
4.500%, 4–1–41	1,228	1,344
4.000%, 6–1–41	597	637
4.000%, 8–1–41	407	432
4.000%, 11–1–41	4,784	5,075
3.500%, 3–1–42	2,068	2,134
3.000%, 8–1–42	1,392	1,393
3.500%, 8–1–42	3,674	3,789
3.000%, 1–1–43	1,657	1,658
3.000%, 2–1–43	2,018	2,019
3.500%, 12–1–44	6,198	6,384
3.500%, 5–25–45	9,569	9,665
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	5	6
6.000%, 1–1–18	25	25
5.500%, 2–1–18	24	25
5.500%, 3–1–18	5	5
5.000%, 5–1–18	89	92
5.000%, 6–1–18	20	21
5.000%, 7–1–18	10	10
5.000%, 10–1–18	63	65
5.500%, 9–1–19	26	28
3.000%, 9–1–22	947	977
5.000%, 7–1–23	156	171
6.000%, 8–1–23	155	169
5.500%, 2–1–24	64	71
3.500%, 1–1–25 TBA	125	131
4.500%, 4–1–25	253	270
3.500%, 11–1–25	456	481
3.500%, 6–1–26	725	762
2.500%, 11–1–27	1,390	1,395
3.000%, 1–1–28	3,130	3,224
2.500%, 1–1–29	705	710
6.000%, 8–1–29	54	61
7.500%, 5–1–31	18	20
7.000%, 9–1–31	8	9
7.000%, 11–1–31	108	126
6.500%, 12–1–31	10	12
6.500%, 2–1–32	109	127
7.000%, 2–1–32	82	97
7.000%, 3–1–32	120	137
6.500%, 4–1–32	20	24
6.500%, 5–1–32	47	54
6.500%, 7–1–32	13	15
6.500%, 8–1–32	21	24
6.000%, 9–1–32	23	26
6.500%, 9–1–32	53	61
6.000%, 10–1–32	409	468
6.500%, 10–1–32	47	56
6.000%, 11–1–32	301	346
3.500%, 12–1–32	2,090	2,185
6.000%, 3–1–33	512	586
5.500%, 4–1–33	315	357
6.000%, 4–1–33	25	28

5.500%, 5–1–33	36	40
6.000%, 6–1–33	76	87
6.500%, 8–1–33	17	19
6.000%, 10–1–33	41	47
6.000%, 12–1–33	91	103
5.500%, 1–1–34	179	201
6.000%, 1–1–34	58	67
5.000%, 3–1–34	356	393
5.500%, 3–1–34	37	42
5.500%, 4–1–34	35	39
5.000%, 5–1–34	23	25
6.000%, 8–1–34	77	87
5.500%, 9–1–34	268	302
6.000%, 9–1–34	104	118
6.500%, 9–1–34	198	226
5.500%, 11–1–34	372	416
6.000%, 11–1–34	136	155
6.500%, 11–1–34	12	14
5.000%, 12–1–34	517	572
5.500%, 1–1–35	352	397
5.500%, 2–1–35	776	879
6.500%, 3–1–35	193	223
5.000%, 4–1–35	97	107
5.500%, 4–1–35	179	201
4.500%, 5–1–35	367	397
5.500%, 6–1–35	11	12
4.500%, 7–1–35	283	307
5.000%, 7–1–35	706	781
5.500%, 7–1–35	85	96
5.500%, 8–1–35	11	12
5.500%, 10–1–35	353	404
5.500%, 11–1–35	210	236
5.500%, 12–1–35	223	251
5.000%, 2–1–36	55	61
5.500%, 2–1–36	172	185
6.500%, 2–1–36	40	46
5.500%, 9–1–36	254	286
5.500%, 11–1–36	117	131
6.000%, 11–1–36	72	82
6.000%, 1–1–37	49	56
6.000%, 5–1–37	134	154
5.500%, 6–1–37	69	78
6.000%, 8–1–37	74	84
6.000%, 9–1–37	85	98
7.000%, 10–1–37	17	18
5.500%, 3–1–38	241	275
5.000%, 4–1–38	318	357
5.500%, 5–1–38	67	75
6.000%, 10–1–38	242	275
6.000%, 12–1–38	156	178
4.000%, 1–1–39 TBA	10,000	10,579
4.500%, 6–1–39	193	210
5.000%, 12–1–39	439	495
5.500%, 12–1–39	294	331
5.000%, 3–1–40	1,094	1,221
6.000%, 6–1–40	143	161
4.500%, 10–1–40	956	1,034
4.000%, 12–1–40	1,328	1,408
3.500%, 4–1–41	2,187	2,262
4.000%, 4–1–41	1,346	1,434
4.500%, 4–1–41	2,291	2,499
5.000%, 4–1–41	274	308
4.500%, 7–1–41	1,202	1,302
4.000%, 8–1–41	991	1,051
4.000%, 9–1–41	1,582	1,684
4.000%, 10–1–41	1,663	1,770
3.500%, 11–1–41	3,628	3,755
3.500%, 1–1–42 TBA	18,649	19,244
3.000%, 3–1–42	1,376	1,381
3.500%, 8–1–42	2,186	2,262
3.000%, 9–1–42	2,294	2,301
3.000%, 1–1–43	3,695	3,694
3.500%, 1–1–43	1,211	1,252
3.500%, 2–1–43	1,582	1,645
3.500%, 3–1–43	2,307	2,389
3.000%, 5–1–43	7,949	7,965
4.000%, 1–1–44	1,359	1,454
3.500%, 5–1–45	2,356	2,432
3.500%, 6–1–45	2,125	2,197
3.500%, 7–1–45	1,622	1,674
3.500%, 8–1–45	2,658	2,745
3.500%, 9–1–45	1,407	1,453
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (B)(D)	125	—	*
0.000%, 3–16–42 (B)(D)	676	—	*
0.008%, 6–17–45 (B)(D)	456	—	*

Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	60	65
4.000%, 8–20–31	754	807
5.000%, 7–15–33	199	222
5.000%, 7–15–34	148	165
5.500%, 12–15–34	191	216
5.000%, 1–15–35	202	225
3.250%, 11–20–35	685	702
5.000%, 12–15–35	334	373
4.000%, 6–20–36	1,096	1,173
5.500%, 7–15–38	193	220
5.500%, 10–15–38	243	278
5.500%, 2–15–39	99	111
5.000%, 12–15–39	165	186
5.000%, 1–15–40	1,110	1,223
4.500%, 6–15–40	555	609
5.000%, 7–15–40	355	393
4.000%, 12–20–40	622	675
4.000%, 1–15–41	882	937
4.000%, 10–15–41	533	572
3.500%, 10–20–43	2,234	2,334
4.000%, 12–20–44	974	1,034
3.000%, 1–15–45	365	370
3.500%, 2–20–45	4,275	4,461
3.000%, 3–15–45	3,941	3,994
3.000%, 3–20–45	2,379	2,414
3.500%, 3–20–45	2,748	2,868
3.500%, 4–20–45	6,130	6,398
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1,
7.243%, 2–15–25 (B)	73	82
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	21	23

		200,540

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 27.5%		$203,996
(Cost: $202,751)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.1%
U.S. Treasury Bonds:
2.250%, 11–15–25	1,660	1,656
5.375%, 2–15–31 (E)	4,940	6,698
2.875%, 8–15–45	35,625	34,533
U.S. Treasury Notes:
0.625%, 9–30–17	5	5
1.375%, 10–31–20	8,000	7,861
1.750%, 12–31–20	5,000	4,996
1.750%, 9–30–22	11,950	11,713
2.000%, 11–30–22	7,075	7,036

		74,498

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.1%		$74,498
(Cost: $73,989)

SHORT-TERM SECURITIES
Commercial Paper (F) – 6.7%
Air Products and Chemicals, Inc.,
0.380%, 1–27–16	6,000	5,998
Essilor International S.A.,
0.160%, 1–25–16	10,000	9,997
Federal Home Loan Bank:
0.280%, 3–3–16	3,000	2,998
0.280%, 3–14–16	10,000	9,994
J.M. Smucker Co. (The),
0.290%, 1–4–16	2,100	2,100
Kroger Co. (The),
0.700%, 1–6–16	5,000	5,000
McCormick & Co., Inc.,
0.290%, 1–4–16	3,736	3,736
Walt Disney Co. (The),
0.270%, 1–20–16	10,000	9,999

		49,822

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (G)	2,339	2,339

TOTAL SHORT-TERM SECURITIES – 7.0%		$52,161
(Cost: $52,160)

TOTAL INVESTMENT SECURITIES – 104.6%		$775,556
(Cost: $779,504)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.6)%		(33,985)

NET ASSETS – 100.0%		$741,571

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $121,859 or 16.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	All or a portion of securities with an aggregate value of $380 have been pledged as collateral on open futures contracts.

(F)	Rate shown is the yield to maturity at December 31, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	3-31-16	154	$(19,390)	$56
U.S. Treasury Long Bond	Short	3-31-16	70	(10,762)	(12)
U.S. 5-Year Treasury Note	Long	4-5-16	45	5,324	(18)
				$(24,828)	$26

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,135	$1,549	$—
Asset-Backed Securities	—	81,411	818
Corporate Debt Securities	—	284,964	—
Mortgage-Backed Securities	—	60,313	2
Municipal Bonds	—	8,709	—
United States Government Agency Obligations	—	203,996	—
United States Government Obligations	—	74,498	—
Short-Term Securities	—	52,161	—
Total	$7,135	$767,601	$820
Futures Contracts	$56	$—	$—
Liabilities
Futures Contracts	$30	$—	$—

During the period ended December 31, 2015, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$779,504

Gross unrealized appreciation	9,664
Gross unrealized depreciation	(13,612)

Net unrealized depreciation	$(3,948)

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	70	$7,837

Auto Parts & Equipment – 1.6%
Magna International, Inc.	463	18,775

Cable & Satellite – 2.2%
Comcast Corp., Class A	478	26,985

Footwear – 1.9%
NIKE, Inc., Class B	365	22,800

General Merchandise Stores – 1.1%
Dollar General Corp.	176	12,656

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	227	29,968

Internet Retail – 2.1%
Amazon.com, Inc.(A)	38	25,819

Restaurants – 1.6%
Chipotle Mexican Grill, Inc., Class A (A)	41	19,434

Total Consumer Discretionary – 13.7%		164,274
Consumer Staples
Brewers – 3.3%
Anheuser-Busch InBev S.A. ADR	191	23,912
Molson Coors Brewing Co., Class B	167	15,713

		39,625

Distillers & Vintners – 1.0%
Constellation Brands, Inc.	86	12,179

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	165	26,647

Packaged Foods & Meats – 2.4%
Kraft Foods Group, Inc.	391	28,435

Tobacco – 3.7%
Philip Morris International, Inc.	509	44,744

Total Consumer Staples – 12.6%		151,630
Energy
Oil & Gas Equipment & Services – 0.5%
Halliburton Co.	158	5,388

Oil & Gas Exploration & Production – 4.4%
Cabot Oil & Gas Corp.	789	13,961
Cimarex Energy Co.	182	16,261
EOG Resources, Inc.	321	22,710

		52,932

Total Energy – 4.9%		58,320
Financials
Multi-Line Insurance – 2.9%
American International Group, Inc.	558	34,585

Other Diversified Financial Services – 5.6%
Citigroup, Inc.	754	39,009
JPMorgan Chase & Co.	439	28,961

		67,970

Total Financials – 8.5%		102,555
Health Care
Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (A)	163	31,079
Celgene Corp.(A)	181	21,620

		52,699

Health Care Equipment – 2.9%
Medtronic plc	460	35,399

Health Care Facilities – 1.4%
HCA Holdings, Inc. (A)	248	16,738

Pharmaceuticals – 12.5%
Allergan plc (A)	118	36,810
Bristol-Myers Squibb Co.	454	31,211
Shire Pharmaceuticals Group plc ADR	175	35,929
Teva Pharmaceutical Industries Ltd. ADR	700	45,918

		149,868

Total Health Care – 21.2%		254,704

Industrials
Aerospace & Defense – 3.8%
Boeing Co. (The)	185	26,764
Rockwell Collins, Inc.	211	19,466

		46,230

Railroads – 3.2%
Canadian Pacific Railway Ltd.	142	18,056
Kansas City Southern	265	19,787

		37,843

Total Industrials – 7.0%		84,073
Information Technology
Application Software – 2.6%
Adobe Systems, Inc. (A)	336	31,545

Data Processing & Outsourced Services – 4.3%
MasterCard, Inc., Class A	272	26,521
Visa, Inc., Class A	322	24,948

		51,469

Internet Software & Services – 3.8%
Google, Inc., Class A (A)	59	45,903

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	277	16,643

Semiconductor Equipment – 2.6%
Applied Materials, Inc.	1,673	31,240

Semiconductors – 3.4%
NXP Semiconductors N.V. (A)	344	28,971
Texas Instruments, Inc.	216	11,845

		40,816

Systems Software – 3.9%
Microsoft Corp.	847	46,986

Total Information Technology – 22.0%		264,602
Materials
Industrial Gases – 1.9%
Air Products and Chemicals, Inc.	177	22,977

Specialty Chemicals – 1.4%
Sherwin-Williams Co. (The)	64	16,563

Total Materials – 3.3%		39,540
Telecommunication Services
Alternative Carriers – 2.2%
Level 3 Communications, Inc. (A)	478	25,962

Wireless Telecommunication Service – 2.8%
American Tower Corp., Class A	344	33,361

Total Telecommunication Services – 5.0%		59,323

TOTAL COMMON STOCKS – 98.2%		$1,179,021
(Cost: $1,051,647)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.4%
Campbell Soup Co.,
0.400%, 1–4–16	$2,005	2,005
Wisconsin Electric Power Co.,
0.250%, 1–7–16	15,000	14,999

		17,004

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (C)	2,441	2,441

TOTAL SHORT-TERM SECURITIES – 1.6%		$19,445
(Cost: $19,444)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,198,466
(Cost: $1,071,091)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		2,677

NET ASSETS – 100.0%		$1,201,143

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,179,021	$—	$—
Short-Term Securities	—	19,445	—
Total	$1,179,021	$19,445	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,071,091

Gross unrealized appreciation	177,740
Gross unrealized depreciation	(50,365)

Net unrealized appreciation	$127,375

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Energy – 0.0%
Petro Rio S.A. (A)	28	$18

Financials – 0.8%
BR Properties S.A.	821	1,748

Total Brazil – 0.8%		$1,766
Canada
Energy – 1.6%
Cenovus Energy, Inc.	287	3,633

Financials – 2.4%
Fairfax Financial Holdings Ltd.	12	5,593

Materials – 1.8%
Canfor Corp. (A)	285	4,162

Total Canada – 5.8%		$13,388
France
Industrials – 5.5%
Compagnie de Saint-Gobain	160	6,942
Vinci	90	5,794

		12,736

Total France – 5.5%		$12,736
Germany
Consumer Discretionary – 3.6%
adidas AG	86	8,381

Financials – 5.1%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	59	11,759

Total Germany – 8.7%		$20,140
Greece
Consumer Discretionary – 0.3%
Intralot S.A. Integrated Lottery Systems and Services (A)	580	737

Financials – 0.9%
EFG Eurobank Ergasias S.A. (A)	1,923	2,173

Total Greece – 1.2%		$2,910
Hong Kong
Consumer Discretionary – 3.1%
Melco PBL Entertainment (Macau) Ltd. ADR	432	7,261

Financials – 2.7%
Cheung Kong (Holdings) Ltd.	158	2,132
First Pacific Co. Ltd.	6,167	4,090

		6,222

Total Hong Kong – 5.8%		$13,483
Italy
Consumer Discretionary – 3.7%
Mediaset S.p.A.	2,036	8,478

Industrials – 0.0%
Fiat Industrial S.p.A.	2	10

Total Italy – 3.7%		$8,488
Japan
Consumer Discretionary – 7.0%
Honda Motor Co. Ltd.	191	6,207
SANKYO Co. Ltd.	189	7,104
Sega Sammy Holdings, Inc.	299	2,824

		16,135

Total Japan – 7.0%		$16,135
Luxembourg
Energy – 2.5%
Tenaris S.A.	486	5,782

Total Luxembourg – 2.5%		$5,782
Netherlands
Industrials – 0.9%
TNT Express N.V.	235	1,993

Total Netherlands – 0.9%		$1,993
South Korea
Consumer Discretionary – 4.5%
Hyundai Motor Co.	82	10,465

Information Technology – 0.2%
Samsung Electronics Co. Ltd.	1	564

Materials – 3.9%
POSCO	61	8,694
POSCO ADR	7	251

		8,945

Total South Korea – 8.6%		$19,974

Switzerland
Consumer Staples – 0.2%
ARYZTA AG (A)	8	409

Total Switzerland – 0.2%		$409
United Kingdom
Industrials – 2.9%
G4S plc	2,059	6,844

Total United Kingdom – 2.9%		$6,844
United States
Consumer Discretionary – 3.8%
GameStop Corp., Class A	113	3,163
Office Depot, Inc. (A)	95	537
TRI Pointe Group, Inc. (A)	413	5,228

		8,928

Energy – 5.3%
Apache Corp.	87	3,856
Rowan Cos., Inc.	325	5,515
Transocean Ltd.	243	3,003

		12,374

Financials – 23.3%
American International Group, Inc.	347	21,520
Bank of America Corp.	652	10,973
Berkshire Hathaway, Inc., Class B (A)	24	3,222
Citigroup, Inc.	351	18,183

		53,898

Health Care – 0.5%
McKesson Corp.	6	1,085

Information Technology – 3.2%
Microsoft Corp.	132	7,340

Total United States – 36.1%		$83,625

TOTAL COMMON STOCKS – 89.7%		$207,673
(Cost: $203,099)

PREFERRED STOCKS
United States
Energy – 1.6%
Chesapeake Energy Corp., 5.750%, Convertible (B)	10	2,115
Chesapeake Energy Corp., 5.750%, Cumulative	9	1,650

		3,765

Total United States – 1.6%		$3,765

TOTAL PREFERRED STOCKS – 1.6%		$3,765
(Cost: $14,904)

CORPORATE DEBT SECURITIES	Principal
Canada
Telecommunication Services – 3.7%
BlackBerry Ltd., Convertible
6.000%, 11–13–20	$7,020	8,564

Total Canada – 3.7%		$8,564

TOTAL CORPORATE DEBT SECURITIES – 3.7%		$8,564
(Cost: $7,020)

OTHER GOVERNMENT SECURITIES (C)
Greece – 0.1%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR 18	14
2.000%, 2–24–24 (D)	18	14
2.000%, 2–24–25 (D)	18	14
2.000%, 2–24–26 (D)	18	13
2.000%, 2–24–27 (D)	18	13
2.000%, 2–24–28 (D)	19	13
2.000%, 2–24–29 (D)	19	13
2.000%, 2–24–30 (D)	19	13
2.000%, 2–24–31 (D)	19	13
2.000%, 2–24–32 (D)	19	12
2.000%, 2–24–33 (D)	19	12
2.000%, 2–24–34 (D)	19	12
2.000%, 2–24–35 (D)	19	12
2.000%, 2–24–36 (D)	19	12
2.000%, 2–24–37 (D)	19	12
2.000%, 2–24–38 (D)	19	12
2.000%, 2–24–39 (D)	19	12
2.000%, 2–24–40 (D)	19	12
2.000%, 2–24–41 (D)	19	12
2.000%, 2–24–42 (D)	19	12
0.000%, 10–15–42 (D)(E)	378	2

		254

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$254
(Cost: $95)

SHORT-TERM SECURITIES
Commercial Paper (F) – 2.0%
Federal Home Loan Bank
0.110%, 1–15–16	$4,500	4,500

United States Government Agency Obligations – 1.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (G)	1,823	1,824
0.300%, 1–7–16 (G)	592	592
0.330%, 1–6–16 (G)	646	646

		3,062

TOTAL SHORT–TERM SECURITIES – 3.3%		$7,562
(Cost: $7,562)

TOTAL INVESTMENT SECURITIES – 98.4%		$227,818
(Cost: $232,680)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		3,811

NET ASSETS – 100.0%		$231,629

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $2,115 or 0.9% of net assets.

(C)	Other Government Securities may include emerging markets sovereign, quasi–sovereign, corporate and supranational agency and organization debt securities.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at December 31, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	23,510	U.S. Dollar	26,942	1–15–16	Morgan Stanley International	$1,386	$—
Japanese Yen	1,110,500	U.S. Dollar	9,199	2–3–16	Morgan Stanley International	—	45
Japanese Yen	690,400	U.S. Dollar	5,721	2–17–16	Morgan Stanley International	—	29
British Pound	2,435	U.S. Dollar	3,710	2–5–16	State Street Global Markets	120	—
Euro	1,805	U.S. Dollar	1,989	3–18–16	State Street Global Markets	23	—
						$1,529	$74

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$207,673	$—	$—
Preferred Stocks	1,650	2,115	—
Corporate Debt Securities	—	8,564	—
Other Government Securities	—	254	—
Short-Term Securities	—	7,562	—
Total	$209,323	$18,495	$—
Forward Foreign Currency Contracts	$—	$1,529	$—
Liabilities
Forward Foreign Currency Contracts	$—	$74	$—

During the period ended December 31, 2015, securities totaling $9,127 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$232,680

Gross unrealized appreciation	45,755
Gross unrealized depreciation	(50,617)

Net unrealized depreciation	$(4,862)

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.8%
Omnicom Group, Inc.	88	$6,681

Apparel Retail – 1.5%
Limited Brands, Inc.	60	5,749

Cable & Satellite – 2.6%
Comcast Corp., Class A	120	6,794
Time Warner Cable, Inc.	16	2,923

		9,717

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	58	7,671

Restaurants – 3.3%
McDonalds Corp.	104	12,310

Total Consumer Discretionary – 11.2%		42,128
Consumer Staples
Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	46	5,725

Drug Retail – 2.7%
CVS Caremark Corp.	104	10,139

Packaged Foods & Meats – 1.6%
Unilever plc (A)	135	5,844

Tobacco – 2.3%
Philip Morris International, Inc.	99	8,720

Total Consumer Staples – 8.1%		30,428
Energy
Integrated Oil & Gas – 1.0%
Occidental Petroleum Corp.	55	3,729

Oil & Gas Exploration & Production – 1.5%
Anadarko Petroleum Corp.	53	2,577
Devon Energy Corp.	93	2,979

		5,556

Oil & Gas Refining & Marketing – 0.7%
Marathon Petroleum Corp. L.P.	69	2,729

Oil & Gas Storage & Transportation – 1.0%
Energy Transfer Equity L.P.	272	3,731

Total Energy – 4.2%		15,745
Financials
Diversified Banks – 2.0%
Wells Fargo & Co.	138	7,494

Industrial REITs – 1.5%
ProLogis	128	5,472

Investment Banking & Brokerage – 1.8%
Morgan Stanley	213	6,774

Multi-Line Insurance – 1.9%
American International Group, Inc.	115	7,117

Other Diversified Financial Services – 7.6%
Citigroup, Inc.	280	14,495
JPMorgan Chase & Co.	214	14,137

		28,632

Property & Casualty Insurance – 1.6%
ACE Ltd.	51	5,930

Regional Banks – 1.0%
PNC Financial Services Group, Inc. (The)	41	3,875

Specialized REITs – 2.2%
Crown Castle International Corp.	98	8,442

Total Financials – 19.6%		73,736
Health Care
Health Care Equipment – 3.8%
Medtronic plc	188	14,453

Pharmaceuticals – 14.7%
Bristol-Myers Squibb Co.	142	9,783
Johnson & Johnson	64	6,523
Merck & Co., Inc.	95	4,991
Pfizer, Inc.	521	16,824
Teva Pharmaceutical Industries Ltd. ADR	260	17,034

		55,155

Total Health Care – 18.5%		69,608

Industrials
Aerospace & Defense – 5.9%
BAE Systems plc (A)	696	5,125
Boeing Co. (The)	65	9,369
Honeywell International, Inc.	77	7,949

		22,443

Commercial Printing – 1.7%
Corrections Corp. of America	238	6,305

Industrial Conglomerates – 2.5%
General Electric Co.	305	9,499

Industrial Machinery – 1.1%
Eaton Corp.	77	4,017

Railroads – 2.0%
Union Pacific Corp.	97	7,613

Research & Consulting Services – 1.1%
Nielsen Holdings plc	87	4,050

Total Industrials – 14.3%		53,927
Information Technology
Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	106	5,588

Semiconductor Equipment – 2.6%
Applied Materials, Inc.	536	10,011

Semiconductors – 3.3%
Cypress Semiconductor Corp.	517	5,076
Texas Instruments, Inc.	134	7,331

		12,407

Systems Software – 3.8%
Microsoft Corp.	257	14,261

Total Information Technology – 11.2%		42,267
Materials
Diversified Chemicals – 1.8%
PPG Industries, Inc.	67	6,586

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	47	6,115

Total Materials – 3.4%		12,701
Utilities
Electric Utilities – 1.8%
PPL Corp.	194	6,611

Total Utilities – 1.8%		6,611

TOTAL COMMON STOCKS – 92.3%		$347,151
(Cost: $279,515)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 7.5%
Air Products and Chemicals, Inc.,
0.380%, 1–27–16	$3,000	2,999
Federal Home Loan Bank:
0.280%, 3–2–16	5,000	4,998
0.280%, 3–3–16	2,000	1,999
0.280%, 3–14–16	5,000	4,997
J.M. Smucker Co. (The),
0.290%, 1–4–16	2,000	2,000
Kimberly-Clark Corp.,
0.380%, 1–28–16	5,000	4,998
McCormick & Co., Inc.,
0.290%, 1–4–16	1,435	1,435
Northern Illinois Gas Co.,
0.450%, 1–5–16	5,000	5,000

		28,426

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (C)	703	703

TOTAL SHORT-TERM SECURITIES – 7.7%		$29,129
(Cost: $29,128)

TOTAL INVESTMENT SECURITIES – 100.0%		$376,280
(Cost: $308,643)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(72)

NET ASSETS – 100.0%		$376,208

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$347,151	$—	$—
Short-Term Securities	—	29,129	—
Total	$347,151	$29,129	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$308,643

Gross unrealized appreciation	74,637
Gross unrealized depreciation	(7,000)

Net unrealized appreciation	$67,637

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Staples – 2.9%
Hypermarcas S.A. (A)	1,245	$6,833
Raia Drogasil S.A.	1,014	9,094

		15,927

Financials – 1.3%
Itau Unibanco Holdings S.A.	1,089	7,248

Total Brazil – 4.2%		$23,175
China
Consumer Discretionary – 4.4%
Bona Film Group Ltd. ADR (A)(B)	213	2,819
JD.com, Inc. ADR (A)	224	7,227
Red Star Macalline Group Corp. (A)(C)	11,830	14,470

		24,516

Financials – 3.3%
China Cinda Asset Management Co. Ltd., H Shares	11,996	4,442
Industrial and Commercial Bank of China Ltd., H Shares	8,246	4,980
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,548	8,586

		18,008

Health Care – 2.1%
CSPC Pharmaceutical Group Ltd.	11,103	11,347

Industrials – 6.6%
CAR, Inc. (A)	16,668	27,615
Zhengzhou Yutong Bus Co. Ltd., Class A	2,579	8,934

		36,549

Information Technology – 3.2%
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	1,020	5,402
Tencent Holdings Ltd.	563	11,072
Yirendai Ltd. ADR (A)	125	1,181

		17,655

Utilities – 0.6%
Huadian Fuxin Energy Corp. Ltd., H Shares	12,435	3,562

Total China – 20.2%		$111,637
Hong Kong
Financials – 2.2%
China Overseas Land & Investment Ltd.	3,482	12,221
China Overseas Property Holdings Ltd. (A)	771	126

		12,347

Health Care – 1.7%
Sino Biopharmaceutical Ltd.	9,964	9,077

Materials – 2.8%
Fosun International Ltd.	10,060	15,706

Total Hong Kong – 6.7%		$37,130
India
Consumer Discretionary – 3.9%
Cox and Kings (India) Ltd.	611	2,278
Maruti Suzuki India Ltd.	187	13,042
Page Industries Ltd.	30	6,050

		21,370

Consumer Staples – 1.2%
ITC Ltd.	1,369	6,782

Energy – 1.6%
Coal India Ltd.	1,806	9,004

Financials – 4.9%
Axis Bank Ltd.	1,054	7,154
HDFC Bank Ltd.	435	7,114
Prestige Estates Projects Ltd.	1,772	5,182
State Bank of India	2,185	7,414

		26,864

Industrials – 2.0%
Larsen & Toubro Ltd.	572	11,023

Information Technology – 1.5%
HCL Technologies Ltd.	636	8,215

Total India – 15.1%		$83,258

Indonesia
Financials – 2.7%
PT Bank Mandiri (Persero) Tbk	13,018	8,735
PT Lippo Karawaci Tbk	81,662	6,131

		14,866

Industrials – 0.7%
PT Jasa Marga (Persero) Tbk	10,602	4,019

Total Indonesia – 3.4%		$18,885
Israel
Health Care – 1.9%
Teva Pharmaceutical Industries Ltd. ADR (B)	163	10,689

Total Israel – 1.9%		$10,689
Mexico
Industrials – 0.8%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (A)	379	4,463

Materials – 1.0%
CEMEX S.A.B. de C.V. (A)	9,598	5,235

Total Mexico – 1.8%		$9,698
Netherlands
Information Technology – 1.6%
Yandex N.V., Class A (A)	570	8,964

Total Netherlands – 1.6%		$8,964
Russia
Consumer Staples – 0.8%
Magnit PJSC GDR	116	4,661

Financials – 2.6%
Sberbank of Russia ADR	2,428	14,277

Total Russia – 3.4%		$18,938
South Africa
Consumer Discretionary – 2.7%
Naspers Ltd., Class N	108	14,787

Energy – 1.3%
Sasol Ltd.	272	7,364

Total South Africa – 4.0%		$22,151
South Korea
Consumer Discretionary – 1.4%
Hotel Shilla Co. Ltd. (A)	116	7,678

Financials – 2.9%
Samsung Fire & Marine Insurance Co. Ltd. (A)	29	7,556
Shinhan Financial Group Co. Ltd. (A)	240	8,095

		15,651

Health Care – 1.8%
Celltrion, Inc.(A)	140	10,080

Information Technology – 6.7%
Naver Corp. (A)	16	9,170
Samsung Electronics Co. Ltd.	21	22,555
SK hynix, Inc. (A)	209	5,481

		37,206

Materials – 2.3%
LG Chem Ltd. (A)	45	12,582

Utilities – 1.9%
Korea Electric Power Corp. (A)	250	10,646

Total South Korea – 17.0%		$93,843
Taiwan
Information Technology – 7.3%
Advanced Semiconductor Engineering, Inc.	4,909	5,679
Catcher Technology Co. Ltd.	737	6,193
Hon Hai Precision Industry Co. Ltd.	2,095	5,153
Largan Precision Co. Ltd.	96	6,634
Taiwan Semiconductor Manufacturing Co. Ltd.	2,860	12,452
Zhen Ding Technology Holding Ltd.	1,793	4,138

		40,249

Total Taiwan – 7.3%		$40,249
Thailand
Consumer Discretionary – 1.6%
Minor International Public Co. Ltd.	8,551	8,614

Total Thailand – 1.6%		$8,614
Turkey
Financials – 0.7%
Turkiye Garanti Bankasi Anonim Sirketi	1,618	3,950

Total Turkey – 0.7%		$3,950

United States
Energy – 1.3%
Halliburton Co. (B)	216	7,367

Total United States – 1.3%		$7,367

TOTAL COMMON STOCKS – 90.2%		$498,548
(Cost: $489,550)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
ICICI Bank Ltd. ADR,
Call $12.50, Expires 1–15–16, OTC (Ctrpty: UBS AG)	2,500	5

TOTAL PURCHASED OPTIONS – 0.0%		$5
(Cost: $398)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.5%
Federal Home Loan Bank
0.280%, 3–14–16	$5,000	4,997
Novartis Finance Corp. (GTD by Novartis AG)
0.330%, 1–4–16	3,100	3,100

		8,097

Master Note – 0.3%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (E)	1,900	1,900

TOTAL SHORT-TERM SECURITIES – 1.8%		$9,997
(Cost: $9,996)

TOTAL INVESTMENT SECURITIES – 92.0%		$508,550
(Cost: $499,944)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B)(F) – 8.0%		44,172

NET ASSETS – 100.0%		$552,722

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $14,867 and cash of $3,450 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $14,470 or 2.6% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

(F)	Cash of $4,582 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	334,000	U.S. Dollar	50,397	8-19-16	Barclays Capital, Inc.	$777	$—
South African Rand	351,000	U.S. Dollar	21,998	1-19-16	Citibank N.A.	—	639
						$777	$639

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
ICICI Bank Ltd. ADR	UBS AG	Put	2,500	January 2016	$11.00	$241	$(794)
	UBS AG	Call	2,500	January 2016	15.00	157	(2)
iShares MSCI Taiwan ETF	UBS AG	Put	20,000	January 2016	12.00	180	(140)
Lukoil Co. ADR	Bank of America N.A.	Put	980	February 2016	38.00	425	(559)
YPF Sociedad Amonima ADR	UBS AG	Put	2,000	April 2016	28.00	2,255	(2,470)
						$3,258	$(3,965)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$498,548	$—	$—
Purchased Options	—	5	—
Short-Term Securities	—	9,997	—
Total	$498,548	$10,002	$—
Forward Foreign Currency Contracts	$—	$777	$—
Liabilities
Forward Foreign Currency Contracts	$—	$639	$—
Written Options	$—	$3,965	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$499,944

Gross unrealized appreciation	56,948
Gross unrealized depreciation	(48,342)

Net unrealized appreciation	$8,606

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 5.9%
Chevron Corp.	46	$4,170
Exxon Mobil Corp.	110	8,590
Royal Dutch Shell plc, Class A (A)	183	4,201
Suncor Energy, Inc.	224	5,790

		22,751

Oil & Gas Drilling – 1.6%
Helmerich & Payne, Inc.	42	2,233
Patterson-UTI Energy, Inc.	256	3,853

		6,086

Oil & Gas Equipment & Services – 21.3%
Baker Hughes, Inc.	331	15,266
Cameron International Corp. (B)	118	7,442
Core Laboratories N.V.	82	8,906
FMC Technologies, Inc. (B)	114	3,295
Forum Energy Technologies, Inc. (B)	396	4,929
Halliburton Co.	417	14,183
Schlumberger Ltd.	230	16,060
Superior Energy Services, Inc.	395	5,323
Weatherford International Ltd. (B)	888	7,451

		82,855

Oil & Gas Exploration & Production – 36.9%
Anadarko Petroleum Corp.	197	9,547
Cimarex Energy Co.	152	13,541
Concho Resources, Inc. (B)	115	10,702
Continental Resources, Inc. (B)	373	8,566
Diamondback Energy, Inc. (B)	113	7,533
EOG Resources, Inc.	169	11,928
Gulfport Energy Corp. (B)	210	5,157
Laredo Petroleum Holdings, Inc. (B)	499	3,987
Memorial Resource Development Corp. (B)	363	5,868
Newfield Exploration Co. (B)	407	13,260
Noble Energy, Inc.	255	8,412
Oasis Petroleum LLC (B)	689	5,077
Parsley Energy, Inc., Class A (B)	656	12,094
Pioneer Natural Resources Co.	102	12,776
RSP Permian, Inc. (B)	435	10,600
Whiting Petroleum Corp. (B)	425	4,010

		143,058

Oil & Gas Refining & Marketing – 13.2%
HollyFrontier Corp.	115	4,583
Marathon Petroleum Corp.	167	8,637
Marathon Petroleum Corp. L.P.	276	10,845
Phillips 66	102	8,339
Tesoro Corp.	95	10,026
Valero Energy Corp.	123	8,708

		51,138

Oil & Gas Storage & Transportation – 10.2%
Columbia Pipeline Partners L.P.	257	4,491
Enbridge, Inc.	121	4,016
Energy Transfer Equity L.P.	337	4,625
Phillips 66 Partners L.P.	155	9,511
Plains GP Holdings L.P., Class A	135	1,273

Shell Midstream Partners L.P.	70	2,886
Tallgrass Energy GP L.P., Class A	296	4,731
Valero Energy Partners L.P.	92	4,756
Williams Co., Inc. (The)	130	3,335

		39,624

Total Energy – 89.1%		345,512
Financials
Specialized Finance – 4.1%
CME Group, Inc.	177	16,063

Total Financials – 4.1%		16,063
Industrials
Railroads – 1.3%
Canadian Pacific Railway Ltd.	39	4,964

Total Industrials – 1.3%		4,964

TOTAL COMMON STOCKS – 94.5%		$366,539
(Cost: $431,342)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 6.1%
Apple, Inc.,
0.350%, 2–1–16	$5,000	4,998
Army & Air Force Exchange Service,
0.390%, 1–4–16	7,000	7,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.300%, 1–21–16	5,000	4,999
Northern Illinois Gas Co.,
0.450%, 1–4–16	3,323	3,323
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.380%, 1–26–16	3,000	2,999

		23,319

Master Note – 1.6%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (D)	6,304	6,304

TOTAL SHORT-TERM SECURITIES – 7.7%		$29,623
(Cost: $29,623)

TOTAL INVESTMENT SECURITIES – 102.2%		$396,162
(Cost: $460,965)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(8,354)

NET ASSETS – 100.0%		$387,808

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,539	$—	$—
Short-Term Securities	—	29,623	—
Total	$366,539	$29,623	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$460,965

Gross unrealized appreciation	15,150
Gross unrealized depreciation	(79,953)

Net unrealized depreciation	$(64,803)

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria
Information Technology – 0.5%
ams AG	36	$1,215

Total Austria – 0.5%		$1,215
Belgium
Consumer Staples – 1.0%
Ontex Group N.V.	67	2,388

Health Care – 1.1%
UCB S.A./N.V.	30	2,741

Total Belgium – 2.1%		$5,129
Denmark
Health Care – 1.1%
Novo Nordisk A/S, Class B	45	2,618

Industrials – 1.3%
Vestas Wind Systems A/S	44	3,131

Total Denmark – 2.4%		$5,749
France
Consumer Discretionary – 4.0%
Compagnie Generale des Etablissements Michelin, Class B	31	2,980
LVMH Moet Hennessy - Louis Vuitton	7	1,090
Renault S.A.	56	5,631

		9,701

Consumer Staples – 1.3%
Pernod Ricard	27	3,081

Energy – 1.3%
Total S.A.	70	3,124

Financials – 3.6%
Axa S.A.	178	4,886
Societe Generale S.A.	87	4,020

		8,906

Industrials – 5.0%
Compagnie de Saint-Gobain	72	3,104
Dassault Aviation S.A.	1	1,247
Safran	53	3,630
Thales	55	4,165

		12,146

Information Technology – 3.7%
Alcatel Lucent, Class A (A)	941	3,735
Cap Gemini S.A.	27	2,510
Ingenico Group	22	2,764

		9,009

Materials – 1.0%
Arkema	35	2,446

Telecommunication Services – 1.4%
Orange S.A.	206	3,461

Utilities – 1.0%
Suez Environment Co.	127	2,389

Total France – 22.3%		$54,263
Germany
Health Care – 2.4%
Bayer AG	27	3,461
Merck Kommanditgesellschaft auf Aktien	25	2,446

		5,907

Industrials – 2.5%
GEA Group Aktiengesellschaft, Bochum	30	1,238
KION Holding 1 GmbH	66	3,297
KUKA Aktiengesellschaft	16	1,422

		5,957

Information Technology – 3.6%
Infineon Technologies AG	187	2,745
United Internet AG	54	2,969
Wirecard AG	62	3,133

		8,847

Total Germany – 8.5%		$20,711
Ireland
Consumer Staples – 1.5%
Glanbia plc	130	2,403
Kerry Group plc, Class A	14	1,164

		3,567

Materials – 2.2%
CRH plc	88	2,550
Smurfit Kappa Group plc	113	2,895

		5,445

Total Ireland – 3.7%		$9,012
Italy
Energy – 0.5%
Eni S.p.A.	80	1,201

Financials – 2.5%
Banca Intesa S.p.A.	712	2,389
Banca Mediolanum S.p.A.	304	2,417
Banca Popolare di Milano Scarl	1,371	1,372

		6,178

Industrials – 2.7%
Atlantia S.p.A.	108	2,888
Prysmian S.p.A.	163	3,594

		6,482

Total Italy – 5.7%		$13,861
Netherlands
Consumer Discretionary – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	96	2,458

Consumer Staples – 1.0%
Heineken N.V.	27	2,275

Financials – 1.5%
ING Groep N.V., Certicaaten Van Aandelen	274	3,707

Industrials – 1.3%
Randstad Holding N.V.	51	3,215

Materials – 1.0%
Royal DSM Heerlen	49	2,469

Total Netherlands – 5.8%		$14,124
Norway
Consumer Staples – 1.5%
Marine Harvest ASA	275	3,710

Total Norway – 1.5%		$3,710
Spain
Telecommunication Services – 1.0%
Cellnex Telecom SAU	132	2,464

Utilities – 1.2%
Iberdrola S.A.	418	2,973

Total Spain – 2.2%		$5,437
Switzerland
Financials – 2.6%
Julius Baer Group Ltd.	60	2,910
UBS Group AG	179	3,480

		6,390

Health Care – 4.6%
Lonza Group Ltd., Registered Shares	17	2,730
Novartis AG, Registered Shares	34	2,958
Roche Holdings AG, Genusscheine	20	5,427

		11,115

Industrials – 1.8%
Adecco S.A.	32	2,207
Wolseley plc	41	2,245

		4,452

Total Switzerland – 9.0%		$21,957
United Kingdom
Consumer Discretionary – 4.8%
GKN plc	701	3,185
Taylor Wimpey plc	997	2,986
UBM plc	408	3,164
WPP Group plc	107	2,472

		11,807

Consumer Staples – 5.3%
Diageo plc	107	2,942
Imperial Tobacco Group plc	71	3,742
Reckitt Benckiser Group plc	25	2,331
SABMiller plc	63	3,794

		12,809

Energy – 2.6%
BG Group plc	252	3,655
Genel Energy plc (A)	1,043	2,613

		6,268

Financials – 6.2%
Barclays plc	1,291	4,167
HSBC Holdings plc	449	3,551
Legal & General Group plc	759	2,998
Prudential plc	189	4,257

		14,973

Health Care – 2.6%
Shire plc	91	6,276

Industrials – 5.4%
Ashtead Group plc	220	3,629
BAE Systems plc	643	4,734
Capita Group plc (The)	123	2,181
International Consolidated Airlines Group S.A.	277	2,497

		13,041

Information Technology – 1.1%
JUST EAT plc (A)	371	2,703

Materials – 0.9%
Essentra plc	190	2,314

Telecommunication Services – 1.2%
BT Group plc	418	2,907

Utilities – 1.4%
National Grid plc	251	3,470

Total United Kingdom – 31.5%		$76,568

United States
Health Care – 2.9%
Allergan plc (A)	12	3,644
Incyte Corp. (A)	31	3,314

		6,958

Total United States – 2.9%		$6,958

TOTAL COMMON STOCKS – 98.1%		$238,694
(Cost: $220,320)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
McCormick & Co., Inc.
0.290%, 1–4–16	$1,598	1,598

Master Note – 1.0%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (C)	2,387	2,387

TOTAL SHORT-TERM SECURITIES – 1.7%		$3,985
(Cost: $3,985)

TOTAL INVESTMENT SECURITIES – 99.8%		$242,679
(Cost: $224,305)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		546

NET ASSETS – 100.0%		$243,225

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	7,900	U.S. Dollar	11,989	1-19-16	Citibank N.A.	$342	$—
Euro	32,016	U.S. Dollar	35,142	1-19-16	State Street Global Markets	337	—
						$679	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$238,694	$—	$—
Short-Term Securities	—	3,985	—
Total	$238,694	$3,985	$—
Forward Foreign Currency Contracts	$—	$679	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$224,305

Gross unrealized appreciation	26,645
Gross unrealized depreciation	(8,271)

Net unrealized appreciation	$18,374

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil
Utilities – 0.8%
Alupar Investimento S.A.		199	$662
Transmissora Alianca de Energia Eletrica S.A.		181	766

			1,428

Total Brazil – 0.8%			$1,428
Chile
Utilities – 0.3%
Aguas Andinas S.A.		1,051	539

Total Chile – 0.3%			$539
Panama
Financials – 1.1%
Banco Latinoamericano de Comercio Exterior S.A.		82	2,123

Total Panama – 1.1%			$2,123
United Kingdom
Energy – 1.1%
Royal Dutch Shell plc, Class A		87	1,951
Seadrill Partners LLC		69	250

			2,201

Total United Kingdom – 1.1%			$2,201
United States
Health Care – 0.8%
Bristol-Myers Squibb Co.		23	1,553

Information Technology – 0.8%
Intel Corp.		46	1,588

Utilities – 1.0%
PPL Corp.		57	1,961

Total United States – 2.6%			$5,102

TOTAL COMMON STOCKS – 5.9%			$11,393
(Cost: $13,729)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.5%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (A)	BRL	4,070	944

Energy – 1.4%
Pan American Energy LLC:
7.875%, 5–7–21		$500	489
7.875%, 5–7–21 (B)		1,000	977
YPF Sociedad Anonima
8.875%, 12–19–18 (B)		1,300	1,315

			2,781

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)		974	1,025
10.750%, 12–1–20		70	74

			1,099

Materials – 0.3%
IRSA Inversiones y Representaciones S.A.
8.500%, 2–2–17		625	619

Utilities – 0.2%
Transportadora de Gas del Sur S.A.
7.875%, 5-14-17		376	370

Total Argentina – 3.0%			$5,813
Austria
Consumer Staples – 0.9%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10-28-20 (B)		1,800	1,728

Total Austria – 0.9%			$1,728
Brazil
Consumer Staples – 1.2%
BFF International Ltd.
7.250%, 1–28–20 (B)		2,000	2,136
Cosan Finance Ltd.
7.000%, 2–1–17		128	130

			2,266

Energy – 0.5%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (B)(C)		252	—	*
QGOG Constellation S.A.
6.250%, 11–9–19 (B)		2,250	996

			996

Financials – 1.1%
Banco BMG S.A.
9.150%, 1–15–16	198	196
Banco Bradesco S.A.
4.125%, 5–16–16 (B)	1,850	1,860
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (B)(C)	1,500	105

		2,161

Industrials – 1.8%
Embraer Overseas Ltd.
6.375%, 1–24–17	2,675	2,762
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (B)	2,218	798

		3,560

Materials – 1.3%
Suzano Trading Ltd.
5.875%, 1–23–21 (B)	2,500	2,419

Total Brazil – 5.9%		$11,402
British Virgin Islands
Energy – 0.5%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	1,189	809
5.250%, 7–30–18	130	88

		897

Total British Virgin Islands – 0.5%		$897
Canada
Financials – 0.6%
Bank of Montreal
1.800%, 7–31–18	1,100	1,098

Total Canada – 0.6%		$1,098
Cayman Islands
Consumer Staples – 0.5%
Marfrig Overseas Ltd.
9.500%, 5–4–20 (B)	1,000	980

Financials – 0.5%
Banco Bradesco S.A.
4.500%, 1–12–17 (B)	900	911

Industrials – 0.0%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (B)	446	103

Telecommunication Services – 0.6%
Sable International Finance Ltd.
6.875%, 8–1–22 (B)	1,200	1,158

Total Cayman Islands – 1.6%		$3,152
Chile
Industrials – 1.5%
Guanay Finance Ltd.
6.000%, 12–15–20 (B)	1,500	1,481
LATAM Airlines Group S.A.
7.250%, 6–9–20 (B)	1,500	1,339

		2,820

Materials – 2.0%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)	2,925	2,984
4.375%, 5–15–23 (B)	1,000	945

		3,929

Total Chile – 3.5%		$6,749
Columbia
Energy – 1.3%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP 6,300,000	1,895
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)	$2,000	380
7.250%, 12–12–21(B)	1,450	290

		2,565

Financials – 0.8%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)	1,600	1,622

Utilities – 1.1%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP 6,930,000	2,131

Total Columbia – 3.2%		$6,318

France
Financials – 0.7%
Societe Generale S.A.
5.922%, 4–29–49 (B)		$1,350	1,369

Total France – 0.7%			$1,369
Hong Kong
Telecommunication Services – 0.5%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (B)		1,000	991

Total Hong Kong – 0.5%			$991
India
Financials – 0.6%
ICICI Bank Ltd.
4.750%, 11–25–16 (B)		1,250	1,279

Industrials – 0.7%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (B)		1,300	1,281

Utilities – 1.0%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16		1,675	1,678
Tata Electric Co.
8.500%, 8–19–17		250	266

			1,944

Total India – 2.3%			$4,504
Indonesia
Utilities – 1.3%
Majapahit Holding B.V.
7.750%, 10–17–16		2,500	2,609

Total Indonesia – 1.3%			$2,609
Ireland
Energy – 0.4%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB	55,000	713

Financials – 0.7%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)		$750	692
VEB Finance Ltd.
5.375%, 2–13–17 (B)		600	602

			1,294

Telecommunication Services – 0.3%
Mobile TeleSystems OJSC
5.000%, 5–30–23		700	646

Total Ireland – 1.4%			$2,653
Jamaica
Telecommunication Services – 0.3%
Digicel Group Ltd.
6.000%, 4–15–21 (B)		800	674

Total Jamaica – 0.3%			$674
Luxembourg
Consumer Discretionary – 0.8%
Altice S.A.
7.625%, 2–15–25 (B)		1,700	1,466

Financials – 2.7%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)		2,950	2,920
VTB Capital S.A.
6.000%, 4–12–17 (B)		2,335	2,376

			5,296

Industrials – 0.2%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12-15-20 (B)		500	360

Information Technology – 2.0%
BC Luxco 1 S.A.:
7.375%, 1–29–20 (B)		3,700	3,413
7.375%, 1–29–20		550	508

			3,921

Total Luxembourg – 5.7%			$11,043
Mexico
Consumer Discretionary – 0.7%
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (B)		1,500	1,504

Financials – 0.4%
PLA Administradora Industrial
5.250%, 11–10–22 (B)		750	729

Materials – 3.1%
C5 Capital (SPV) Ltd.
4.884%, 12–29–49 (B)(D)		1,600	1,368
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (B)		3,600	3,474
7.250%, 1–15–21 (B)		1,200	1,155

			5,997

Total Mexico – 4.2%			$8,230
Netherlands
Consumer Discretionary – 0.8%
VTR Finance B.V.
6.875%, 1–15–24 (B)		1,680	1,546

Consumer Staples – 0.7%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)	1,000	960
6.875%, 6–24–19 (B)	500	446

		1,406

Energy – 0.5%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20	1,375	1,031

Materials – 0.6%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)	1,850	1,230

Telecommunication Services – 0.2%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)	RUB 25,000	324

Utilities – 1.4%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)	$2,550	2,614

Total Netherlands – 4.2%		$8,151
Panama
Financials – 2.4%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)	4,700	4,759

Total Panama – 2.4%		$4,759
Peru
Financials – 0.7%
InRetail Shopping Malls
5.250%, 10–10–21 (B)	1,300	1,307

Total Peru – 0.7%		$1,307
Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832%, 9–30–16	215	220

Total Qatar – 0.1%		$220
Russia
Energy – 1.1%
Novatek Finance Ltd.
5.326%, 2–3–16 (B)	2,200	2,195

Industrials – 1.1%
SCF Capital Ltd.:
5.375%, 10–27–17 (B)	1,000	989
5.375%, 10–27–17	1,150	1,138

		2,127

Materials – 1.3%
Steel Capital S.A.
6.250%, 7–26–16 (B)	1,500	1,532
Uralkali Finance Ltd.
3.723%, 4–30–18 (B)	1,100	1,048

		2,580

Total Russia – 3.5%		$6,902
Singapore
Consumer Staples – 2.4%
Olam International Ltd.:
5.750%, 9–20–17	1,150	1,184
7.500%, 8–12–20	2,500	2,762
Olam International Ltd., Convertible
6.000%, 10–15–16	700	718

		4,664

Telecommunication Services – 0.8%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (B)	1,500	1,463

Total Singapore – 3.2%		$6,127
United Arab Emirates
Financials – 1.0%
ICICI Bank Ltd.:
4.800%, 5–22–19 (B)	500	527
3.500%, 3–18–20 (B)	1,400	1,411

		1,938

Total United Arab Emirates – 1.0%		$1,938
United Kingdom
Financials – 5.6%
Barclays plc
8.250%, 12–29–49	1,500	1,597
HSBC Holdings plc
5.625%, 12–29–49	1,200	1,202
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	2,000	2,090
State Bank of India:
4.125%, 8–1–17 (B)	1,200	1,235
3.250%, 4–18–18 (B)	3,750	3,800
3.622%, 4–17–19 (B)	1,000	1,019

		10,943

Materials – 0.5%
Vedanta Resources plc
6.000%, 1–31–19 (B)	1,550	981

Total United Kingdom – 6.1%			$11,924
United States
Consumer Discretionary – 0.7%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19		725	533
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (B)		850	847

			1,380

Consumer Staples – 0.7%
SABMiller Holdings, Inc.
2.200%, 8–1–18 (B)		854	852
Simmons Foods, Inc.
7.875%, 10–1–21 (B)		475	430

			1,282

Energy – 0.8%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)		1,300	1,118
California Resources Corp.:
5.000%, 1–15–20		265	94
8.000%, 12–15–22 (B)		708	373

			1,585

Financials – 3.1%
Aircastle Ltd.
4.625%, 12–15–18		1,900	1,943
Citigroup, Inc.
8.400%, 4–29–49		1,250	1,362
UBS Preferred Funding Trust V
6.243%, 5–29–49		2,000	2,005
Wells Fargo & Co.
7.980%, 3–29–49		750	779

			6,089

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.
4.500%, 1–15–23 (B)		675	682

Industrials – 0.8%
TransDigm, Inc.
6.000%, 7–15–22		1,607	1,571

Information Technology – 1.1%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)		1,600	1,616
Micron Technology, Inc.
5.875%, 2–15–22		450	437

			2,053

Materials – 0.5%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)		1,218	1,011

Telecommunication Services – 2.6%
American Tower Corp.
3.400%, 2–15–19		1,400	1,436
T-Mobile USA, Inc.
6.000%, 3–1–23		2,977	3,014
Verizon Communications, Inc.
2.625%, 2–21–20		697	700

			5,150

Total United States – 10.7%			$20,803

TOTAL CORPORATE DEBT SECURITIES – 67.5%			$131,361
(Cost: $149,411)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.2%
City of Buenos Aires
9.950%, 3–1–17 (B)		700	725
Province of Buenos Aires (The)
9.950%, 6–9–21		1,596	1,644

			2,369

Brazil – 0.4%
OI S.A.
9.750%, 9–15–16 (A)	BRL	4,800	852

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (A)	RUB	19,000	239

Russia – 0.6%
Russian Federation
3.500%, 1–16–19 (B)		$1,200	1,194

Spain – 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		1,600	1,713

Supranational – 0.4%
Central American Bank for Economic Integration
3.875%, 2–9–17 (B)		800	813

Venezuela – 3.2%
Corporacion Andina de Fomento:
3.750%, 1–15–16	3,625	3,628
1.500%, 8–8–17	2,500	2,487

		6,115

TOTAL OTHER GOVERNMENT SECURITIES – 6.8%		$13,295
(Cost: $15,043)

LOANS(D)
United States
Energy – 0.2%
Empresas ICA S.A.
7.595%, 6–20–17	942	385

Industrials – 1.3%
TransDigm, Inc.
3.750%, 2–28–20	2,634	2,565

Information Technology – 0.4%
Magic Newco LLC
5.000%, 12–12–18	744	743

Materials – 0.6%
BakerCorp International
4.250%, 2–7–20	889	751
EP Minerals LLC
5.500%, 8–20–20	374	368

		1,119

Total United States – 2.5%		$4,812

TOTAL LOANS – 2.5%		$4,812
(Cost: $5,564)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 7–15–23 (F)	225	3
4.000%, 2–15–24 (F)	118	4
4.000%, 4–15–24 (F)	179	17
5.500%, 1–15–38 (F)	378	69
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	51	55
Government National Mortgage Association Agency REMIC/CMO
4.500%, 11–20–36 (F)	167	2

		150

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$150
(Cost: $1,524)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 13.7%
U.S. Treasury Notes:
0.875%, 2–28–17	11,000	11,005
3.500%, 5–15–20	1,980	2,130
2.625%, 11–15–20	4,500	4,677
2.125%, 8–15–21	3,500	3,542
1.750%, 5–15–22	5,475	5,386

		26,740

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.7%		$26,740
(Cost: $26,455)

SHORT-TERM SECURITIES
Commercial Paper(G) – 2.7%
Ecolab, Inc.
0.470%, 1–22–16	4,000	3,999
Northern Illinois Gas Co.
0.450%, 1–4–16	1,362	1,362

		5,361

Master Note – 0.2%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (H)	326	326

TOTAL SHORT-TERM SECURITIES – 2.9%		$5,687
(Cost: $5,686)

TOTAL INVESTMENT SECURITIES – 99.4%		$193,438
(Cost: $217,412)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,219

NET ASSETS – 100.0%		$194,657

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB –Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $91,450 or 47.0% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,359	U.S. Dollar	2,060	1-19-16	Barclays Capital, Inc.	$56	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$11,393	$—	$—
Corporate Debt Securities	—	131,361	—
Other Government Securities	—	13,295	—
Loans	—	3,676	1,136
United States Government Agency Obligations	—	150	—
United States Government Obligations	—	26,740	—
Short-Term Securities	—	5,687	—
Total	$11,393	$180,909	$1,136
Forward Foreign Currency Contracts	$—	$56	$—

During the period ended December 31, 2015, securities totaling $377 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$217,412

Gross unrealized appreciation	4,038
Gross unrealized depreciation	(28,012)

Net unrealized depreciation	$(23,974)

SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Industrials – 0.7%
Spotless Group Holdings Ltd.	2,764	$2,175

Materials – 1.6%
Amcor Ltd.	320	3,136
Pact Group Holdings Ltd.	403	1,476

		4,612

Telecommunication Services – 1.2%
Telstra Corp. Ltd. ADR	819	3,349

Total Australia – 3.5%		$10,136
Canada
Financials – 1.1%
Bank of Montreal	54	3,057

Total Canada – 1.1%		$3,057
France
Energy – 2.0%
Total S.A.	131	5,857

Financials – 0.6%
Axa S.A.	58	1,584

Health Care – 1.3%
Sanofi-Aventis	45	3,803

Industrials – 2.8%
Compagnie de Saint-Gobain	40	1,720
Safran	43	2,988
Vinci	52	3,359

		8,067

Telecommunication Services – 3.5%
Orange S.A.	377	6,351
Vivendi Universal (A)	174	3,749

		10,100

Utilities – 1.5%
ENGIE	236	4,191

Total France – 11.7%		$33,602
Germany
Health Care – 1.2%
Bayer AG	28	3,531

Total Germany – 1.2%		$3,531
Ireland
Materials – 0.6%
CRH plc	61	1,756

Total Ireland – 0.6%		$1,756
Israel
Health Care – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	87	5,717

Telecommunication Services – 1.6%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	2,080	4,581

Total Israel – 3.6%		$10,298
Italy
Energy – 0.5%
Eni S.p.A.	95	1,419

Industrials – 1.6%
Atlantia S.p.A.	174	4,625

Total Italy – 2.1%		$6,044
Japan
Consumer Discretionary – 2.5%
Bridgestone Corp.	124	4,291
Toyota Motor Corp.	48	2,996

		7,287

Financials – 1.0%
Sumitomo Mitsui Financial Group, Inc.	72	2,764

Total Japan – 3.5%		$10,051
Netherlands
Consumer Staples – 1.3%
Unilever N.V., Certicaaten Van Aandelen	86	3,768

Financials – 0.9%
ING Groep N.V., Certicaaten Van Aandelen	204	2,764

Materials – 1.0%
Royal DSM Heerlen	56	2,830

Total Netherlands – 3.2%		$9,362
Norway
Consumer Staples – 2.4%
Marine Harvest ASA	514	6,947

Total Norway – 2.4%		$6,947
Singapore
Consumer Discretionary – 0.8%
Asian Pay Television Trust	5,180	2,338

Total Singapore – 0.8%		$2,338

Spain
Utilities – 3.1%
Enagas S.A.	118	3,323
Iberdrola S.A.	774	5,507

		8,830

Total Spain – 3.1%		$8,830
Sweden
Industrials – 1.1%
NCC AB, B Shares	107	3,325

Total Sweden – 1.1%		$3,325
Switzerland
Consumer Staples – 1.1%
Nestle S.A., Registered Shares	44	3,256

Health Care – 2.9%
Novartis AG, Registered Shares	43	3,712
Roche Holdings AG, Genusscheine	16	4,503

		8,215

Industrials – 0.5%
Wolseley plc	28	1,546

Total Switzerland – 4.5%		$13,017
United Kingdom
Consumer Discretionary – 6.6%
GKN plc	719	3,268
NEXT plc	31	3,310
Taylor Wimpey plc	1,542	4,618
UBM plc	588	4,561
WPP Group plc	139	3,201

		18,958

Consumer Staples – 5.8%
Britvic plc	340	3,645
Diageo plc	129	3,522
Imperial Tobacco Group plc	103	5,460
SABMiller plc	66	3,989

		16,616

Energy – 3.0%
BG Group plc	252	3,653
Royal Dutch Shell plc, Class A	226	5,095

		8,748

Financials – 3.7%
Barclays plc	849	2,738
HSBC Holdings plc	563	4,450
Legal & General Group plc	910	3,592

		10,780

Health Care – 1.5%
AstraZeneca plc	64	4,349

Industrials – 2.0%
BAE Systems plc	768	5,654

Telecommunication Services – 1.3%
Vodafone Group plc	1,198	3,902

Utilities – 2.2%
National Grid plc	452	6,254

Total United Kingdom – 26.1%		$75,261
United States
Consumer Discretionary – 2.4%
Ford Motor Co.	243	3,424
McDonalds Corp.	29	3,395

		6,819

Consumer Staples – 2.7%
Altria Group, Inc.	77	4,479
Philip Morris International, Inc.	37	3,267

		7,746

Energy – 1.7%
Occidental Petroleum Corp.	71	4,834

Financials – 2.2%
JPMorgan Chase & Co.	45	2,971
Two Harbors Investment Corp.	412	3,336

		6,307

Health Care – 9.3%
Eli Lilly and Co.	36	3,010
Johnson & Johnson	85	8,706
Merck & Co., Inc.	109	5,773
Pfizer, Inc.	286	9,244

		26,733

Industrials – 2.3%
Lockheed Martin Corp.	31	6,810

Information Technology – 2.6%
Microsoft Corp.	86	4,791
Paychex, Inc.	53	2,817

		7,608

Materials – 1.1%
International Paper Co.	88	3,324

Telecommunication Services – 2.7%
AT&T, Inc.	224	7,691

Utilities – 2.3%
PPL Corp.	196	6,705

Total United States – 29.3%		$84,577

TOTAL COMMON STOCKS – 97.8%		$282,132
(Cost: $279,372)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp. 0.435%, 1–6–16(B)	$3,060	3,060

TOTAL SHORT-TERM SECURITIES – 1.1%		$3,060
(Cost: $3,060)

TOTAL INVESTMENT SECURITIES – 98.9%		$285,192
(Cost: $282,432)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		3,088

NET ASSETS – 100.0%		$288,280

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	19,200	U.S. Dollar	29,137	1-19-16	Citibank N.A.	$831	$—
Australian Dollar	11,730	U.S. Dollar	8,432	1-19-16	State Street Global Markets	—	109
Euro	38,453	U.S. Dollar	42,208	1-19-16	State Street Global Markets	404	—
Japanese Yen	358,850	U.S. Dollar	2,960	1-19-16	State Street Global Markets	—	27
						$1,235	$136

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$282,132	$—	$—
Short-Term Securities	—	3,060	—
Total	$282,132	$3,060	$—
Forward Foreign Currency Contracts	$—	$1,235	$—
Liabilities
Forward Foreign Currency Contracts	$—	$136	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$282,432

Gross unrealized appreciation	17,134
Gross unrealized depreciation	(14,374)

Net unrealized appreciation	$2,760

SCHEDULE OF INVESTMENTS
Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Belgium
Consumer Staples – 2.1%
InBev N.V.	90	$11,222

Total Belgium – 2.1%		$11,222
Canada
Industrials – 1.3%
Canadian Pacific Railway Ltd.	52	6,675

Total Canada – 1.3%		$6,675
China
Consumer Discretionary – 3.3%
JD.com, Inc. ADR (A)	528	17,031

Industrials – 0.6%
CAR, Inc. (A)	1,824	3,022

Information Technology – 2.7%
Alibaba Group Holding Ltd. ADR (A)	10	786
Legend Holdings Corp. (A)(B)	460	1,636
Tencent Holdings Ltd.	608	11,958

		14,380

Total China – 6.6%		$34,433
France
Industrials – 3.8%
European Aeronautic Defence and Space Co.	140	9,445
Safran	152	10,481

		19,926

Total France – 3.8%		$19,926
Germany
Consumer Discretionary – 2.0%
Continental AG	42	10,340

Health Care – 3.3%
Bayer AG	36	4,494
Fresenius SE & Co. KGaA	178	12,761

		17,255

Total Germany – 5.3%		$27,595
India
Consumer Staples – 1.1%
ITC Ltd.	1,168	5,787

Total India – 1.1%		$5,787
Ireland
Health Care – 1.6%
Medtronic plc	112	8,580

Total Ireland – 1.6%		$8,580
Israel
Health Care – 2.8%
Teva Pharmaceutical Industries Ltd. ADR	220	14,438

Total Israel – 2.8%		$14,438
Italy
Financials – 1.5%
Banca Intesa S.p.A.	2,372	7,960

Total Italy – 1.5%		$7,960
Japan
Consumer Discretionary – 3.1%
Fuji Heavy Industries Ltd.	177	7,394
Honda Motor Co. Ltd.	278	9,027

		16,421

Industrials – 1.1%
Komatsu Ltd.	348	5,761

Total Japan – 4.2%		$22,182
Netherlands
Consumer Discretionary – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	191	4,887

Information Technology – 2.4%
ASML Holding N.V., NY Registry Shares	59	5,264
NXP Semiconductors N.V. (A)	84	7,097

		12,361

Total Netherlands – 3.3%		$17,248
Switzerland
Health Care – 1.0%
Novartis AG, Registered Shares	60	5,162

Total Switzerland – 1.0%		$5,162
United Kingdom
Financials – 1.9%
Prudential plc	435	9,822

Health Care – 2.4%
Shire plc	181	12,514

Total United Kingdom – 4.3%		$22,336
United States
Consumer Discretionary – 13.0%
Amazon.com, Inc. (A)	35	23,474
Carnival Corp.	327	17,835
Hilton Worldwide Holdings, Inc.	222	4,747
Home Depot, Inc. (The)	70	9,322
Limited Brands, Inc.	76	7,329
TripAdvisor, Inc. (A)	62	5,248

		67,955

Consumer Staples – 1.9%
Coca-Cola Co. (The)	230	9,867

Energy – 3.4%
Exxon Mobil Corp.	72	5,631
Halliburton Co.	226	7,677
Schlumberger Ltd.	67	4,671

		17,979

Financials – 1.9%
JPMorgan Chase & Co.	66	4,383
Signature Bank (A)	36	5,584

		9,967

Health Care – 12.2%
Acadia Healthcare Co., Inc. (A)	145	9,041
Allergan plc (A)	29	9,216
Anthem, Inc.	69	9,589
Biogen, Inc. (A)	32	9,773
Bristol-Myers Squibb Co.	82	5,627
Gilead Sciences, Inc.	91	9,234
HCA Holdings, Inc. (A)	165	11,188

		63,668

Industrials – 4.8%
J.B. Hunt Transport Services, Inc.	148	10,877
Kansas City Southern	64	4,743
Rockwell Collins, Inc.	104	9,562

		25,182

Information Technology – 13.1%
Alphabet, Inc., Class C (A)	27	20,788
Cognizant Technology Solutions Corp., Class A (A)	129	7,763
MasterCard, Inc., Class A	157	15,321
Visa, Inc., Class A	316	24,532

		68,404

Telecommunication Services – 4.7%
Level 3 Communications, Inc. (A)	300	16,282
SBA Communications Corp. (A)	77	8,131

		24,413

Total United States – 55.0%		$287,435

TOTAL COMMON STOCKS – 93.9%		$490,979
(Cost: $430,420)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 5.3%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.260%, 1–5–16	$2,500	2,500
Federal Home Loan Bank:
0.280%, 3–2–16	3,000	2,998
0.280%, 3–3–16	4,000	3,998
0.290%, 3–28–16	5,000	4,996
Intel Corp.
0.210%, 2–25–16	2,000	1,999
John Deere Capital Corp.
0.170%, 1–6–16	5,000	5,000
McCormick & Co., Inc.
0.290%, 1–4–16	1,211	1,211
Northern Illinois Gas Co.
0.300%, 1–20–16	5,000	4,999

		27,701

Master Note – 0.7%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (D)	3,874	3,874

TOTAL SHORT-TERM SECURITIES – 6.0%		$31,575
(Cost: $31,574)

TOTAL INVESTMENT SECURITIES – 99.9%		$522,554
(Cost: $461,994)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		534

NET ASSETS – 100.0%		$523,088

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $1,636 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$490,979	$—	$—
Short-Term Securities	—	31,575	—
Total	$490,979	$31,575	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$461,994

Gross unrealized appreciation	82,035
Gross unrealized depreciation	(21,475)

Net unrealized appreciation	$60,560

SCHEDULE OF INVESTMENTS
Ivy Global Income Allocation Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.8%
Caltex Australia Ltd.	325	$8,929
Santos Ltd.	1,866	5,004

		13,933

Financials – 1.6%
National Australia Bank Ltd.	300	6,602
Westpac Banking Corp.	261	6,380

		12,982

Industrials – 0.4%
Spotless Group Holdings Ltd.	3,930	3,093

Materials – 0.9%
Amcor Ltd.	683	6,692

Total Australia – 4.7%		$36,700
Belgium
Consumer Staples – 1.3%
Anheuser-Busch InBev S.A. ADR	83	10,375

Total Belgium – 1.3%		$10,375
Canada
Energy – 0.7%
Inter Pipeline Ltd.	340	5,457

Total Canada – 0.7%		$5,457
China
Financials – 0.9%
China Construction Bank Corp.	10,000	6,852

Total China – 0.9%		$6,852
Denmark
Financials – 1.0%
Danske Bank A.S.	285	7,686

Total Denmark – 1.0%		$7,686
Finland
Financials – 1.9%
Sampo plc, A Shares	290	14,813

Total Finland – 1.9%		$14,813
France
Consumer Staples – 0.3%
Casino, Guichard-Perrachon	56	2,593

Financials – 1.2%
Axa S.A.	333	9,133

Industrials – 1.6%
Compagnie de Saint-Gobain	163	7,046
Rexel S.A.	430	5,739

		12,785

Telecommunication Services – 0.8%
Orange S.A.	387	6,513

Utilities – 0.7%
ENGIE	308	5,473

Total France – 4.6%		$36,497
Germany
Consumer Discretionary – 1.7%
ProSiebenSat. 1 Media SE	260	13,214

Industrials – 0.9%
Deutsche Post AG	250	7,051

Total Germany – 2.6%		$20,265
Israel
Health Care – 1.1%
Teva Pharmaceutical Industries Ltd. ADR	136	8,926

Total Israel – 1.1%		$8,926
New Zealand
Consumer Discretionary – 0.6%
SKYCITY Entertainment Group Ltd.	1,541	4,670

Total New Zealand – 0.6%		$4,670
Norway
Consumer Staples – 1.2%
Marine Harvest ASA	717	9,694

Total Norway – 1.2%		$9,694
Singapore
Consumer Discretionary – 0.5%
Asian Pay Television Trust	8,571	3,869

Telecommunication Services – 0.8%
Singapore Telecommunications Ltd.	2,550	6,600

Total Singapore – 1.3%		$10,469

Spain
Industrials – 2.4%
ACS Actividades de Construccion y Servicios S.A.	266	7,804
Ferrovial S.A.	489	11,092

		18,896

Utilities – 1.4%
Abengoa Yield plc	567	10,944

Total Spain – 3.8%		$29,840
Switzerland
Consumer Staples – 0.9%
Nestle S.A., Registered Shares	100	7,443

Total Switzerland – 0.9%		$7,443
United Kingdom
Consumer Discretionary – 1.6%
Taylor Wimpey plc	4,080	12,217

Consumer Staples – 1.3%
Imperial Tobacco Group plc	190	10,046

Financials – 3.0%
Legal & General Group plc	2,491	9,834
St. James’s Place plc	625	9,288
Standard Life plc	826	4,747

		23,869

Industrials – 1.3%
BAE Systems plc	1,400	10,311

Total United Kingdom – 7.2%		$56,443
United States
Consumer Discretionary – 4.2%
Ford Motor Co.	506	7,132
Limited Brands, Inc.	132	12,648
McDonalds Corp.	110	12,996

		32,776

Consumer Staples – 3.6%
Kraft Foods Group, Inc.	110	8,004
Philip Morris International, Inc.	138	12,111
Procter & Gamble Co. (The)	100	7,941

		28,056

Energy – 0.6%
ONEOK, Inc.	200	4,932

Financials – 6.2%
Blackstone Mortgage Trust, Inc., Class A	535	14,309
Crown Castle International Corp.	95	8,213
Fortress Transportation and Infrastructure Investors LLC	698	7,864
Starwood Property Trust, Inc.	400	8,224
Two Harbors Investment Corp.	1,275	10,328

		48,938

Health Care – 2.3%
Bristol-Myers Squibb Co.	166	11,452
Pfizer, Inc.	220	7,102

		18,554

Industrials – 1.1%
Rockwell Automation, Inc.	82	8,414

Information Technology – 2.5%
Paychex, Inc.	184	9,747
Texas Instruments, Inc.	180	9,866

		19,613

Utilities – 0.6%
TerraForm Global, Inc., Class A	875	4,891

Total United States – 21.1%		$166,174

TOTAL COMMON STOCKS – 54.9%		$432,304
(Cost: $457,300)

INVESTMENT FUNDS
United States – 1.5%
Ares Capital Corp.	815	11,614

TOTAL INVESTMENT FUNDS – 1.5%		$11,614
(Cost: $14,153)

PREFERRED STOCKS
Luxembourg
Materials – 0.2%
ArcelorMittal, 6.000%, Convertible	269	1,749

Total Luxembourg – 0.2%		$1,749

United States
Telecommunication Services – 1.2%
Frontier Communications Corp., Convertible Series A, 11.125%		104	9,488

Total United States – 1.2%			$9,488

TOTAL PREFERRED STOCKS – 1.4%			$11,237
(Cost: $16,007)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.2%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (A)(B)	BRL	5,000	1,159

Industrials – 0.7%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)		$700	737
10.750%, 12–1–20		4,550	4,789

			5,526

Total Argentina – 0.9%			$6,685
Australia
Materials – 1.2%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC
7.125%, 5–1–18 (B)		3,000	2,880
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (B)		4,000	3,175
6.875%, 4–1–22 (B)		5,750	3,536

			9,591

Total Australia – 1.2%			$9,591
Austria
Consumer Staples – 0.6%
JBS Investments GmbH (GTD by Hungary Holdings Kft)
7.250%, 4–3–24		5,000	4,538

Total Austria – 0.6%			$4,538
Barbados
Consumer Discretionary – 0.1%
Columbus International, Inc.
7.375%, 3–30–21 (B)		1,000	990

Total Barbados – 0.1%			$990
Brazil
Consumer Staples – 0.2%
AmBev International Finance Co. Ltd.
9.500%, 7–24–17 (A)	BRL	7,500	1,715

Energy – 0.1%
QGOG Constellation S.A.
6.250%, 11–9–19 (B)		$1,500	664

Total Brazil – 0.3%			$2,379
Canada
Information Technology – 0.7%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (B)		6,250	5,344

Total Canada – 0.7%			$5,344
Cayman Islands
Consumer Staples – 0.4%
Marfrig Overseas Ltd.
9.500%, 5–4–20 (B)		3,000	2,940

Telecommunication Services – 0.4%
Sable International Finance Ltd.
6.875%, 8–1–22 (B)		3,080	2,972

Total Cayman Islands – 0.8%			$5,912
Chile
Industrials – 0.2%
LATAM Airlines Group S.A.
7.250%, 6–9–20 (B)		2,000	1,785

Total Chile – 0.2%			$1,785
Columbia
Energy – 0.1%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP	3,888,000	1,170

Total Columbia – 0.1%			$1,170
France
Financials – 1.3%
Societe Generale S.A.:
8.250%, 11–29–49		$7,000	7,420
7.875%, 12–31–49 (B)		3,000	2,989

			10,409

Total France –1.3%			$10,409
Guernsey
Financials – 0.9%
Credit Suisse Group (Guernsey) I Ltd.
7.875%, 2–24–41		6,843	7,048

Total Guernsey – 0.9%			$7,048

Hong Kong
Utilities – 0.3%
China Resources Power Holdings Co. Ltd.
7.250%, 5–9–49 (C)		2,000	2,015

Total Hong Kong – 0.3%			$2,015
Ireland
Energy – 0.0%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB	25,000	324

Financials – 0.7%
Aquarius + Investments plc (GTD by Swiss Reinsurance Co. Ltd.)
6.375%, 9–1–24		$5,000	5,200

Total Ireland – 0.7%			$5,524
Italy
Financials – 0.7%
Intesa Sanpaolo S.p.A.
6.500%, 2–24–21 (B)		5,000	5,672

Total Italy – 0.7%			$5,672
Luxembourg
Consumer Discretionary – 1.0%
Altice S.A.
7.625%, 2–15–25 (B)		9,188	7,925

Information Technology – 0.8%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)		7,000	6,457

Utilities – 0.2%
Aguila 3 S.A.
7.875%, 1–31–18 (B)		1,500	1,504

Total Luxembourg – 2.0%			$15,886
Mexico
Materials – 0.2%
CEMEX S.A.B. de C.V.
9.500%, 6–15–18(B)		1,500	1,601

Telecommunication Services – 0.2%
America Movil S.A.B. de C.V.
6.450%, 12–5–22 (A)	MXN	22,000	1,210

Total Mexico – 0.4%			$2,811
Netherlands
Materials – 0.4%
Constellium N.V.
8.000%, 1–15–23 (B)		$4,253	3,328

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)	RUB	50,000	648

Utilities – 0.2%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)		$750	769
Listrindo Capital B.V. (GTD by PT Cikarang Listrindo)
6.950%, 2–21–19		1,000	1,025

			1,794

Total Netherlands – 0.7%			$5,770
Norway
Energy – 0.3%
Det norske oljeselskap ASA
10.250%, 5–27–22 (B)		2,600	2,340

Total Norway – 0.3%			$2,340
Russia
Industrials – 0.1%
SCF Capital Ltd.
5.375%, 10–27–17		750	742

Total Russia – 0.1%			$742
Singapore
Consumer Staples – 0.0%
Olam International Ltd.
6.000%, 8–10–18 (A)	SGD	250	183

Total Singapore – 0.0%			$183
Spain
Industrials – 0.6%
ACI Airport Sudamerica S.A.
6.875%, 11–29–32 (B)		$5,000	4,375

Total Spain – 0.6%			$4,375
United Kingdom
Consumer Discretionary – 0.6%
British Sky Broadcasting Group plc
9.500%, 11–15–18 (B)		4,130	4,870

Financials – 4.6%
Barclays plc
8.250%, 12–29–49		11,085	11,802
Lloyds Banking Group plc
7.500%, 4–30–49		6,000	6,390
Royal Bank of Scotland Group plc (The):
7.640%, 3–29–49		11,000	11,495
8.000%, 12–29–49		2,000	2,115
7.500%, 12–29–49		4,000	4,165

			35,967

Total United Kingdom – 5.2%			$40,837
United States
Consumer Discretionary – 0.6%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19		6,000	4,410

Energy – 0.9%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)		3,000	2,580
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (B)		5,000	4,875

			7,455

Financials – 5.9%
Bank of America Corp.:
6.250%, 9–29–49		3,000	3,008
8.000%, 12–29–49		6,000	6,105
BGC Partners, Inc.
5.375%, 12–9–19		6,000	6,225
Citigroup Funding, Inc.
6.125%, 12–29–49		6,000	6,120
JPMorgan Chase & Co.:
7.900%, 4–29–49		3,000	3,054
6.125%, 12–29–49		5,000	5,056
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (B)(D)		5,266	3,949
UBS Preferred Funding Trust V
6.243%, 5–29–49		2,000	2,005
Wells Fargo & Co.
7.980%, 3–29–49		10,534	10,942

			46,464

Industrials – 1.0%
HD Supply, Inc.
11.500%, 7–15–20		5,000	5,538
TRAC Intermodal LLC and TRAC Intermodal Corp.
11.000%, 8–15–19		262	284
TransDigm Group, Inc.
7.500%, 7–15–21		2,270	2,349

			8,171

Telecommunication Services – 0.8%
Frontier Communications Corp.
8.875%, 9–15–20 (B)		6,021	6,097

Total United States – 9.2%			$72,597

TOTAL CORPORATE DEBT SECURITIES – 27.3%			$214,603
(Cost: $231,561)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.7%
City of Buenos Aires
8.950%, 2-19-21		3,000	3,165
Province of Buenos Aires (The)
9.950%, 6-9-21		2,660	2,740

			5,905

Australia – 0.4%
New South Wales Treasury Corp.
5.500%, 3–1–17 (A)	AUD	4,000	3,028

Canada – 0.6%
City of Toronto
3.500%, 12–6–21 (A)	CAD	2,000	1,576
Province of Ontario
4.400%, 6–2–19 (A)		2,000	1,603
Regional Municipality of York
4.000%, 6–30–21 (A)		2,000	1,610

			4,789

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (A)	RUB	50,000	629

Malaysia – 0.1%
Malaysia Government Bond
3.314%, 10–31–17 (A)	MYR	3,000	706

Spain – 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	$8,800	9,422

TOTAL OTHER GOVERNMENT SECURITIES – 3.1%		$24,479
(Cost: $28,144)

LOANS (C)
United States
Consumer Staples – 0.5%
Focus Brands, Inc.
10.250%, 8–21–18	1,000	1,005
GOBP Holdings, Inc.
9.250%, 10–21–22	2,906	2,848

		3,853

Energy – 1.6%
Callon Petroleum Co.
8.500%, 10–8–21	12,107	11,502
Empresas ICA S.A.
7.595%, 6–20–17	2,825	1,155

		12,657

Financials – 0.6%
WP Mustang Holdings LLC
8.500%, 5–29–22	5,000	4,984

Industrials – 0.5%
Hampton Rubber Co. & SEI Holding Corp.
9.000%, 3–27–22	5,000	3,700

Information Technology – 1.4%
Active Network, Inc. (The)
9.500%, 11–15–21	3,000	2,790
Misys plc and Magic Newco LLC:
12.000%, 6–12–19	1,000	1,066
0.000%, 6–12–19 (F)	6,500	6,931

		10,787

Materials – 0.1%
EP Minerals LLC
8.500%, 8–20–21	781	767

Total United States – 4.7%		$36,748

TOTAL LOANS – 4.7%		$36,748
(Cost: $40,630)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 3.0%
U.S. Treasury Bonds:
8.000%, 11–15–21	6,000	8,017
7.250%, 8–15–22	5,000	6,616
7.125%, 2–15–23	5,000	6,678
6.125%, 11–15–27	2,000	2,769

		24,080

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$24,080
(Cost: $24,218)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.7%
Air Products and Chemicals, Inc.
0.380%, 1–27–16	6,000	5,998
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.380%, 1–28–16	5,000	4,999
Essilor International S.A.
0.160%, 1–25–16	7,000	6,998
Federal Home Loan Bank
0.280%, 3–3–16	4,000	3,998
Northern Illinois Gas Co.
0.450%, 1–4–16	2,177	2,177
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The))
0.220%, 1–4–16	5,000	5,000

		29,170

Master Note – 0.3%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (H)	2,007	2,007

TOTAL SHORT-TERM SECURITIES – 4.0%		$31,177
(Cost: $31,176)

TOTAL INVESTMENT SECURITIES – 99.9%		$786,242
(Cost: $843,189)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		462

NET ASSETS – 100.0%		$786,704

Notes to Schedule of Investments

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, COP - Columbian Peso, MXN - Mexican Peso, MYR - Malaysian Ringgit, RUB - Russian Ruble and SGD - Singapore Dollar).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $85,837 or 10.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(D)	Payment-in-kind bonds.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Rate shown is the yield to maturity at December 31, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,900	U.S. Dollar	22,616	1-19-16	UBS AG	$649	$—
Euro	40,700	U.S. Dollar	44,668	1-19-16	UBS AG	421	—
						$1,070	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$432,304	$—	$—
Investment Funds	11,614	—	—
Preferred Stocks	9,488	1,749	—
Corporate Debt Securities	—	214,603	—
Other Government Securities	—	24,479	—
Loans	—	20,391	16,357
United States Government Obligations	—	24,080	—
Short-Term Securities	—	31,177	—
Total	$453,406	$316,479	$16,357
Forward Foreign Currency Contracts	$—	$1,070	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 4-1-15	$12,520
Net realized gain (loss)	68
Net change in unrealized appreciation (depreciation)	(2,468)
Purchases	11,930
Sales	(4,138)
Amortization/Accretion of premium/discount	222
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(1,777)
Ending Balance 12-31-15	$16,357

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(2,465)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$16,357	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$843,189

Gross unrealized appreciation	35,792
Gross unrealized depreciation	(92,739)

Net unrealized depreciation	$(56,947)

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 3.0%
Suncor Energy, Inc.	845	$21,816

Industrials – 2.0%
Canadian Pacific Railway Ltd.	114	14,508

Total Canada – 5.0%		$36,324
China
Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	30,000	—	*

Total China – 0.0%		$—	*
France
Materials – 0.9%
L Air Liquide S.A.	55	6,223

Total France – 0.9%		$6,223
Netherlands
Energy – 0.9%
Core Laboratories N.V.	62	6,715

Total Netherlands – 0.9%		$6,715
Switzerland
Energy – 1.9%
Weatherford International Ltd. (A)	1,591	13,348

Total Switzerland – 1.9%		$13,348
United Kingdom
Materials – 6.3%
BHP Billiton plc	1,507	16,886
Randgold Resources Ltd. ADR	95	5,890
Rio Tinto plc	787	22,972

		45,748

Total United Kingdom – 6.3%		$45,748
United States
Energy – 54.7%
Anadarko Petroleum Corp.	264	12,806
Baker Hughes, Inc.	573	26,442
Cameron International Corp. (A)	224	14,141
Cimarex Energy Co.	189	16,862
Concho Resources, Inc. (A)	199	18,488
Continental Resources, Inc. (A)	545	12,532
Energy Transfer Equity L.P.	621	8,536
EOG Resources, Inc.	318	22,490
Exxon Mobil Corp.	63	4,876
FMC Technologies, Inc. (A)	126	3,668
Gulfport Energy Corp. (A)	261	6,407
Halliburton Co.	1,147	39,047
Helmerich & Payne, Inc.	79	4,236
HollyFrontier Corp.	93	3,696
Marathon Petroleum Corp.	270	13,997
Marathon Petroleum Corp. L.P.	202	7,948
Newfield Exploration Co. (A)	363	11,814
Noble Energy, Inc.	479	15,759
Oasis Petroleum LLC (A)	993	7,318
Patterson-UTI Energy, Inc.	292	4,408
Phillips 66	162	13,276
Pioneer Natural Resources Co.	151	18,907
Plains GP Holdings L.P., Class A	404	3,817
Schlumberger Ltd.	667	46,509
Shell Midstream Partners L.P.	162	6,736
Superior Energy Services, Inc.	450	6,063
Tallgrass Energy GP L.P., Class A	598	9,557
Tesoro Corp.	86	9,072
Valero Energy Corp.	144	10,165
Valero Energy Partners L.P.	104	5,367
Whiting Petroleum Corp. (A)	512	4,837
Williams Co., Inc. (The)	259	6,646

		396,423

Financials – 3.5%
CME Group, Inc.	278	25,192

Industrials – 2.4%
Caterpillar, Inc.	250	16,961

Materials – 15.5%
Dow Chemical Co. (The)	825	42,484
Freeport-McMoRan Copper & Gold, Inc., Class B	1,114	7,540
LyondellBasell Industries N.V., Class A	347	30,128
PPG Industries, Inc.	140	13,864
Praxair, Inc.	43	4,413
Southern Copper Corp.	541	14,138

		112,567

Total United States – 76.1%		$551,143

TOTAL COMMON STOCKS – 91.1%		$659,501
(Cost: $761,938)

INVESTMENT FUNDS
United States – 2.2%
SPDR Gold Trust (A)	159	16,132

TOTAL INVESTMENT FUNDS – 2.2%		$16,132
(Cost: $18,852)

PREFERRED STOCKS
United States
Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	3,500	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 6.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.370%, 1–21–16	$7,455	7,453
Campbell Soup Co.
0.390%, 2–2–16	4,800	4,798
Corporacion Andina de Fomento
0.250%, 1–4–16	4,000	4,000
Exxon Mobil Corp.
0.380%, 2–22–16	5,000	4,997
Federal Home Loan Bank
0.290%, 3–28–16	5,000	4,997
John Deere Capital Corp.
0.170%, 1– 6–16	5,000	5,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.)
0.300%, 1–21–16	5,000	4,999
McCormick & Co., Inc.
0.290%, 1– 4–16	1,391	1,391
Northern Illinois Gas Co.
0.300%, 1–20–16	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG)
0.330%, 1–4–16	2,400	2,400

		45,034

Master Note – 0.4%
Toyota Motor Credit Corp. 0.435%, 1–6–16 (D)	2,999	2,999

TOTAL SHORT-TERM SECURITIES – 6.6%		$48,033
(Cost: $48,029)

TOTAL INVESTMENT SECURITIES – 99.9%		$723,666
(Cost: $839,669)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		622

NET ASSETS – 100.0%		$724,288

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At December 31, 2015, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	3,500	$10,850	$–

The total value of this security represented 0.0% of net assets at December 31, 2015.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	25,094	U.S. Dollar	38,088	1-19-16	UBS AG	$1,093	$—
Canadian Dollar	29,900	U.S. Dollar	21,888	1-19-16	UBS AG	279	—
Euro	5,787	U.S. Dollar	6,352	1-19-16	UBS AG	60	—
						$1,432	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$659,501	$—	$—	*
Investment Funds	16,132	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	48,033	—
Total	$675,633	$48,033	$—
Forward Foreign Currency Contracts	$—	$1,432	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$839,669

Gross unrealized appreciation	95,076
Gross unrealized depreciation	(211,079)

Net unrealized depreciation	$(116,003)

SCHEDULE OF INVESTMENTS Ivy Global Real Estate Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Financials – 6.7%
DEXUS Property Group (A)	54		$293
Mirvac Group	286		413
Scentre Group	327		998
Westfield Corp.	95		658

			2,362

Total Australia – 6.7%			$2,362
Belgium
Financials – 0.2%
Befimmo N.V./S.A.	1		56

Total Belgium – 0.2%			$56
Canada
Financials – 2.5%
Allied Properties	2		48
Canadian Apartments Properties	7		219
Dream Office Real Estate Investment Trust	3		38
H&R Real Estate Investment Trust	15		215
RioCan	13		221
SmartREIT	6		128

			869

Total Canada – 2.5%			$869
Finland
Financials – 0.6%
Citycon Oyj	82		213

Total Finland – 0.6%			$213
France
Financials – 2.6%
Gecina	2		197
Klepierre	9		379
Unibail-Rodamco	1		347

			923

Total France – 2.6%			$923
Germany
Financials – 2.4%
Ado Properties S.A. (A)	6		167
alstria office AG	5		72
Deutsche EuroShop AG	3		132
LEG Immobilien AG	1		85
Vonovia SE	12		371

			827

Total Germany – 2.4%			$827
Hong Kong
Financials – 9.1%
Cheung Kong (Holdings) Ltd.	144		934
Hongkong Land Holdings Ltd.	72		504
Sun Hung Kai Properties Ltd.	98		1,184
Swire Properties Ltd.	196		565

			3,187

Total Hong Kong – 9.1%			$3,187
Japan
Financials – 12.2%
Daiwa Office Investment Corp.	—	*	196
Global One Corp.	—	*	94
Ichigo Hotel Investment Corp.	—	*	95
Kenedix Office Investment Corp.	—	*	202
Mitsubishi Estate Co. Ltd.	72		1,511
Mitsui Fudosan Co. Ltd.	50		1,271
ORIX JREIT, Inc.	—	*	233
Sumitomo Realty & Development Co. Ltd.	23		665

			4,267

Total Japan – 12.2%			$4,267
Jersey
Financials – 0.1%
Atrium European Real Estate Ltd.	10		38

Total Jersey – 0.1%			$38
Mexico
Financials – 0.1%
Prologis Property Mexico S.A. de C.V.	33		50

Total Mexico – 0.1%			$50
Netherlands
Financials – 0.6%
Eurocommercial Properties N.V.	3		114
Wereldhave N.V.	2		95

			209

Total Netherlands – 0.6%			$209

Norway
Financials – 0.5%
Entra ASA	23	183

Total Norway – 0.5%		$183
Singapore
Financials – 1.0%
CapitaCommercial Trust	49	47
CapitaLand Ltd.	53	125
CapitaMall Trust	59	81
Global Logistic Properties Ltd.	35	53
Mapletree Commercial Trust	37	33

		339

Total Singapore – 1.0%		$339
Spain
Financials – 0.0%
Axiare Patrimonio SOCIMI S.A.	1	15

Total Spain – 0.0%		$15
Sweden
Financials – 1.1%
Hufvudstaden AB	15	208
Wihlborgs Fastigheter AB	8	161

		369

Total Sweden – 1.1%		$369
Switzerland
Financials – 0.5%
PSP Swiss Property Ltd., Registered Shares	2	187

Total Switzerland – 0.5%		$187
United Kingdom
Financials – 5.3%
British Land Co. plc (The)	9	107
Capital & Regional plc	116	111
Derwent London plc	5	283
Hammerson plc	36	322
Hansteen Holdings plc	60	102
Land Securities Group plc	38	668
LondonMetric Property plc	54	130
Shaftesbury plc	11	146

		1,869

Total United Kingdom – 5.3%		$1,869
United States
Financials – 52.2%
Acadia Realty Trust	1	48
American Assets Trust, Inc.	2	62
American Campus Communities, Inc.	9	371
AvalonBay Communities, Inc.	6	1,134
Boston Properties, Inc.	8	1,058
Brixmor Property Group, Inc.	11	281
Camden Property Trust	12	922
Care Capital Properties, Inc.	5	160
CBL & Associates Properties, Inc.	16	198
Columbia Property Trust, Inc.	6	147
Corporate Office Properties Trust	13	288
Cousins Properties, Inc.	14	136
CubeSmart	13	394
DDR Corp.	19	328
Duke Realty Corp.	13	268
DuPont Fabros Technology, Inc.	5	150
EastGroup Properties, Inc.	2	94
Equity Residential	22	1,766
General Growth Properties, Inc.	13	345
Health Care, Inc.	11	777
Host Hotels & Resorts, Inc.	21	321
Hudson Pacific Properties, Inc.	9	249
LaSalle Hotel Properties	17	424
Medical Properties Trust, Inc.	7	83
National Health Investors, Inc.	2	130
New York, Inc.	8	87
Paramount Group, Inc.	16	287
ProLogis	19	826
Public Storage, Inc.	4	921
Ramco-Gershenson Properties Trust	9	152
Retail Properties of America, Inc.	15	217
RLJ Lodging Trust	13	287
Senior Housing Properties Trust	13	191
Simon Property Group, Inc.	13	2,591
SL Green Realty Corp.	3	307
Sovran Self Storage, Inc.	1	123
Spirit Realty Capital, Inc.	26	262
Sunstone Hotel Investors, Inc.	25	308
Taubman Centers, Inc.	7	518
Ventas, Inc.	6	317
Vornado Realty Trust	7	742

		18,270

Telecommunication Services – 1.6%
American Tower Corp., Class A	6	552

Total United States – 53.8%		$18,822

TOTAL COMMON STOCKS – 99.3%		$34,785
(Cost: $33,674)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (B)	$64	64

TOTAL SHORT-TERM SECURITIES – 0.2%		$64
(Cost: $64)

TOTAL INVESTMENT SECURITIES – 99.5%		$34,849
(Cost: $33,738)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		172

NET ASSETS – 100.0%		$35,021

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$34,785	$—	$—
Short-Term Securities	—	64	—
Total	$34,785	$64	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$33,738

Gross unrealized appreciation	3,034
Gross unrealized depreciation	(1,923)

Net unrealized appreciation	$1,111

SCHEDULE OF INVESTMENTS Ivy Global Risk-Managed Real Estate Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Financials – 6.6%
DEXUS Property Group (A)	199		$1,085
Scentre Group	699		2,133
Westfield Corp.	203		1,408

			4,626

Total Australia – 6.6%			$4,626
Belgium
Financials – 0.3%
Befimmo N.V./S.A.	4		229

Total Belgium – 0.3%			$229
Canada
Financials – 2.4%
Allied Properties	10		221
Boardwalk	2		57
Canadian Apartments Properties	15		469
RioCan	31		532
SmartREIT	16		360

			1,639

Total Canada – 2.4%			$1,639
France
Financials – 2.8%
Gecina	6		671
Unibail-Rodamco	5		1,305

			1,976

Total France – 2.8%			$1,976
Germany
Financials – 2.8%
Ado Properties S.A. (A)	19		553
alstria office AG	26		350
Deutsche EuroShop AG	12		510
Deutsche Wohnen AG	7		196
LEG Immobilien AG	4		350

			1,959

Total Germany – 2.8%			$1,959
Hong Kong
Financials – 9.1%
Hongkong Land Holdings Ltd.	359		2,510
Link (The)	226		1,350
Swire Properties Ltd.	865		2,500

			6,360

Total Hong Kong – 9.1%			$6,360
Japan
Financials – 11.1%
Activia Properties, Inc.	—	*	294
Daiwa Office Investment Corp.	—	*	1,039
GLP J	—	*	114
Hulic, Inc.	—	*	552
Kenedix Office Investment Corp.	—	*	1,528
Nippon Building Fund, Inc.	—	*	1,839
Nippon Prologis, Inc.	—	*	369
ORIX JREIT, Inc.	1		1,649
Tokyu, Inc.	—	*	373

			7,757

Total Japan – 11.1%			$7,757
Jersey
Financials – 0.2%
Atrium European Real Estate Ltd.	41		159

Total Jersey – 0.2%			$159
Netherlands
Financials – 1.0%
Eurocommercial Properties N.V.	8		326
Wereldhave N.V.	6		344

			670

Total Netherlands – 1.0%			$670
Singapore
Financials – 1.2%
CapitaCommercial Trust	310		295
CapitaMall Trust	268		364
Mapletree Commercial Trust	159		146

			805

Total Singapore – 1.2%			$805

Spain
Financials – 0.1%
Axiare Patrimonio SOCIMI S.A.	2	30

Total Spain – 0.1%		$30
Sweden
Financials – 0.7%
Hufvudstaden AB	34	484

Total Sweden – 0.7%		$484
Switzerland
Financials – 0.8%
PSP Swiss Property Ltd., Registered Shares	6	525

Total Switzerland – 0.8%		$525
United Kingdom
Financials – 5.2%
Derwent London plc	11	599
Hammerson plc	75	668
Hansteen Holdings plc	95	162
Land Securities Group plc	85	1,468
LondonMetric Property plc	116	281
Shaftesbury plc	32	426

		3,604

Total United Kingdom – 5.2%		$3,604
United States
Financials – 54.2%
Acadia Realty Trust	11	353
American Assets Trust, Inc.	11	409
American Campus Communities, Inc.	30	1,227
AvalonBay Communities, Inc.	13	2,328
Boston Properties, Inc.	20	2,565
Brixmor Property Group, Inc.	20	511
Camden Property Trust	24	1,834
Care Capital Properties, Inc.	12	355
Corporate Office Properties Trust	27	586
Cousins Properties, Inc.	29	275
CubeSmart	26	795
Duke Realty Corp.	24	494
EastGroup Properties, Inc.	10	566
Equity Residential	48	3,891
Federal Realty Investment Trust	4	549
General Growth Properties, Inc.	27	737
Health Care, Inc.	29	1,942
Hudson Pacific Properties, Inc.	21	591
National Health Investors, Inc.	4	251
National Retail Properties, Inc.	14	570
New York, Inc.	15	169
Paramount Group, Inc.	45	810
ProLogis	38	1,644
Public Storage, Inc.	11	2,699
Ramco-Gershenson Properties Trust	21	356
Regency Centers Corp.	11	767
Retail Properties of America, Inc.	29	429
Senior Housing Properties Trust	25	367
Simon Property Group, Inc.	28	5,522
Sovran Self Storage, Inc.	2	248
Taubman Centers, Inc.	23	1,771
Ventas, Inc.	12	683
Vornado Realty Trust	15	1,485

		37,779

Total United States – 54.2%		$37,779

TOTAL COMMON STOCKS – 98.5%		$68,602
(Cost: $64,567)

SHORT-TERM SECURITIES	Principal
Master Note – 1.5%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (B)	$1,069	1,069

TOTAL SHORT-TERM SECURITIES – 1.5%		$1,069
(Cost: $1,069)

TOTAL INVESTMENT SECURITIES – 100.0%		$69,671
(Cost: $65,636)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		28

NET ASSETS – 100.0%		$69,699

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$68,602	$—	$—
Short-Term Securities	—	1,069	—
Total	$68,602	$1,069	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$65,636

Gross unrealized appreciation	5,844
Gross unrealized depreciation	(1,809)

Net unrealized appreciation	$4,035

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$650

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(B)	6,090		—	*

Total Consumer Discretionary – 0.0%			650
Financials
Specialized Finance – 0.5%
Maritime Finance Co. Ltd. (A)(B)(C)	1,750		25,620

Total Financials – 0.5%			25,620

TOTAL COMMON STOCKS – 0.5%			$26,270
(Cost: $34,140)

PREFERRED STOCKS
Telecommunication Services
Integrated Telecommunication Services – 1.0%
Frontier Communications Corp., Convertible Series A, 11.125%	548		50,201

Total Telecommunication Services – 1.0%			50,201

TOTAL PREFERRED STOCKS – 1.0%			$50,201
(Cost: $55,092)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (D)	13		26

Apparel Retail – 0.0%
St. John Knits International, Inc. (D)	48		493

TOTAL WARRANTS – 0.0%			$519
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.8%
Acosta, Inc.,
7.750%, 10–1–22 (E)	$24,446		21,574
Lamar Media Corp.,
5.375%, 1–15–24	6,757		6,960
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	2,900		2,965
5.625%, 2–15–24	7,522		7,729
5.625%, 2–15–24 (E)	690		707

			39,935

Apparel Retail – 2.2%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	44,412		14,656
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (E)(F)	28,481		7,120
Gymboree Corp. (The),
9.125%, 12–1–18	36,350		8,179
Hot Topic, Inc.,
9.250%, 6–15–21 (E)	42,321		37,454
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (E)(F)	12,946		10,810
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (E)	31,868		23,582
Nine West Holdings, Inc.,
8.250%, 3–15–19 (E)	58,714		11,743

			113,544

Automotive Retail – 0.5%
Group 1 Automotive, Inc.,
5.000%, 6–1–22	3,436		3,402
Sonic Automotive, Inc.,
5.000%, 5–15–23	22,233		21,121

			24,523

Broadcasting – 1.6%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		18,734	7,119
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		47,658	46,331
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		3,032	2,759
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		10,252	9,470
Cumulus Media, Inc.,
7.750%, 5–1–19		33,969	11,465
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23		13,468	9,360

			86,504

Cable & Satellite – 6.1%
Altice Financing S.A.,
6.625%, 2–15–23 (E)		6,992	6,905
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	3,821	3,883
7.750%, 5–15–22 (E)		$68,474	61,798
6.250%, 2–15–25 (E)(G)	EUR	3,496	3,206
7.625%, 2–15–25 (E)		$14,356	12,382
Cablevision Systems Corp.,
5.875%, 9–15–22		18,290	15,546
Columbus International, Inc.,
7.375%, 3–30–21 (E)		5,116	5,065
DISH DBS Corp.:
6.750%, 6–1–21		17,085	17,213
5.875%, 7–15–22		10,630	9,912
5.000%, 3–15–23		5,265	4,567
Neptune Finco Corp.:
10.125%, 1–15–23 (E)		21,285	22,190
6.625%, 10–15–25 (E)		6,478	6,737
10.875%, 10–15–25 (E)		16,255	17,027
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (E)		38,613	37,841
6.000%, 7–15–24 (E)		4,000	4,180
VTR Finance B.V.,
6.875%, 1–15–24 (E)		67,261	61,880
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (E)(F)		9,072	8,754
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (E)		22,439	21,457

			320,543

Casinos & Gaming – 1.3%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (E)(G)	CAD	22,446	15,573
MCE Finance Ltd.,
5.000%, 2–15–21 (E)		$6,299	5,732
Scientific Games Corp.,
8.125%, 9–15–18		3,778	2,758
Studio City Finance Ltd.,
8.500%, 12–1–20 (E)		8,000	7,720
Wynn Macau Ltd.,
5.250%, 10–15–21 (E)		40,272	35,439

			67,222

Distributors – 1.3%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (E)		71,371	67,089

Education Services – 2.0%
Laureate Education, Inc.,
10.000%, 9–1–19 (E)(H)		173,631	107,651

Leisure Facilities – 0.3%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (E)		15,302	14,996

Movies & Entertainment – 1.3%
AMC Entertainment, Inc.,
5.750%, 6–15–25		10,098	10,148
Cinemark USA, Inc.:
5.125%, 12–15–22		1,258	1,249
4.875%, 6–1–23		22,239	21,683
WMG Acquisition Corp.:
5.625%, 4–15–22 (E)		3,800	3,667
6.750%, 4–15–22 (E)		36,900	31,919

			68,666

Specialized Consumer Services – 2.1%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	86,366	63,479
Carlson Travel Holdings,
7.500%, 8–15–19 (E)(F)	17,224	16,966
Lansing Trade Group,
9.250%, 2–15–19 (E)	10,849	10,171
Nielsen Finance,
5.500%, 10–1–21 (E)	3,151	3,230
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (E)	18,039	17,813

		111,659

Specialty Stores – 1.1%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (E)(F)	95,782	52,680
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (E)	9,283	7,427

		60,107

Total Consumer Discretionary – 20.6%		1,082,439
Consumer Staples
Food Distributors – 1.0%
Simmons Foods, Inc.,
7.875%, 10–1–21 (E)	55,643	50,357

Packaged Foods & Meats – 1.6%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (E)(F)	20,788	20,788
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)	41,366	37,436
5.750%, 6–15–25 (E)	13,766	11,976
Post Holdings, Inc.:
7.750%, 3–15–24 (E)	9,786	10,251
8.000%, 7–15–25 (E)	4,410	4,675

		85,126

Tobacco – 0.1%
Prestige Brands, Inc.,
5.375%, 12–15–21 (E)	7,441	7,143

Total Consumer Staples – 2.7%		142,626
Energy
Coal & Consumable Fuels – 0.7%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (E)	43,559	35,283

Oil & Gas Drilling – 0.3%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (E)	20,636	13,981

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (E)	15,871	13,649

Oil & Gas Exploration & Production – 2.4%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (E)	20,556	14,595
California Resources Corp.:
8.000%, 12–15–22 (E)	26,917	14,165
6.000%, 11–15–24	10,034	3,060
Chesapeake Energy Corp.:
6.500%, 8–15–17	17,742	8,871
7.250%, 12–15–18	1,334	527
8.000%, 12–15–22	9,214	4,515
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	38,313	29,549
Crownrock L.P.,
7.750%, 2–15–23 (E)	6,941	6,525
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (E)	19,368	17,238
8.125%, 9–15–23 (E)	6,829	6,146
Gulfport Energy Corp.,
6.625%, 5–1–23	2,064	1,723
Laredo Petroleum, Inc.,
7.375%, 5–1–22	10,535	9,692
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20	17,106	7,869
Whiting Petroleum Corp.,
5.750%, 3–15–21	5,553	4,048

		128,523

Oil & Gas Refining & Marketing – 1.5%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (E)(H)	42,138	30,023
Offshore Group Investment Ltd.,
7.500%, 11–1–19 (I)	14,866	3,270
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (E)	17,612	17,172
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (E)	6,757	6,081
6.750%, 5–1–23 (E)	30,327	25,475

		82,021

Total Energy – 5.2%		273,457

Financials
Consumer Finance – 1.4%
Creditcorp,
12.000%, 7–15–18 (E)	40,520	25,933
Quicken Loans, Inc.,
5.750%, 5–1–25 (E)	28,889	27,517
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (E)	21,358	10,892
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (E)	14,715	7,652

		71,994

Diversified Capital Markets – 1.3%
Patriot Merger Corp.,
9.000%, 7–15–21 (E)	75,356	68,951

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
8.625%, 7–19–18 (H)	11,120	12,037

Other Diversified Financial Services – 2.8%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (E)(F)	21,713	20,519
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (E)	22,692	18,976
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (E)	30,635	30,941
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (E)(F)	99,472	74,604

		145,040

Property & Casualty Insurance – 1.7%
Hub International Ltd.,
7.875%, 10–1–21 (E)	12,704	11,434
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (E)	82,892	79,576

		91,010

Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (E)(F)	22,364	20,910

Specialized Finance – 1.5%
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (E)	25,687	25,687
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (E)	73,555	54,799

		80,486

Specialized REITs – 0.1%
Aircastle Ltd.,
5.500%, 2–15–22	4,223	4,339

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (E)	35,860	34,695

Total Financials – 10.1%		529,462
Health Care
Health Care Facilities – 0.4%
Greatbatch Ltd.,
9.125%, 11–1–23 (E)	22,946	22,716

Health Care Services – 0.5%
Truven Health Analytics, Inc.,
10.625%, 6–1–20	29,049	29,194

Health Care Supplies – 0.7%
Ortho–Clinical Diagnostics,
6.625%, 5–15–22 (E)	36,236	24,822
Universal Hospital Services, Inc.,
7.625%, 8–15–20	10,936	10,266

		35,088

Pharmaceuticals – 2.1%
Concordia Healthcare Corp.,
9.500%, 10–21–22 (E)	56,106	55,264
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (E)	3,525	3,437
JLL/Delta Dutch Newco B.V.,
7.500%, 2–1–22 (E)	3,644	3,553

JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5–1–20 (E)(F)	40,539	39,120
VRX Escrow Corp.,
5.375%, 3–15–20 (E)	8,875	8,343

		109,717

Total Health Care – 3.7%		196,715
Industrials
Aerospace & Defense – 1.8%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (E)	75,807	54,581
TransDigm Group, Inc.,
5.500%, 10–15–20	3,069	2,969
TransDigm, Inc.:
6.000%, 7–15–22	5,207	5,090
6.500%, 7–15–24	34,813	34,622

		97,262

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	10,978	11,911

Building Products – 0.5%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	27,226	24,707

Diversified Support Services – 0.3%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (E)	11,656	9,762
10.750%, 10–15–19 (E)	17,560	6,848

		16,610

Environmental & Facilities Services – 0.5%
GFL Environmental, Inc.,
7.875%, 4–1–20 (E)	26,429	26,165

Railroads – 0.8%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (E)	33,639	30,780
9.750%, 5–1–20 (E)	15,221	10,350

		41,130

Total Industrials – 4.1%		217,785
Information Technology
Application Software – 1.7%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (E)	16,647	16,085
Infor (U.S.), Inc.,
5.750%, 8–15–20 (E)	1,722	1,735
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (E)(F)	23,196	16,759
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (E)	60,950	52,112

		86,691

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (E)	1,181	1,193
5.375%, 8–1–22 (E)	31,331	29,843
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (E)	50,783	45,958

		76,994

Electronic Manufacturing Services – 0.2%
KEMET Corp.,
10.500%, 5–1–18	14,981	12,734

IT Consulting & Other Services – 0.8%
NCR Escrow Corp.:
5.875%, 12–15–21	22,601	22,262
6.375%, 12–15–23	22,549	22,211

		44,473

Semiconductors – 0.6%
Micron Technology, Inc.:
5.875%, 2–15–22	29,790	28,971
5.500%, 2–1–25	1,943	1,690

		30,661

Total Information Technology – 4.8%		251,553
Materials
Aluminum – 1.4%
Constellium N.V.:
8.000%, 1–15–23 (E)	34,437	26,947
5.750%, 5–15–24 (E)	16,523	11,235
Wise Metals Group LLC,
8.750%, 12–15–18 (E)	23,189	17,566
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (E)(F)	39,976	19,888

		75,636

Construction Materials – 0.8%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (E)	51,844	43,031

Diversified Metals & Mining – 1.5%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (E)(F)	43,953	3,736
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (E)	7,359	5,685
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (E)	46,243	36,705
9.750%, 3–1–22 (E)	3,438	3,146
6.875%, 4–1–22 (E)	28,227	17,360
Lundin Mining Corp.:
7.500%, 11–1–20 (E)	11,178	10,479
7.875%, 11–1–22 (E)	3,980	3,662

		80,773

Metal & Glass Containers – 1.9%
Ardagh Finance Holdings,
8.625%, 6–15–19 (E)(F)	26,798	26,413
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (E)	9,126	8,510
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (E)	30,837	29,604
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (E)	22,137	18,152
Signode Industrial Group,
6.375%, 5–1–22 (E)	21,026	17,872

		100,551

Paper Packaging – 0.4%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (E)	9,988	9,663
Exopack Holdings S.A.,
7.875%, 11–1–19 (E)	9,310	8,123

		17,786

Total Materials – 6.0%		317,777
Telecommunication Services
Alternative Carriers – 0.2%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	14,898	12,514

Integrated Telecommunication Services – 2.6%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (E)	9,502	7,542
Frontier Communications Corp.:
8.875%, 9–15–20 (E)	22,650	22,933
6.250%, 9–15–21	15,908	13,482
10.500%, 9–15–22 (E)	8,332	8,280
7.125%, 1–15–23	2,412	2,081
6.875%, 1–15–25	8,428	6,943
11.000%, 9–15–25 (E)	14,998	14,848
GCI, Inc.,
6.875%, 4–15–25	26,986	27,593
Sprint Corp.:
7.250%, 9–15–21	46,403	34,570
7.875%, 9–15–23	1,141	857

		139,129

Wireless Telecommunication Service – 0.9%
Sable International Finance Ltd.,
6.875%, 8–1–22 (E)	23,125	22,316
T–Mobile USA, Inc.:
6.731%, 4–28–22	5,891	6,141
6.500%, 1–15–26	16,374	16,529

		44,986

Total Telecommunication Services – 3.7%		196,629

TOTAL CORPORATE DEBT SECURITIES – 60.9%		$3,208,443
(Cost: $3,963,278)

LOANS (H)
Consumer Discretionary
Advertising – 0.3%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22	18,474	16,455

Apparel Retail – 3.2%
Gymboree Corp. (The),
5.000%, 2–23–18	7,880	3,987
Hoffmaster Group, Inc.,
10.000%, 5–9–21	25,368	23,592
Nine West Holdings, Inc.,
6.250%, 1–8–20	47,279	23,119

Talbots, Inc. (The):
5.500%, 3–19–20		22,378	21,036
9.500%, 3–19–21		60,086	56,281
True Religion Apparel, Inc.:
5.875%, 7–30–19		57,007	31,544
5.875%, 7–30–19		19,933	11,029

			170,588

Auto Parts & Equipment – 0.4%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		23,407	22,626

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.130%, 11–26–19 (G)	CAD	14,681	10,517
5.950%, 11–26–19		38	27

			10,544

General Merchandise Stores – 1.7%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$43,836	38,941
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		65,311	48,221

			87,162

Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8–26–22		13,412	12,976
Provo Craft & Novelty, Inc.,
10.000%, 3–2–16 (F)		438	—

			12,976

Movies & Entertainment – 1.1%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		63,598	58,478

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9–17–22		6,470	6,147

Total Consumer Discretionary – 7.3%			384,976
Consumer Staples
Food Distributors – 0.2%
Performance Food Group, Inc.:
6.250%, 11–14–19		8,068	8,034
6.250%, 11–14–19		4,648	4,629

			12,663

Food Retail – 0.5%
Focus Brands, Inc.,
10.250%, 8–21–18		25,399	25,526

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc.,
9.250%, 10–21–22		20,658	20,245

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6–30–22		18,980	17,841

Total Consumer Staples – 1.4%			76,275
Energy
Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20		20,310	12,288

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		33,642	24,474

Oil & Gas Exploration & Production – 0.9%
Callon Petroleum Co.,
8.500%, 10–8–21		50,557	48,029
Sabine Oil & Gas LLC,
11.750%, 12–31–18 (I)		7,527	128

			48,157

Oil & Gas Refining & Marketing – 0.1%
Fieldwood Energy LLC,
8.375%, 9–30–20		20,654	3,098

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20		40,573	39,356
11.750%, 2–16–21		26,759	25,421

			64,777

Total Energy – 2.9%			152,794
Financials
Consumer Finance – 0.3%
TransFirst, Inc.,
9.000%, 11–12–22		14,395	14,053

Total Financials – 0.3%			14,053

Health Care
Health Care Facilities – 0.3%
Surgery Center Holdings, Inc.,
8.500%, 11–3–21	18,364	17,262

Health Care Supplies – 0.4%
Sage Products Holdings III LLC,
9.250%, 6–13–20	22,667	22,629

Health Care Technology – 0.3%
Vitera Healthcare Solutions LLC,
6.000%, 11–4–20	14,082	13,167

Life Sciences Tools & Services – 0.7%
Atrium Innovations, Inc.,
7.750%, 8–10–21	40,260	34,221

Total Health Care – 1.7%		87,279
Industrials
Building Products – 1.7%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	16,909	15,641
GYP Holdings III Corp.,
7.750%, 4–1–22	50,245	45,974
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	35,500	26,270

		87,885

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7–10–21	6,313	5,359
9.500%, 7–10–22	15,197	11,296

		16,655

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	12,913	9,685

Industrial Machinery – 0.9%
Dynacast International LLC,
9.500%, 1–30–23	48,836	46,882

Research & Consulting Services – 0.5%
Larchmont Resources LLC,
9.750%, 8–7–19	40,842	27,977

Total Industrials – 3.6%		189,084
Information Technology
Application Software – 5.0%
Applied Systems, Inc.,
7.500%, 1–23–22	34,872	31,908
Aptean Holdings, Inc.:
5.250%, 2–27–20	14,449	14,088
8.500%, 2–27–21	15,746	15,077
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	180,227	192,167
TIBCO Software, Inc.,
6.500%, 12–4–20	13,517	12,249

		265,489

Data Processing & Outsourced Services – 0.0%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	1,146	1,031

Internet Software & Services – 1.4%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–12–21	30,060	28,857
8.750%, 11–12–21	39,154	36,022
W3 Co.,
9.250%, 9–1–20	11,387	6,225

		71,104

IT Consulting & Other Services – 1.7%
Active Network, Inc. (The):
5.500%, 11–15–20	20,155	19,433
9.500%, 11–15–21	40,964	38,097
Triple Point Group Holdings, Inc.:

5.250%, 7–13–20	27,563	19,845
9.250%, 7–13–21	24,243	14,546

		91,921

Total Information Technology – 8.1%		429,545
Materials
Diversified Metals & Mining – 0.2%
EP Minerals LLC,
8.500%, 8–20–21	12,375	12,158

Metal & Glass Containers – 0.2%
Consolidated Container Co. LLC,
7.750%, 1–3–20	11,387	9,679

Paper Packaging – 0.9%
FPC Holdings, Inc.,
9.250%, 5–27–20	32,147	25,718
Ranpak (Rack Merger),
8.250%, 10–1–22	22,983	22,695

		48,413

Specialty Chemicals – 1.1%
Chemstralia Ltd.,
7.250%, 2–26–22	43,140	41,846
Chromaflo Technologies Corp.,
8.250%, 6–2–20	17,510	15,059

		56,905

Total Materials – 2.4%		127,155

TOTAL LOANS – 27.7%		$1,461,161
(Cost: $1,679,268)

SHORT-TERM SECURITIES
Commercial Paper (J) – 7.7%
Baxter International, Inc.,
0.600%, 1–6–16	40,000	39,997
Becton Dickinson & Co.,
0.360%, 1–4–16	2,000	2,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.380%, 1–27–16	10,000	9,997
Campbell Soup Co.:
0.400%, 1–4–16	3,775	3,775
0.360%, 1–19–16	15,000	14,997
Clorox Co. (The),
0.480%, 1–28–16	15,500	15,494
Diageo Capital plc (GTD by Diageo plc),
0.730%, 1–4–16	20,000	19,999
DTE Gas Co.,
0.280%, 1–8–16	10,000	9,999
Federal Home Loan Bank:
0.116%, 1–6–16	15,000	15,000
0.280%, 3–3–16	25,000	24,988
0.280%, 3–10–16	15,000	14,992
Illinois Tool Works, Inc.,
0.300%, 1–4–16	15,000	15,000
Intel Corp.,
0.210%, 2–25–16	10,000	9,994
J.M. Smucker Co. (The),
0.290%, 1–4–16	12,000	11,999
Kroger Co. (The),
0.700%, 1–4–16	30,000	29,999
McCormick & Co., Inc.,
0.290%, 1–4–16	39,184	39,182
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.280%, 1–13–16	15,000	14,998
Northern Illinois Gas Co.,
0.450%, 1–4–16	11,338	11,337
Novartis Finance Corp. (GTD by Novartis AG),
0.330%, 1–4–16	50,000	49,999
St. Jude Medical, Inc.,
0.520%, 3–1–16	13,000	12,989
Wisconsin Electric Power Co.,
0.630%, 1–4–16	30,000	29,999
Wisconsin Gas LLC,
0.140%, 1–4–16	8,000	8,000

		404,734

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (K)	1,529	1,529

TOTAL SHORT-TERM SECURITIES – 7.7%		$406,263
(Cost: $406,249)

TOTAL INVESTMENT SECURITIES – 97.8%		$5,152,857
(Cost: $6,138,825)

CASH AND OTHER ASSETS, NET OF LIABILITIES (L) – 2.2%		114,244

NET ASSETS – 100.0%		$5,267,101

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At December 31, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Co. Ltd.	9-19-13	1,750	$33,492	$25,620
Provo Craft & Novelty, Inc.	9-15-11	6,090	—	—	*
			$33,492	$25,620

The total value of these securities represented 0.5% of net assets at December 31, 2015.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $2,493,535 or 47.3% of net assets.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	Rate shown is the yield to maturity at December 31, 2015.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

(L)	Cash of $4,690 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	36,230	U.S. Dollar	26,523	1-19-16	Morgan Stanley International	$338	$—
Euro	6,470	U.S. Dollar	7,101	1-19-16	Morgan Stanley International	67	—
						$405	$—

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	iBoxx $ Liquid High Yield Index	03/20/2016	$16,161	3M LIBOR – 0.5695	$(198)

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund receives the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the receiver, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$26,270
Preferred Stocks	50,201	—	—
Warrants	—	519	—
Corporate Debt Securities	—	3,208,443	—
Loans	—	1,027,332	433,829
Short-Term Securities	—	406,263	—
Total	$50,201	$4,642,557	$460,099
Forward Foreign Currency Contracts	$—	$405	$—
Liabilities
Total Return Swaps	$—	$198	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Loans
Beginning Balance 4-1-15	$31,309	$595	$472,642
Net realized gain (loss)	— *	—	(13,679)
Net change in unrealized appreciation (depreciation)	(3,530)	—	(19,076)
Purchases	—	—	73,190
Sales	(1,509)	—	(132,495)
Amortization/Accretion of premium/discount	—	—	1,905
Transfers into Level 3 during the period	—	—	252,185
Transfers out of Level 3 during the period	—	(595)	(200,843)
Ending Balance 12-31-15	$26,270	$—	$433,829

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(3,531)	$—	$(29,375)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$650	Broker	Broker quotes
	25,620	Third-party vendor pricing service	Broker quotes
Loans	433,829	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD	= Guaranteed

REIT	= Real Estate Investment Trust

OTC	= Over The Counter

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$6,138,825

Gross unrealized appreciation	27,117
Gross unrealized depreciation	(1,013,085)

Net unrealized depreciation	$(985,968)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Financials – 2.9%
Commonwealth Bank of Australia	909	$56,664
Westpac Banking Corp.	2,958	72,342

		129,006

Health Care – 1.1%
Cochlear Ltd.	706	49,167

Materials – 1.3%
Amcor Ltd.	6,148	60,209

Total Australia – 5.3%		$238,382
Brazil
Consumer Staples – 1.0%
Hypermarcas S.A. (A)	7,938	43,558

Total Brazil – 1.0%		$43,558
Canada
Industrials – 1.1%
Canadian Pacific Railway Ltd.	389	49,687

Total Canada – 1.1%		$49,687
China
Consumer Discretionary – 1.6%
JD.com, Inc. ADR (A)	2,206	71,185

Consumer Staples – 1.3%
Kweichow Moutai Co. Ltd., Class A	1,791	60,165

Financials – 1.4%
PICC Property and Casualty Co. Ltd., H Shares	30,698	61,078

Information Technology – 1.5%
Alibaba Group Holding Ltd. ADR (A)	326	26,502
Baidu.com, Inc. ADR (A)	224	42,357

		68,859

Total China – 5.8%		$261,287
Denmark
Financials – 1.2%
Danske Bank A.S.	2,004	54,054

Total Denmark – 1.2%		$54,054
Finland
Information Technology – 2.2%
Nokia Corp., Series A ADR	4,397	30,865
Nokia OYJ	9,261	66,372

		97,237

Total Finland – 2.2%		$97,237
France
Consumer Staples – 1.8%
Pernod Ricard	703	80,349

Industrials – 2.7%
Bouygues S.A.	1,836	72,911
European Aeronautic Defence and Space Co.	744	50,111

		123,022

Materials – 0.4%
ArcelorMittal	4,697	19,890

Utilities – 1.6%
ENGIE	3,997	70,919

Total France – 6.5%		$294,180
Germany
Health Care – 4.4%
Bayer AG	389	48,913
Fresenius Medical Care AG & Co. KGaA	675	56,986
Fresenius SE & Co. KGaA	1,278	91,590

		197,489

Industrials – 1.2%
Deutsche Post AG	1,885	53,181

Total Germany – 5.6%		$250,670
Hong Kong
Financials – 2.9%
AIA Group Ltd.	12,959	77,923
Cheung Kong (Holdings) Ltd.	3,991	53,868

		131,791

Total Hong Kong – 2.9%		$131,791
Ireland
Financials – 1.2%
Bank of Ireland (A)	141,927	52,441

Health Care – 1.4%
Shire Pharmaceuticals Group plc ADR	312	63,960

Materials – 2.8%
CRH plc	2,450	71,192
James Hardie Industries plc, Class C	4,415	56,204

		127,396

Total Ireland – 5.4%		$243,797

Israel
Health Care – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	1,795	117,838

Total Israel – 2.6%		$117,838
Italy
Financials – 1.3%
Banca Intesa S.p.A.	18,058	60,602

Total Italy – 1.3%		$60,602
Japan
Consumer Discretionary – 4.9%
Bridgestone Corp.	2,057	71,416
Honda Motor Co. Ltd.	3,310	107,682
Isuzu Motors Ltd.	1,596	17,448
Nissin Kogyo Co. Ltd.	1,784	26,119

		222,665

Energy – 1.1%
Inpex Corp.	5,126	50,556

Financials – 3.8%
Dai-ichi Mutual Life Insurance Co. (The)	4,126	69,862
Sumitomo Mitsui Financial Group, Inc.	1,285	49,246
Tokio Marine Holdings, Inc.	1,367	53,575

		172,683

Industrials – 4.5%
Komatsu Ltd.	3,693	61,207
Mitsubishi Electric Corp.	4,730	50,470
Mitsubishi Heavy Industries Ltd.	20,292	90,035

		201,712

Information Technology – 0.3%
Seiko Epson Corp.	953	14,833

Telecommunication Services – 3.0%
SoftBank Group Corp.	2,623	133,986

Total Japan – 17.6%		$796,435
Netherlands
Financials – 1.0%
ING Groep N.V., Certicaaten Van Aandelen	3,440	46,542

Total Netherlands – 1.0%		$46,542
South Africa
Consumer Discretionary – 0.5%
Naspers Ltd., Class N	179	24,524

Total South Africa – 0.5%		$24,524
South Korea
Information Technology – 1.1%
Samsung Electronics Co. Ltd.	45	48,527

Total South Korea – 1.1%		$48,527
Spain
Financials – 1.0%
CaixaBank S.A.	13,313	46,500

Health Care – 0.9%
Grifols S.A.	578	26,784
Grifols S.A. ADR	397	12,859

		39,643

Total Spain – 1.9%		$86,143
Sweden
Consumer Discretionary – 1.0%
Aktiebolaget Electrolux, Class B	1,802	43,809

Information Technology – 1.7%
Telefonaktiebolaget LM Ericsson ADR	999	9,601
Telefonaktiebolaget LM Ericsson, B Shares	6,812	66,413

		76,014

Materials – 2.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	3,118	91,035

Total Sweden – 4.7%		$210,858
Switzerland
Consumer Discretionary – 1.1%
Swatch Group Ltd. (The), Bearer Shares	141	49,264

Health Care – 2.4%
Novartis AG, Registered Shares	608	52,681
Roche Holdings AG, Genusscheine	191	52,681

		105,362

Industrials – 1.4%
Adecco S.A.	939	64,561

Materials – 0.2%
LafargeHolcim Ltd.	175	8,783

Total Switzerland – 5.1%		$227,970
United Kingdom
Consumer Discretionary – 3.7%
Carnival plc	473	26,980

Marks and Spencer Group plc	7,355	49,054
WPP Group plc	4,012	92,451

		168,485

Consumer Staples – 4.0%
Diageo plc	1,560	42,681
Diageo plc ADR	211	23,054
Imperial Tobacco Group plc	1,141	60,338
Unilever plc	1,284	55,398

		181,471

Energy – 2.3%
BG Group plc	3,431	49,815
BP plc	10,206	53,260

		103,075

Financials – 4.6%
Aviva plc	9,408	71,566
HSBC Holdings plc	8,269	65,856
Legal & General Group plc	17,844	70,447

		207,869

Health Care – 2.7%
Shire plc	704	48,744
Smith & Nephew plc	4,071	72,504

		121,248

Industrials – 2.2%
BAE Systems plc	13,392	98,633

Materials – 1.3%
Rio Tinto plc	1,479	43,169
Rio Tinto plc ADR	486	14,155

		57,324

Total United Kingdom – 20.8%		$938,105
United States
Consumer Discretionary – 0.9%
Carnival Corp.	738	40,179

Information Technology – 1.6%
Cognizant Technology Solutions Corp., Class A (A)	1,232	73,953

Total United States – 2.5%		$114,132

TOTAL COMMON STOCKS – 96.1%		$4,336,319
(Cost: $4,352,896)

SHORT–TERM SECURITIES	Principal
Commercial Paper (B) – 3.4%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.260%, 1–5–16	$10,000	10,000
Bemis Co., Inc.:
0.440%, 1–14–16	10,000	9,998
0.340%, 1–6–16	14,000	13,999

BorgWarner, Inc.:
0.610%, 1–11–16	10,000	9,998
0.340%, 1–6–16	6,500	6,499
Essilor International S.A.:
0.160%, 1–25–16	10,000	9,997
0.220%, 1–4–16	6,350	6,350
Exxon Mobil Corp.
0.300%, 1–11–16	5,500	5,500
Federal Home Loan Bank:
0.130%, 1–28–16	5,000	4,999
0.280%, 3–3–16	4,000	3,998
0.280%, 3–14–16	5,000	4,997
0.290%, 3–28–16	5,000	4,996
Intel Corp.
0.350%, 1–27–16	10,000	9,997
J.M. Smucker Co. (The)
0.290%, 1–4–16	2,000	2,000
John Deere Capital Corp.
0.170%, 1–6–16	5,000	5,000
Kellogg Co.
0.330%, 1–8–16	10,000	9,999
McCormick & Co., Inc.
0.290%, 1–4–16	5,860	5,860
Microsoft Corp.
0.190%, 1–6–16	5,250	5,250
Northern Illinois Gas Co.
0.300%, 1–20–16	8,000	7,998
PACCAR Financial Corp. (GTD by PACCAR, Inc.)
0.380%, 1–27–16	5,000	4,999
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The))
0.220%, 1–4–16	5,000	5,000
USAA Capital Corp.
0.300%, 1–6–16	3,000	3,000
W.W. Grainger, Inc.
0.360%, 2–9–16	5,000	4,998

		155,432

Master Note – 0.1%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (C)	2,653	2,653

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government)
0.300%, 1–7–16 (C)	1,777	1,777

TOTAL SHORT-TERM SECURITIES – 3.5%		$159,862
(Cost: $159,859)

TOTAL INVESTMENT SECURITIES – 99.6%		$4,496,181
(Cost: $4,512,755)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		16,509

NET ASSETS – 100.0%		$4,512,690

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	2,944,397	U.S. Dollar	450,593	3-8-16	Deutsche Bank AG	$6,628	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,336,319	$—	$—
Short-Term Securities	—	159,862	—
Total	$4,336,319	$159,862	$—
Forward Foreign Currency Contracts	$—	$6,628	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,512,755

Gross unrealized appreciation	264,140
Gross unrealized depreciation	(280,714)

Net unrealized depreciation	$(16,574)

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.2%
Limited Brands, Inc.	234	$22,441

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., Class A (A)	116	9,310

Automotive Retail – 2.2%
AutoZone, Inc. (A)	14	10,164
O’Reilly Automotive, Inc. (A)	118	30,005

		40,169

Cable & Satellite – 1.7%
Comcast Corp., Class A	562	31,708

Casinos & Gaming – 0.4%
Las Vegas Sands, Inc.	155	6,804

Footwear – 1.6%
NIKE, Inc., Class B	479	29,913

Home Improvement Retail – 4.3%
Home Depot, Inc. (The)	585	77,340

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc.	772	16,525

Internet Retail – 5.3%
Amazon.com, Inc. (A)	120	81,174
priceline.com, Inc. (A)	12	15,427

		96,601

Movies & Entertainment – 1.2%
Walt Disney Co. (The)	201	21,069

Restaurants – 3.7%
McDonalds Corp.	236	27,881
Starbucks Corp.	672	40,328

		68,209

Specialty Stores – 2.0%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	194	35,890

Total Consumer Discretionary – 25.0%		455,979
Consumer Staples
Tobacco – 1.1%
Philip Morris International, Inc.	217	19,086

Total Consumer Staples – 1.1%		19,086
Energy
Oil & Gas Exploration & Production – 0.9%
EOG Resources, Inc.	233	16,473

Total Energy – 0.9%		16,473
Financials
Investment Banking & Brokerage – 1.7%
Charles Schwab Corp. (The)	944	31,069

Specialized Finance – 1.5%
CME Group, Inc.	303	27,425

Total Financials – 3.2%		58,494
Health Care
Biotechnology – 11.8%
Alexion Pharmaceuticals, Inc. (A)	87	16,576
Biogen, Inc. (A)	99	30,333
Celgene Corp. (A)	708	84,814
Gilead Sciences, Inc.	581	58,832
Vertex Pharmaceuticals, Inc. (A)	191	24,008

		214,563

Health Care Equipment – 0.2%
DexCom, Inc. (A)	56	4,587

Health Care Facilities – 1.5%
HCA Holdings, Inc. (A)	393	26,592

Pharmaceuticals – 8.2%
Allergan plc (A)	219	68,460
Bristol–Myers Squibb Co.	776	53,401
Shire Pharmaceuticals Group plc ADR	138	28,249

		150,110

Total Health Care – 21.7%		395,852
Industrials
Aerospace & Defense – 2.8%
Boeing Co. (The)	197	28,484
Lockheed Martin Corp.	105	22,823

		51,307

Railroads – 3.4%
Canadian Pacific Railway Ltd.	284	36,187
Union Pacific Corp.	326	25,454

		61,641

Total Industrials – 6.2%		112,948
Information Technology
Application Software – 2.5%
Adobe Systems, Inc. (A)	478	44,931

Data Processing & Outsourced Services – 9.5%
Alliance Data Systems Corp. (A)	66	18,336
MasterCard, Inc., Class A	801	77,976
Visa, Inc., Class A	987	76,511

		172,823

Internet Software & Services – 10.2%
Alphabet, Inc., Class C (A)	56	42,613
Facebook, Inc., Class A (A)	595	62,283
Google, Inc., Class A (A)	70	54,305
LinkedIn Corp., Class A (A)	118	26,492

		185,693

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corp., Class A (A)	833	49,997

Semiconductor Equipment – 2.1%
Applied Materials, Inc.	526	9,822
Lam Research Corp.	370	29,394

		39,216

Semiconductors – 2.0%
NXP Semiconductors N.V. (A)	424	35,739

Systems Software – 3.1%
Microsoft Corp.	1,033	57,283

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	585	61,543

Total Information Technology – 35.5%		647,225
Materials
Diversified Chemicals – 1.0%
PPG Industries, Inc.	180	17,768

Total Materials – 1.0%		17,768
Telecommunication Services
Wireless Telecommunication Service – 1.8%
American Tower Corp., Class A	221	21,455
SBA Communications Corp. (A)	101	10,633

		32,088

Total Telecommunication Services – 1.8%		32,088

TOTAL COMMON STOCKS – 96.4%		$1,755,913
(Cost: $1,214,152)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.7%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.370%, 1–20–16	$8,000	7,998
0.380%, 1–28–16	5,000	4,998
Apple, Inc.,
0.350%, 2–1–16	5,000	4,998
Army & Air Force Exchange Service,
0.390%, 1–4–16	6,000	6,000
Diageo Capital plc (GTD by Diageo plc),
0.730%, 1–4–16	10,000	10,000
DTE Gas Co.,
0.430%, 1–19–16	5,000	4,999
Essilor International S.A.,
0.160%, 1–25–16	4,000	3,999
Exxon Mobil Corp.,
0.300%, 1–11–16	2,300	2,300
Federal Home Loan Bank:
0.280%, 3–2–16	5,000	4,998
0.280%, 3–3–16	4,000	3,998
IBM Credit Corp.,
0.370%, 3–21–16	5,000	4,996
Illinois Tool Works, Inc.,
0.300%, 1–4–16	3,000	3,000
Northern Illinois Gas Co.,
0.450%, 1–4–16	2,003	2,003
Siemens Capital Co. LLC (GTD by Siemens AG),
0.230%, 3–29–16	2,500	2,497

		66,784

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (C)	2,341	2,341

Municipal Obligations—0.0%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A–1 (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (C)	500	500

TOTAL SHORT–TERM SECURITIES – 3.8%		$69,625
(Cost: $69,621)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,825,538
(Cost: $1,283,773)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(3,933)

NET ASSETS – 100.0%		$1,821,605

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,755,913	$—	$—
Short–Term Securities	—	69,625	—
Total	$1,755,913	$69,625	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,283,773

Gross unrealized appreciation	563,653
Gross unrealized depreciation	(21,888)

Net unrealized appreciation	$541,765

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Apparel Retail – 1.1%
Limited Brands, Inc.,
8.500%, 6–15–19	$13,000	$15,113
TJX Cos., Inc. (The),
2.750%, 6–15–21	3,500	3,552

		18,665

Apparel, Accessories & Luxury Goods – 1.6%
Hanesbrands, Inc.,
6.375%, 12–15–20	17,102	17,700
LVMH Moet Hennessy - Louis Vuitton,
1.625%, 6–29–17 (A)	10,275	10,301

		28,001

Automobile Manufacturers – 2.0%
General Motors Co.,
4.875%, 10–2–23	10,500	10,738
Toyota Motor Credit Corp.:
2.000%, 9–15–16	13,250	13,357
2.000%, 10–24–18	5,125	5,155
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (A)	6,350	6,026

		35,276

Broadcasting – 0.2%
CBS Corp.,
7.625%, 1–15–16	3,500	3,505

Cable & Satellite – 1.4%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.875%, 10–1–19	3,900	4,354
5.200%, 3–15–20	3,000	3,250
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	4,058	4,180
Time Warner Cable, Inc.,
5.850%, 5–1–17	6,830	7,146
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,379

		23,309

Department Stores – 1.0%
Macy’s Retail Holdings, Inc.:
7.450%, 7–15–17	12,100	13,074
7.875%, 8–15–36	4,000	4,138

		17,212

General Merchandise Stores – 0.9%
Dollar General Corp.:
4.125%, 7–15–17	12,500	12,837
1.875%, 4–15–18	3,000	2,971

		15,808

Home Improvement Retail – 0.7%
Lowe’s Co., Inc.,
2.125%, 4–15–16	11,366	11,393

Internet Retail – 1.1%
Amazon.com, Inc.:
1.200%, 11–29–17	8,000	7,969
3.800%, 12–5–24	10,305	10,726

		18,695

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,525

Total Consumer Discretionary – 10.1%		174,389
Consumer Staples
Distillers & Vintners – 0.6%
Beam, Inc.,
1.750%, 6–15–18	10,000	9,850

Drug Retail – 1.0%
CVS Caremark Corp.,
2.250%, 12–5–18	11,000	11,055
CVS Health Corp.,
2.800%, 7–20–20	6,050	6,080

		17,135

Food Distributors – 0.3%
ConAgra Foods, Inc.:
1.300%, 1–25–16	2,940	2,941
5.819%, 6–15–17	2,500	2,637

		5,578

Packaged Foods & Meats – 1.7%
Hershey Co. (The),
1.600%, 8–21–18	8,860	8,861
Kraft Foods, Inc.,
4.125%, 2–9–16	12,000	12,031
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	9,450	9,457

		30,349

Soft Drinks – 0.3%
Bottling Group LLC,
5.125%, 1–15–19	4,059	4,447

Total Consumer Staples – 3.9%		67,359
Energy
Integrated Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,498

Oil & Gas Equipment & Services – 1.3%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	8,250	9,065
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.):
1.950%, 9–14–16 (A)	3,000	3,015
1.250%, 8–1–17 (A)	5,000	4,945
Schlumberger Norge A.S.,
1.250%, 8–1–17 (A)	2,435	2,412
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	3,000	3,014

		22,451

Oil & Gas Exploration & Production – 2.4%
BP Capital Markets plc,
1.674%, 2–13–18	13,500	13,486
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	4,000	3,660
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	6,006
EQT Corp.,
8.125%, 6–1–19	11,520	12,446
ONEOK Partners L.P.,
3.250%, 2–1–16	5,500	5,509

		41,107

Oil & Gas Storage & Transportation – 2.0%
El Paso Corp.,
7.000%, 6–15–17	12,550	12,928
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	7,000	7,178
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	14,500	14,053

		34,159

Total Energy – 5.9%		101,215
Financials
Asset Management & Custody Banks – 1.0%
Ares Capital Corp.,
3.875%, 1–15–20	16,515	16,769

Consumer Finance – 5.2%
American Express Co.,
7.000%, 3–19–18	10,000	11,090
American Express Credit Corp.,
1.300%, 7–29–16	5,320	5,330
American Honda Finance Corp.:
1.500%, 9–11–17 (A)	6,000	6,007
7.625%, 10–1–18 (A)	5,000	5,729
Capital One Bank USA N.A.,
2.150%, 11–21–18	2,650	2,627
Capital One Financial Corp.,
6.750%, 9–15–17	9,000	9,656
Capital One N.A.,
2.400%, 9–5–19	6,000	5,937
Caterpillar Financial Services Corp.,
1.000%, 11–25–16	2,000	2,001
Discover Financial Services,
3.950%, 11–6–24	15,350	15,138
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	2,450	2,433
5.000%, 5–15–18	10,000	10,481
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	4,500	4,516
Hyundai Capital America:
1.875%, 8–9–16 (A)	4,000	4,005
2.875%, 8–9–18 (A)	5,525	5,584

		90,534

Diversified Banks – 4.1%
Bank of America Corp.,
5.650%, 5–1–18	6,000	6,452
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	12,792
HSBC Bank plc,
3.100%, 5–24–16 (A)	6,000	6,051
Huntington National Bank,
2.200%, 11–6–18	4,000	3,989
KeyCorp.,
2.900%, 9–15–20	12,000	11,960
U.S. Bancorp,
2.200%, 11–15–16	10,000	10,096
Wachovia Corp.,
5.750%, 2–1–18	13,500	14,581
Wells Fargo & Co.,
2.125%, 4–22–19	4,425	4,428

		70,349

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The):
5.750%, 10–1–16	3,100	3,197
2.750%, 9–15–20	3,200	3,199
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	11,000	11,783
Morgan Stanley,
5.950%, 12–28–17	12,600	13,549

		31,728

Life & Health Insurance – 2.7%
Aflac, Inc.,
3.625%, 11–15–24	8,546	8,698
Athene Global Funding,
2.875%, 10–23–18 (A)	4,000	3,935
MetLife, Inc.,
6.817%, 8–15–18	12,035	13,553
New York Life Global Funding,
1.550%, 11–2–18 (A)	6,500	6,448
Principal Life Global Funding II,
2.625%, 11–19–20(A)	14,500	14,468

		47,102

Other Diversified Financial Services – 4.2%
Citigroup, Inc.:
1.300%, 11–15–16	5,215	5,202
2.550%, 4–8–19	6,662	6,706
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	12,889
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	5,000	5,018
JPMorgan Chase & Co.,
6.000%, 1–15–18	16,500	17,822
TIAA Asset Management Finance Co. LLC,
2.950%, 11–1–19 (A)	10,000	10,024
USAA Capital Corp.,
2.450%, 8–1–20 (A)	13,865	13,861

		71,522

Property & Casualty Insurance – 1.1%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	5,500	5,463
Berkshire Hathaway, Inc.:
2.200%, 8–15–16	2,650	2,672
1.900%, 1–31–17	4,000	4,035
2.100%, 8–14–19	7,375	7,422

		19,592

Regional Banks – 1.0%
PNC Bank N.A.:
1.300%, 10–3–16	2,000	2,004
2.400%, 10–18–19	5,500	5,522
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	9,715

		17,241

Specialized REITs – 0.2%
Crown Castle International Corp.,
5.250%, 1–15–23	2,745	2,886

Total Financials–21.3%		367,723
Health Care
Biotechnology – 0.4%
Amgen, Inc.:
2.125%, 5–15–17	5,500	5,533
1.250%, 5–22–17	1,950	1,943

		7,476

Health Care Equipment – 1.1%
Stryker Corp.,
2.000%, 9–30–16	18,110	18,248

Health Care Services – 0.4%
Quest Diagnostics, Inc.,
3.200%, 4–1–16	6,966	6,998

Health Care Supplies – 2.2%
Cardinal Health, Inc.,
3.500%, 11–15–24	10,700	10,718
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	11,920
DENTSPLY International, Inc.,
2.750%, 8–15–16	4,000	4,030
Medtronic, Inc.,
3.500%, 3–15–25	11,752	11,891

		38,559

Pharmaceuticals – 1.2%
AbbVie, Inc.,
2.500%, 5–14–20	5,000	4,951
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	6,750	6,758
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,898
Mylan, Inc.,
1.350%, 11–29–16	4,291	4,255

		20,862

Total Health Care–5.3%		92,143
Industrials
Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc.,
3.850%, 12–15–25 (A)	5,500	5,448
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (A)	13,868	14,076

		19,524

Airlines – 0.6%
Southwest Airlines Co.:
5.125%, 3–1–17	5,000	5,197
2.650%, 11–5–20	6,000	5,972

		11,169

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	15,218
Waste Management, Inc.:
6.100%, 3–15–18	10,000	10,902
4.750%, 6–30–20	1,675	1,816
7.100%, 8–1–26	2,450	3,102

		31,038

Industrial Conglomerates – 1.1%
General Electric Capital Corp.,
5.012%, 1–1–24	17,129	18,166

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	9,249	9,434

Trucking – 1.0%
Penske Truck Leasing Co. L.P.,
2.500%, 3–15–16 (A)	6,000	6,010
Penske Truck Leasing Co. L.P. and PTL Finance Corp.,
3.750%, 5–11–17 (A)	10,350	10,559

		16,569

Total Industrials–6.1%		105,900
Information Technology
Data Processing & Outsourced Services – 2.0%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,666
6.375%, 4–1–20 (A)	6,000	6,060
5.375%, 8–1–22 (A)	4,338	4,132
Visa, Inc.,
2.800%, 12–14–22	17,500	17,531

		34,389

Electronic Equipment & Instruments – 0.4%
Xerox Corp.,
6.350%, 5–15–18	6,175	6,602

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc.,
7.750%, 7–15–16	12,676	12,993

Semiconductors – 0.2%
Intel Corp.,
2.450%, 7–29–20	4,000	4,048

Systems Software – 1.6%
CA, Inc.,
5.375%, 12–1–19	5,000	5,397
Microsoft Corp.,
2.000%, 11–3–20	16,000	16,006
Oracle Corp.,
2.950%, 5–15–25	6,325	6,175

		27,578

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.,
1.550%, 2–7–20	14,000	13,772

Total Information Technology–5.7%		99,382
Materials
Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.250%, 11–15–20	7,049	7,382

Metal & Glass Containers – 0.6%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	9,000	9,244

Specialty Chemicals – 0.8%
Methanex Corp.,
3.250%, 12–15–19	14,669	14,000

Total Materials–1.8%		30,626

Telecommunication Services
Integrated Telecommunication Services – 2.2%
AT&T, Inc.,
2.950%, 5–15–16	6,715	6,756
CC Holdings GS V LLC,
2.381%, 12–15–17	8,335	8,344
SBA Tower Trust,
2.240%, 4–16–18 (A)	6,720	6,588
Verizon Communications, Inc.,
6.350%, 4–1–19	14,000	15,752

		37,440

Wireless Telecommunication Service – 1.1%
American Tower Corp.,
5.900%, 11–1–21	14,500	16,153
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,000	3,946

		20,099

Total Telecommunication Services – 3.3%		57,539
Utilities
Electric Utilities – 0.9%
Kansas City Power & Light Co.,
7.150%, 4–1–19	13,555	15,623

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	12,175
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	5,850	5,790

		17,965

Total Utilities – 1.9%		33,588

TOTAL CORPORATE DEBT SECURITIES – 65.3%		$1,129,864
(Cost: $1,130,983)

MORTGAGE-BACKED SECURITIES
Other – 0.2%
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B,
2.347%, 7–15–30 (A)(B)	3,942	3,887

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$3,887
(Cost: $3,903)

MUNICIPAL BONDS – TAXABLE
California – 0.4%
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	7,615	7,622

Hawaii – 0.2%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A,
3.335%, 8–1–16	2,600	2,638

TOTAL MUNICIPAL BONDS - TAXABLE – 0.6%		$10,260
(Cost: $10,229)

OTHER GOVERNMENT SECURITIES (C)
Turks and Caicos Islands – 0.7%
Turks and Caicos Islands (GTD by UK Government),
3.200%, 2–22–16 (A)	12,000	12,034

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$12,034
(Cost: $12,044)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.0%
Federal Home Loan Bank,
4.780%, 1–25–17	884	908

Mortgage-Backed Obligations – 15.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
3.548%, 2–25–22 (A)(B)	4,000	3,777
4.000%, 6–15–26	12,740	13,597
4.500%, 5–15–32	425	428
5.000%, 12–15–34	568	625
4.881%, 7–25–44 (A)(B)	5,870	6,124
4.161%, 9–25–44 (A)(B)	8,200	8,411
4.349%, 12–25–44 (A)(B)	8,000	8,293
3.754%, 2–25–45 (A)(B)	3,500	3,564
4.595%, 11–25–46 (A)(B)	8,000	8,466
5.160%, 2–25–47 (A)(B)	5,120	5,487

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.300%, 8–24–18	5,850	5,852
5.500%, 4–1–20	523	554
3.000%, 8–1–28	12,134	12,492
3.000%, 9–1–28	11,853	12,191
3.000%, 1–1–33	7,781	7,935
3.000%, 5–15–44	3,876	3,985
4.286%, 7–25–48 (A)(B)	5,200	5,355
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	931	959
2.000%, 4–25–39	10,164	9,922
2.500%, 11–25–45	19,413	19,598
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	909	928
0.875%, 10–26–17	15,000	14,935
4.514%, 12–1–19	11,089	11,995
4.674%, 7–1–20	12,506	13,562
4.381%, 6–1–21	14,499	15,811
5.500%, 10–1–21	2,046	2,178
5.450%, 10–18–21	8,028	8,289
5.500%, 2–1–22	1,106	1,183
6.000%, 7–1–22	779	851
3.500%, 8–1–26	6,233	6,561
2.375%, 4–25–28	15,250	15,250
3.000%, 7–1–28	11,475	11,784
2.000%, 12–25–42	2,819	2,839
2.500%, 7–25–45	3,945	3,963
2.500%, 9–25–45	6,219	6,242
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	9,549	9,324
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	11,111	11,476

		274,786

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.9%		$275,694
(Cost: $277,689)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 11.6%
U.S. Treasury Notes:
1.750%, 5–31–16	13,000	13,070
1.500%, 7–31–16	15,000	15,077
0.625%, 9–30–17	100,000	99,313
2.750%, 2–28–18	35,000	36,212
1.375%, 8–31–20	20,000	19,684
2.000%, 8–15–25	17,000	16,575

		199,931

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.6%		$199,931
(Cost: $200,879)

SHORT-TERM SECURITIES
Commercial Paper (D) – 4.8%
Abbott Laboratories,
0.250%, 1–26–16	5,000	4,999
Air Products and Chemicals, Inc.,
0.380%, 1–27–16	5,000	4,999
Army & Air Force Exchange Service,
0.210%, 1–26–16	8,000	7,998
BMW U.S. Capital LLC (GTD by BMW AG),
0.380%, 1–27–16	5,000	4,999
Corporacion Andina de Fomento,
0.250%, 1–4–16	4,000	4,000
Federal Home Loan Bank:
0.280%, 3–2–16	5,000	4,997
0.280%, 3–10–16	5,000	4,997
0.280%, 3–15–16	10,000	9,994
Intel Corp.,
0.210%, 2–25–16	3,000	2,998
J.M. Smucker Co. (The),
0.290%, 1–4–16	2,000	2,000
McCormick & Co., Inc.,
0.290%, 1–4–16	2,799	2,799
NBCUniversal Enterprise, Inc.,
0.450%, 1–5–16	15,000	14,999
Northern Illinois Gas Co.,
0.450%, 1–5–16	5,000	5,000
United Parcel Service, Inc.,
0.290%, 2–1–16	4,500	4,499
Virginia Electric and Power Co.,
0.530%, 1–8–16	5,000	4,999

		84,277

Master Note–0.1%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (E)	1,450	1,450

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.300%, 1–6–16 (E)	1,130	1,130

TOTAL SHORT-TERM SECURITIES – 5.0%		$86,857
(Cost: $86,855)

TOTAL INVESTMENT SECURITIES – 99.3%		$1,718,527
(Cost: $1,722,582)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		11,423

NET ASSETS – 100.0%		$1,729,950

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $253,386 or 14.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Rate shown is the yield to maturity at December 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,129,864	$—
Mortgage-Backed Securities	—	3,887	—
Municipal Bonds	—	10,260	—
Other Government Securities	—	12,034	—
United States Government Agency Obligations	—	275,694	—
United States Government Obligations	—	199,931	—
Short-Term Securities	—	86,857	—
Total	$—	$1,718,527	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO	= Collateralized Mortgage Obligation

GTD	= Guaranteed

REMIC	= Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,722,582

Gross unrealized appreciation	7,117
Gross unrealized depreciation	(11,172)

Net unrealized depreciation	$(4,055)

SCHEDULE OF INVESTMENTS
Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	1,444	$19,960
Ivy European Opportunities Fund, Class I	1,482	42,126
Ivy Global Growth Fund, Class I	1,316	54,371
Ivy Global Income Allocation Fund, Class I	2,261	31,700
Ivy International Core Equity Fund, Class I	3,739	62,696

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$210,853
(Cost: $174,645)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (A)	$360	360

TOTAL SHORT-TERM SECURITIES – 0.2%		$360
(Cost: $360)

TOTAL INVESTMENT SECURITIES – 100.0%		$211,213
(Cost: $175,005)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(99)

NET ASSETS – 100.0%		$211,114

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$210,853	$—	$—
Short-Term Securities	—	360	—
Total	$210,853	$360	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$175,005

Gross unrealized appreciation	36,208
Gross unrealized depreciation	—

Net unrealized appreciation	$36,208

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 0.5%
Boot Barn Holdings, Inc. (A)	69	$849

Auto Parts & Equipment – 1.7%
Motorcar Parts of America, Inc. (A)	92	3,094

Broadcasting – 1.4%
Entravision Communications Corp.	337	2,599

Education Services – 1.5%
2U, Inc. (A)	102	2,846

Home Improvement Retail – 3.3%
Tile Shop Holdings, Inc. (A)	369	6,048

Homebuilding – 1.2%
M/I Homes, Inc. (A)	104	2,282

Leisure Products – 2.4%
Nautilus Group, Inc. (The) (A)	263	4,404

Movies & Entertainment – 2.6%
Rentrak Corp. (A)	102	4,848

Restaurants – 5.2%
Dave & Buster’s Entertainment, Inc. (A)	70	2,926
Kona Grill, Inc. (A)	210	3,326
Potbelly Corp. (A)	290	3,390

		9,642

Specialty Stores – 3.4%
Container Store Group, Inc. (The) (A)	212	1,734
Sportsman’s Warehouse Holdings, Inc. (A)	349	4,508

		6,242

Total Consumer Discretionary – 23.2%		42,854
Consumer Staples
Packaged Foods & Meats – 0.8%
Inventure Foods, Inc. (A)	206	1,461

Personal Products – 1.5%
Inter Parfums, Inc.	117	2,796

Total Consumer Staples – 2.3%		4,257
Energy
Oil & Gas Equipment & Services – 2.3%
Natural Gas Services Group, Inc. (A)	97	2,162
RigNet, Inc. (A)	97	2,007

		4,169

Total Energy – 2.3%		4,169
Financials
Asset Management & Custody Banks – 2.3%
Actua Corp. (A)	126	1,445
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147	2,779

		4,224

Investment Banking & Brokerage – 0.9%
Marcus & Millichap, Inc. (A)	59	1,725

Total Financials – 3.2%		5,949
Health Care
Biotechnology – 6.1%
Enanta Pharmaceuticals, Inc. (A)	84	2,774
Natera, Inc. (A)	137	1,484
NewLink Genetics Corp. (A)	42	1,510
Repligen Corp. (A)	66	1,875
Retrophin, Inc. (A)	117	2,266
Synergy Pharmaceuticals, Inc. (A)	224	1,270

		11,179

Health Care Equipment – 4.3%
Avinger, Inc. (A)	147	3,344
K2M Group Holdings, Inc. (A)	124	2,456
Oxford Immunotec Global plc (A)	188	2,163

		7,963

Health Care Facilities – 1.6%
Surgical Care Affiliates, Inc. (A)	75	2,978

Health Care Services – 1.3%
Adeptus Health, Inc., Class A (A)	43	2,348

Health Care Supplies – 3.8%
Endologix, Inc. (A)	303	2,998
ICU Medical, Inc. (A)	36	4,004

		7,002

Health Care Technology – 5.0%
Evolent Health, Inc., Class A (A)	100	1,208
Imprivata, Inc. (A)	292	3,297
Omnicell, Inc. (A)	83	2,587
Press Ganey Holdings, Inc. (A)	70	2,215

		9,307

Pharmaceuticals – 6.5%
Aerie Pharmaceuticals, Inc. (A)	140	3,416
Intersect ENT, Inc. (A)	215	4,842
Intra-Cellular Therapies, Inc. (A)	69	3,733

		11,991

Total Health Care – 28.6%		52,768
Industrials
Building Products – 1.5%
PGT, Inc. (A)	242	2,758

Construction & Engineering – 1.9%
MYR Group, Inc. (A)	171	3,533

Electrical Components & Equipment – 1.3%
Thermon Group Holdings, Inc. (A)	143	2,421

Heavy Electrical Equipment – 0.7%
Power Solutions International, Inc. (A)	68	1,237

Total Industrials – 5.4%		9,949
Information Technology
Application Software – 3.0%
Globant S.A. (A)	20	747
Zix Corp. (A)	947	4,809

		5,556

Communications Equipment – 1.3%
Ruckus Wireless, Inc. (A)	216	2,318

Electronic Manufacturing Services – 0.4%
Mercury Computer Systems, Inc. (A)	41	753

Internet Software & Services – 10.8%
Amber Road, Inc. (A)	118	599
Cornerstone OnDemand, Inc. (A)	127	4,378
Internap Network Services Corp. (A)	438	2,805
LogMeIn, Inc. (A)	76	5,080
Q2 Holdings, Inc. (A)	131	3,452
SPS Commerce, Inc. (A)	52	3,637

		19,951

Semiconductor Equipment – 1.2%
PDF Solutions, Inc. (A)	196	2,123

Semiconductors – 1.9%
NVE Corp.	63	3,551

Systems Software – 1.8%
Barracuda Networks, Inc. (A)	178	3,332

Total Information Technology – 20.4%		37,584
Materials
Diversified Metals & Mining – 0.4%
Horsehead Holding Corp. (A)	358	733

Specialty Chemicals – 2.0%
Flotek Industries, Inc. (A)	315	3,604

Total Materials – 2.4%		4,337
Telecommunication Services
Alternative Carriers – 3.4%
8x8, Inc. (A)	545	6,235

Integrated Telecommunication Services – 1.4%
GTT Communications, Inc. (A)	153	2,612

Wireless Telecommunication Service – 1.4%
RingCentral, Inc., Class A (A)	110	2,596

Total Telecommunication Services – 6.2%		11,443

TOTAL COMMON STOCKS – 94.0%		$173,310
(Cost: $162,959)

SHORT–TERM SECURITIES	Principal
Commercial Paper (B) – 4.4%
Air Products and Chemicals, Inc.,
0.380%, 1–27–16	$3,000	2,999
Army & Air Force Exchange Service,
0.390%, 1–4–16	3,135	3,135
J.M. Smucker Co. (The),
0.290%, 1–4–16	2,000	2,000

		8,134

Master Note – 1.7%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (C)	3,116	3,116

TOTAL SHORT–TERM SECURITIES – 6.1%		$11,250
(Cost: $11,250)

TOTAL INVESTMENT SECURITIES – 100.1%		$184,560
(Cost: $174,209)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(129)

NET ASSETS – 100.0%		$184,431

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2015.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$173,310	$—	$—
Short–Term Securities	—	11,250	—
Total	$173,310	$11,250	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$174,209

Gross unrealized appreciation	30,916
Gross unrealized depreciation	(20,565)

Net unrealized appreciation	$10,351

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.0%
DSW, Inc., Class A	1,648	$39,312

Apparel, Accessories & Luxury Goods – 4.3%
Burberry Group plc (A)	2,211	38,954
Kate Spade & Co. (B)	1,889	33,575
Polo Ralph Lauren Corp. (C)	553	61,610
Under Armour, Inc., Class A (B)	414	33,400

		167,539

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	1,391	60,137

Homebuilding – 1.6%
D.R. Horton, Inc.	1,934	61,950

Homefurnishing Retail – 2.6%
Bed Bath & Beyond, Inc. (B)	1,070	51,637
Williams-Sonoma, Inc.	809	47,277

		98,914

Internet Retail – 1.3%
TripAdvisor, Inc. (B)	576	49,109

Leisure Products – 3.5%
Mattel, Inc.	2,554	69,382
Polaris Industries, Inc.	785	67,438

		136,820

Restaurants – 1.5%
Dunkin’ Brands Group, Inc. (C)	1,344	57,245

Specialty Stores – 3.0%
Tiffany & Co.	803	61,276
Tractor Supply Co.	639	54,617

		115,893

Total Consumer Discretionary – 20.4%		786,919
Consumer Staples
Distillers & Vintners – 0.6%
Brown-Forman Corp., Class B	212	21,028

Food Retail – 1.5%
Whole Foods Market, Inc.	1,774	59,436

Packaged Foods & Meats – 4.6%
Blue Buffalo Pet Products, Inc. (B)	1,569	29,353
Hain Celestial Group, Inc. (The) (B)	1,464	59,125
Mead Johnson Nutrition Co. (C)	1,118	88,240

		176,718

Total Consumer Staples – 6.7%		257,182
Energy
Oil & Gas Exploration & Production – 3.7%
Cabot Oil & Gas Corp.	1,807	31,962
Cimarex Energy Co.	386	34,517
Continental Resources, Inc. (B)	1,728	39,707
Noble Energy, Inc.	1,137	37,454

		143,640

Total Energy – 3.7%		143,640
Financials
Asset Management & Custody Banks – 3.9%
Northern Trust Corp.	1,568	113,023
Oaktree Capital Group LLC	784	37,415

		150,438

Regional Banks – 5.2%
First Republic Bank	1,210	79,943
Signature Bank (B)	612	93,819
UMB Financial Corp.	634	29,494

		203,256

Specialized Finance – 2.6%
CME Group, Inc.	1,102	99,820

Total Financials – 11.7%		453,514
Health Care
Biotechnology – 5.3%
ACADIA Pharmaceuticals, Inc. (B)	743	26,484
Alkermes plc (B)	1,063	84,391
BioMarin Pharmaceutical, Inc. (B)	576	60,339
Medivation, Inc. (B)	708	34,222

		205,436

Health Care Distributors – 1.5%
Henry Schein, Inc. (B)	366	57,920

Health Care Equipment – 3.2%
Edwards Lifesciences Corp. (B)	64	5,059
Intuitive Surgical, Inc. (B)	218	118,806

		123,865

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc. (B)	576	35,964

Health Care Services – 2.2%
Diplomat Pharmacy, Inc. (B)	704	24,102
Laboratory Corp. of America Holdings (B)	480	59,290

		83,392

Health Care Supplies – 1.5%
Align Technology, Inc. (B)	894	58,864

Health Care Technology – 1.0%
Cerner Corp. (B)(C)	636	38,271

Pharmaceuticals – 3.1%
Zoetis, Inc.	2,470	118,364

Total Health Care – 18.7%		722,076
Industrials
Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	1,613	72,755

Building Products – 2.6%
Fortune Brands Home & Security, Inc. (C)	1,833	101,708

Electrical Components & Equipment – 0.6%
Generac Holdings, Inc. (B)	752	22,385

Industrial Machinery – 1.9%
IDEX Corp.	603	46,167
Woodward, Inc.	516	25,635

		71,802

Research & Consulting Services – 6.1%
CoStar Group, Inc. (B)(D)	489	101,160
Towers Watson & Co., Class A	578	74,301
Verisk Analytics, Inc., Class A (B)	804	61,798

		237,259

Trading Companies & Distributors – 2.8%
Fastenal Co.	2,667	108,862

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	605	44,417

Total Industrials – 17.1%		659,188
Information Technology
Application Software – 2.4%
ANSYS, Inc. (B)	639	59,142
Ellie Mae, Inc. (B)	305	18,363
Guidewire Software, Inc. (B)	231	13,910

		91,415

Communications Equipment – 1.0%
F5 Networks, Inc. (B)	382	37,058

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp. (B)	201	55,646

Electronic Manufacturing Services – 0.4%
Trimble Navigation Ltd. (B)	708	15,194

Home Entertainment Software – 3.1%
Electronic Arts, Inc. (B)(C)	1,746	119,974

Internet Software & Services – 2.9%
GrubHub, Inc. (B)	1,652	39,979
Pandora Media, Inc. (B)	5,441	72,969

		112,948

IT Consulting & Other Services – 0.9%
Teradata Corp. (B)	1,330	35,137

Semiconductors – 2.5%
Microchip Technology, Inc.	2,109	98,138

Systems Software – 3.4%
Red Hat, Inc. (B)	600	49,656
ServiceNow, Inc. (B)	936	81,060

		130,716

Total Information Technology – 18.0%		696,226

Materials
Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	719	46,401

Specialty Chemicals – 1.9%
Valspar Corp. (The)	886	73,485

Total Materials – 3.1%		119,886

TOTAL COMMON STOCKS – 99.4%		$3,838,631
(Cost: $3,513,715)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 0.4%
BMW U.S. Capital LLC (GTD by BMW AG),
0.380%, 1–27–16	$3,000	2,999
Essilor International S.A.,
0.160%, 1–25–16	5,000	4,998
McCormick & Co., Inc.,
0.290%, 1–4–16	4,000	4,000
Northern Illinois Gas Co.,
0.450%, 1–4–16	2,001	2,001

		13,998

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (F)	441	441

TOTAL SHORT-TERM SECURITIES – 0.4%		$14,439
(Cost: $14,439)

TOTAL INVESTMENT SECURITIES – 99.8%		$3,853,070
(Cost: $3,528,154)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		7,598

NET ASSETS – 100.0%		$3,860,668

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $4,296 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $4,134 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at December 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	2,887	January 2016	$85.00	$12,071	$(2,541)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,838,631	$—	$—
Short-Term Securities	—	14,439	—
Total	$3,838,631	$14,439	$—
Liabilities
Written Options	$—	$2,541	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD	= Guaranteed

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,528,154

Gross unrealized appreciation	743,324
Gross unrealized depreciation	(418,408)

Net unrealized appreciation	$324,916

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.8%
Limited Brands, Inc.	27	$2,620

Home Furnishings – 2.7%
Leggett & Platt, Inc.	61	2,551

Leisure Products – 2.9%
Mattel, Inc.	103	2,809

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	79	2,657

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.	21	2,601

Total Consumer Discretionary – 14.0%		13,238
Consumer Staples
Household Products – 2.8%
Clorox Co. (The)	21	2,651

Packaged Foods & Meats – 5.5%
Kellogg Co.	37	2,647
McCormick & Co., Inc.	30	2,568

		5,215

Total Consumer Staples – 8.3%		7,866
Energy
Oil & Gas Drilling – 2.9%
Helmerich & Payne, Inc.	52	2,764

Oil & Gas Storage & Transportation – 5.7%
Plains All American Pipeline L.P.	123	2,833
Targa Resources Partners L.P.	152	2,515

		5,348

Total Energy – 8.6%		8,112
Financials
Asset Management & Custody Banks – 2.8%
Artisan Partners Asset Management, Inc.	74	2,671

Insurance Brokers – 2.7%
Arthur J. Gallagher & Co.	62	2,530

Regional Banks – 8.4%
BankUnited, Inc.	73	2,641
Glacier Bancorp, Inc.	101	2,669
Umpqua Holdings Corp.	162	2,571

		7,881

Total Financials – 13.9%		13,082
Health Care
Health Care Equipment – 2.7%
Becton Dickinson & Co.	17	2,576

Health Care Facilities – 2.7%
HealthSouth Corp.	74	2,588

Health Care Supplies – 3.0%
Cardinal Health, Inc.	31	2,724

Total Health Care – 8.4%		7,888
Industrials
Air Freight & Logistics – 2.9%
C.H. Robinson Worldwide, Inc.	44	2,734

Commercial Printing – 3.0%
Corrections Corp. of America	108	2,873

Diversified Support Services – 2.7%
KAR Auction Services, Inc.	70	2,585

Environmental & Facilities Services – 2.8%
Republic Services, Inc., Class A	61	2,672

Office Services & Supplies – 5.5%
Avery Dennison Corp.	42	2,629
HNI Corp.	67	2,420

		5,049

Total Industrials – 16.9%		15,913
Information Technology
Communications Equipment – 3.0%
Harris Corp.	32	2,783

Data Processing & Outsourced Services – 5.7%
Broadridge Financial Solutions, Inc.	51	2,729
Paychex, Inc.	50	2,665

		5,394

Semiconductors – 8.6%
Maxim Integrated Products, Inc.	72	2,733
Microchip Technology, Inc.	59	2,730
Xilinx, Inc.	56	2,620

		8,083

Total Information Technology – 17.3%		16,260
Materials
Fertilizers & Agricultural Chemicals – 2.7%
Scotts Miracle-Gro Co. (The)	39	2,526

Paper Packaging – 2.7%
Sonoco Products Co.	64	2,632

Specialty Chemicals – 2.8%
RPM International, Inc.	59	2,595

Total Materials – 8.2%		7,753
Utilities
Water Utilities – 2.8%
American Water Works Co., Inc.	44	2,651

Total Utilities – 2.8%		2,651

TOTAL COMMON STOCKS – 98.4%		$92,763
(Cost: $93,716)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (A)	$1,064	1,064

TOTAL SHORT-TERM SECURITIES – 1.1%		$1,064
(Cost: $1,064)

TOTAL INVESTMENT SECURITIES – 99.5%		$93,827
(Cost: $94,780)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		438

NET ASSETS – 100.0%		$94,265

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$92,763	$—	$—
Short-Term Securities	—	1,064	—
Total	$92,763	$1,064	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$94,780

Gross unrealized appreciation	5,396
Gross unrealized depreciation	(6,349)

Net unrealized depreciation	$(953)

SCHEDULE OF INVESTMENTS
Ivy Money Market Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.431%, 1–4–16 (A)	$250	$250
0.260%, 1–19–16	1,375	1,375
0.613%, 1–24–16 (A)	2,500	2,500
0.582%, 1–26–16 (A)	1,000	1,000
0.632%, 1–27–16 (A)	4,600	4,600
Bank of America N.A.,
0.350%, 3–1–16	2,000	2,000
Bank of Nova Scotia (The),
0.525%, 1–16–16 (A)	2,000	2,000
BMO Harris Bank N.A.:
0.599%, 1–7–16 (A)	2,500	2,500
0.486%, 1–10–16 (A)	4,170	4,170
Toyota Motor Credit Corp.,
0.660%, 1–18–16 (A)	3,500	3,500

Total Certificate Of Deposit – 10.9%		23,895
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.230%, 1–4–16	2,300	2,300
Army & Air Force Exchange Service,
0.210%, 1–26–16	1,400	1,400
Campbell Soup Co.,
0.400%, 1–4–16	873	873
Corporacion Andina de Fomento:
0.250%, 1–4–16	3,000	3,000
0.230%, 1–8–16	2,100	2,100
0.220%, 1–21–16	2,100	2,099
0.220%, 3–7–16	2,500	2,498
Emerson Electric Co.,
0.270%, 1–13–16	1,000	1,000
Essilor International S.A.,
0.160%, 1–25–16	2,000	1,999
Federal Home Loan Bank:
0.430%, 2–23–16	5,800	5,796
0.290%, 3–24–16	2,000	1,998
Intel Corp.,
0.210%, 2–25–16	1,000	999
J.M. Smucker Co. (The),
0.290%, 1–4–16	800	800
John Deere Capital Corp.,
0.170%, 1–6–16	1,853	1,853
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.170%, 1–19–16	2,500	2,499
0.440%, 1–20–16	875	875
0.550%, 2–9–16	1,000	999
Johnson & Johnson,
0.400%, 1–13–16	2,000	2,000
L Air Liquide S.A.:
0.280%, 1–5–16	1,500	1,500
0.325%, 2–3–16	3,000	2,999
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.280%, 1–5–16	3,000	3,000
0.400%, 2–5–16	3,900	3,898
0.210%, 2–19–16	1,800	1,799
Microsoft Corp.:
0.190%, 1–6–16	625	625
0.240%, 1–20–16	470	470
National Oilwell Varco, Inc.,
0.280%, 1–4–16	4,000	4,000
Northern Illinois Gas Co.:
0.450%, 1–12–16	2,750	2,750
0.450%, 1–15–16	3,515	3,514
0.300%, 1–20–16	3,500	3,499
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.450%, 2–12–16	1,100	1,099
Pfizer, Inc.,
0.220%, 2–11–16	1,000	1,000
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.300%, 1–15–16	5,881	5,880
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.530%, 1–15–16	1,435	1,435
Siemens Capital Co. LLC (GTD by Siemens AG),
0.230%, 3–29–16	1,500	1,498
USAA Capital Corp.,
0.300%, 1–6–16	1,500	1,500
Wisconsin Electric Power Co.,
0.630%, 1–4–16	500	500
Wisconsin Gas LLC:
0.160%, 1–5–16	8,185	8,185
0.650%, 1–8–16	2,000	2,000

Total Commercial Paper – 39.4%		86,239

Master Note
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (A)	4,233	4,233

Total Master Note – 1.9%		4,233
Notes
American Honda Finance Corp.,
0.341%, 1–11–16 (A)	1,600	1,600
Bank of Nova Scotia (The):
0.343%, 1–5–16 (A)	1,500	1,500
0.841%, 1–17–16 (A)	1,500	1,504
0.816%, 3–22–16 (A)	900	901
BMO Harris Bank N.A.,
0.810%, 1–18–16 (A)	3,000	3,000
GE Capital International Funding Co.,
0.964%, 4–15–16	6,840	6,847
General Electric Capital Corp.:
0.518%, 1–8–16 (A)	1,846	1,846
1.144%, 2–8–16 (A)	400	400
JPMorgan Chase Bank N.A.:
0.480%, 1–22–16 (A)	1,250	1,250
0.612%, 3–7–16 (A)	3,550	3,550
PepsiCo, Inc.,
0.617%, 2–26–16 (A)	550	550
Rabobank Nederland,
0.454%, 3–1–16 (A)	1,000	1,000
Royal Bank of Canada,
0.443%, 3–12–16 (A)	1,000	999
Toyota Motor Credit Corp.,
0.331%, 1–14–16 (A)	1,500	1,500
Wells Fargo Bank N.A.:
0.407%, 1–20–16 (A)	1,600	1,600
0.602%, 1–20–16 (A)	2,000	2,000
0.607%, 3–10–16 (A)	1,500	1,500
0.632%, 3–15–16 (A)	1,800	1,800

Total Notes – 15.3%		33,347

TOTAL CORPORATE OBLIGATIONS – 67.5%		$147,714
(Cost: $147,714)

MUNICIPAL OBLIGATIONS
California – 1.2%
CA GO Notes, Ser B–6 (Taxable), (GTD by Bank of America N.A.),
0.250%, 1–14–16	937	937
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.030%, 1–7–16 (A)	700	700
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.330%, 1–27–16	1,000	1,000

		2,637

Colorado – 1.7%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.040%, 1–7–16 (A)	720	720
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (A)	2,700	2,700
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.250%, 1–7–16 (A)	250	250

		3,670

Georgia – 2.0%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank N.A.),
0.250%, 1–14–16	3,150	3,150
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.220%, 1–6–16	1,200	1,200

		4,350

Kansas – 0.9%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (A)	2,040	2,040

Louisiana – 1.8%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	2,911	2,911
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.010%, 1–1–16 (A)	1,000	1,000

		3,911

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.345%, 1–7–16 (A)	1,900	1,900

Michigan – 1.1%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prod and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	2,500	2,500

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.420%, 1–7–16 (A)	950	950

New Jersey – 0.5%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.414%, 1–7–16 (A)	1,045	1,045

New York – 1.2%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.020%, 1–7–16 (A)	500	500
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (A)	500	500
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.320%, 1–7–16 (A)	1,000	1,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.010%, 1–7–16 (A)	644	644

		2,644

Ohio – 0.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (A)	300	300

Tennessee – 0.4%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (A)	760	760

Texas – 1.8%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	1,000	1,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.010%, 1–1–16 (A)	2,925	2,925

		3,925

Wyoming – 0.6%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.010%, 1–1–16 (A)	1,283	1,283

TOTAL MUNICIPAL OBLIGATIONS – 14.6%		$31,915
(Cost: $31,915)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 3.6%
U.S. Treasury Bills:
0.290%, 6–23–16	2,500	2,494
0.550%, 6–30–16	5,500	5,485

		7,979

Treasury Notes– 1.1%
U.S. Treasury Notes,
0.428%, 1–2–16 (A)	2,500	2,492

United States Government Agency Obligations – 13.4%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (A)	3,983	3,983
0.330%, 1–6–16 (A)	4,683	4,683
0.420%, 1–6–16 (A)	1,158	1,158
0.300%, 1–7–16 (A)	677	677
0.320%, 1–7–16 (A)	2,600	2,600
0.330%, 1–7–16 (A)	11,419	11,419
0.420%, 1–7–16 (A)	2,700	2,700
0.330%, 1–29–16 (A)	2,000	2,000

		29,220

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 18.1%		$39,691
(Cost: $39,691)

TOTAL INVESTMENT SECURITIES – 100.2%		$219,320
(Cost: $219,320)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(534)

NET ASSETS – 100.0%		$218,786

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at December 31, 2015.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$147,714	$—
Municipal Obligations	—	31,915	—
United States Government and Government Agency Obligations	—	39,691	—
Total	$—	$219,320	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$219,320

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.1%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	$559
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	873
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	830

		2,262

Arizona – 1.1%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,111
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	564
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	591

		2,266

California – 12.0%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.971%, 4–1–45 (A)	1,000	1,003
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.110%, 4–1–45 (A)	1,500	1,484
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	345	386
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	511
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	415	445
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	375	413
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	537
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,365	1,559
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,801
5.250%, 10–1–29	500	577
6.500%, 4–1–33	1,000	1,175
6.000%, 11–1–39	500	593
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,348
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6–1–34	1,190	1,429

Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	545
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,162
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	871
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	563
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	670	774
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	294
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	277
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	649
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E,
6.000%, 10–1–25	445	518
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	585
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8–1–37 (B)	1,455	620
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	563
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	610
5.000%, 12–1–24	500	605
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11–1–38	500	591
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	87
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	359

		23,934

Colorado – 2.0%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	549
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	569
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	572
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	548
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	319
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	435	502
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	872

		3,931

Connecticut – 0.7%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	403
CT GO Bonds, Ser 2012D,
0.930%, 9–15–19 (A)	1,000	998

		1,401

District Of Columbia – 1.3%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,097
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	894
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	500	614

		2,605

Florida – 5.2%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	594
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	546
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A–1,
5.250%, 6–1–17	400	424
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	300	342
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	621
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	751
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	567
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	570
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	563
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	609
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	535
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	656
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,136
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	839
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	548
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	557
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry–Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	500	583

		10,441

Georgia – 1.0%
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.748%, 1–1–24 (A)	1,500	1,436
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	558

		1,994

Hawaii – 1.4%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,162
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,736

		2,898

Illinois – 4.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.000%, 5–1–26	165	166
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	573
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,143
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,637
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	547
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	556
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	437
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,000	1,037
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	695	807
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	300	349
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	1,100	1,244
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B,
5.000%, 1–1–37	500	579
State of IL GO Bonds,
5.500%, 7–1–26	500	556

		9,631

Indiana – 0.7%
East Chicago Elem Sch Bldg Corp. (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	40	40
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	195	197
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac - Phase II), Ser 2008C,
5.000%, 7–1–17	500	532
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM),
5.250%, 1–15–32	500	535

		1,304

Iowa – 0.9%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,082
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	750	758

		1,840

Kansas – 0.9%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	524
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,191

		1,715

Kentucky – 1.4%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	562
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	578
6.500%, 3–1–45	675	777
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	551
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	338

		2,806

Louisiana – 2.4%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	582
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	861
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	562
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	1,500	1,723
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,143

		4,871

Maine – 1.3%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,675

Maryland – 0.8%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	572
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.993%, 5–15–38 (A)	995	999

		1,571

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	485	537
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	725	767

		1,304

Michigan – 3.5%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	542
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011,
5.500%, 6–1–21	1,000	1,074
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	500	566
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	500	587
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	750	854
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11–15–32	2,000	2,348
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC),
0.000%, 10–15–22 (B)	1,000	747
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	337

		7,055

Minnesota – 0.3%
Minneapolis–St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	566

Mississippi – 0.4%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	841

Missouri – 3.4%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	139
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	827
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	830
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A,
5.000%, 12–1–37	1,000	1,142
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	364
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	500	507
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,212
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	1,016
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	206
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4–1–18	100	105
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	511

		6,859

Nebraska – 0.6%
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,169

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	568
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	79
6.250%, 12–1–17	270	297
6.500%, 12–1–18	290	335

		1,279

New Hampshire – 0.5%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	170
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	603
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	245	252

		1,025

New Jersey – 3.7%
NJ Econ Dev Auth, Rev Bonds (Provident Group–Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	955
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H,
0.910%, 2–1–17 (A)	2,000	1,974
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	545
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	500	553
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	575
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	562
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	2,000	539
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	587
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	518
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	518

		7,326

New Mexico – 0.2%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	250	259
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	65	66

		325

New York – 9.1%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7–1–35	750	864
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	750	874
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (GTD by AGM),
5.000%, 9–1–39	1,500	1,703
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,500	1,733
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	1,000	1,183
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.600%, 7–1–29 (A)	1,425	1,347
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
1.055%, 12–1–23 (A)	1,380	1,313
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.375%, 5–1–34 (A)	2,000	1,820
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,183
NYC Hsng Dev Corp., Multi–Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	415	433

NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	388
0.000%, 3–1–26 (B)	500	368
0.000%, 3–1–27 (B)	500	355
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	1,500	1,762
NYC Transitional Fin Auth, Future Tax Secured Tax–Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	400	479
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	553
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,813

		18,171

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	150	162
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (B)	500	223
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	583

		968

Ohio – 0.7%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	578
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	424
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	380	399

		1,401

Oklahoma – 0.5%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	993

Oregon – 0.7%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	278
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–34	1,000	1,180

		1,458

Pennsylvania – 3.7%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	261
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
3.000%, 1–1–17	895	901
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	685
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	542
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	837

PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	559
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	843
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	1,500	1,771
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	446
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	490

		7,335

Rhode Island – 0.2%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	405	433

South Carolina – 0.6%
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–29	1,000	1,183

Tennessee – 0.7%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	854
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	545

		1,399

Texas – 8.3%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	325
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Counties), Ser 2014,
5.000%, 11–15–39	1,000	1,117
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	388
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	607
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	561
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	1,000	1,000
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	525
Harris Cnty Cultural Edu Fac Fin Corp., Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	207
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	1,000	1,014
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,231
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	556
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.610%, 5–15–34 (A)	500	500
Howard Cnty, TX, GO Bonds, Ser 2008,
4.650%, 2–15–24	505	545

Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	556
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	505	524
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	2,000	1,211
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A,
6.000%, 1–1–25	500	549
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	543
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	257
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A,
5.250%, 11–15–35	400	412
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	354
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,040
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	588
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	931
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,139

		16,680

Utah – 0.3%
Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	197
2.000%, 10–15–17	465	473

		670

Virgin Islands – 0.8%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	551
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	1,087

		1,638

Virginia – 0.4%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	572
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	277

		849

Washington – 0.4%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	300	348
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	529

		877

West Virginia – 0.3%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	550

Wisconsin – 0.9%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,126
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	586

		1,712

Wyoming – 0.9%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.950%, 12–1–30	1,250	1,303
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	539

		1,842

TOTAL MUNICIPAL BONDS – 81.9%		$164,053
(Cost: $151,429)

SHORT–TERM SECURITIES
Commercial Paper (C) – 7.2%
Bemis Co., Inc.,
0.340%, 1–5–16	3,000	3,000
Campbell Soup Co.,
0.400%, 1–4–16	2,378	2,378
Ecolab, Inc.,
0.470%, 1–22–16	4,000	3,999
Intel Corp.,
0.210%, 2–25–16	3,000	2,998
J.M. Smucker Co. (The),
0.290%, 1–4–16	2,000	2,000

		14,375

Master Note – 1.8%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (D)	3,549	3,549

Municipal Obligations – 8.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (D)	800	800
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (D)	4,900	4,900
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (D)	1,900	1,900
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.010%, 1–1–16 (D)	900	900
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (D)	3,200	3,200
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.010%, 1–7–16 (D)	5,000	5,000

		16,700

TOTAL SHORT-TERM SECURITIES – 17.3%		$34,624
(Cost: $34,623)

TOTAL INVESTMENT SECURITIES – 99.2%		$198,677
(Cost: $186,052)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,595

NET ASSETS – 100.0%		$200,272

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$164,053	$—
Short-Term Securities	—	34,624	—
Total	$—	$198,677	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM	= Assured Guaranty Municipal

AMBAC	= American Municipal Bond Assurance Corp.

BHAC	= Berkshire Hathaway Assurance Corporation

CR	= Custodial Receipts

FGIC	= Financial Guaranty Insurance Co.

FHA	= Federal Housing Administration

FHLMC	= Federal Home Loan Mortgage Corp.

FNMA	= Federal National Mortgage Association

GNMA	= Government National Mortgage Association

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$186,052

Gross unrealized appreciation	12,735
Gross unrealized depreciation	(110)

Net unrealized appreciation	$12,625

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary Education Services – 0.1%
1155 Island Avenue LLC (A)	6,578	$1,250

TOTAL COMMON STOCKS – 0.1%		$1,250
(Cost: $1,074)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary Education Services – 0.2%
1155 Island Avenue LLC:
10.000%,12–11–24 (A)(B)	$2,960	2,960
10.000%,12–11–24 (A)	395	395

		3,355

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$3,355
(Cost: $2,961)

MUNICIPAL BONDS
Alabama – 1.0%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012–A,
5.000%, 6–1–21	1,000	1,159
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	9,188
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	2,500	2,934

		13,281

Alaska – 0.7%
Northn Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	10,500	8,774

American Samoa – 0.4%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	5,067

Arizona – 1.5%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	7,500	8,307
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,715
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,640
6.250%, 12–1–42	2,150	2,344
6.250%, 12–1–46	1,000	1,088
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	4,074

		20,168

California – 7.7%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,574
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	1,153
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,707
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	448
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,170	2,378
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,244
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45	4,000	3,951
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,452
5.875%, 11–1–43	1,890	1,957
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,365	8,037
6.350%, 7–1–46	250	275
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,892
7.000%, 11–15–29	2,000	2,335
7.250%, 11–15–41	6,000	6,991
CA Various Purp GO Bonds,
6.000%, 4–1–35	500	579
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	2,983
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A–1,
5.125%, 6–1–47	8,140	7,110
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp.), Ser 2007,
4.625%, 6–1–21	5,790	5,774
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,469
6.000%, 11–1–41	3,000	3,199
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	106
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,825
8.000%, 12–1–31	9,400	11,869
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	9,176
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	17,395	16,295

		103,779

Colorado – 2.7%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,780	6,043
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,530
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	100
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	268
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,103
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,506
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,111
7.125%, 6–1–47	3,000	2,427
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,420
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,843
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
5.375%, 12–1–45	1,700	1,712
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,490
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,500	3,504
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	1,511	1,589

		36,646

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,380
Stamford, CT, Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	6,364

		8,744

Delaware – 0.5%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	7,000	7,253

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (C)	1,000	1,093

Florida – 3.7%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	875	951
6.750%, 11–1–39	2,060	2,252
Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A,
8.250%, 1–1–49	3,000	2,767
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,685	5,158
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,171
6.125%, 6–15–43	5,500	5,636

FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A,
6.125%, 6–15–44	5,300	5,422
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,035
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	800	802
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	6,000	6,728
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9–15–45	3,250	3,326
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,208
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–40	4,800	6,298
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,185

		49,939

Georgia – 0.7%
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	9,000	9,119

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,532
6.875%, 12–1–40	3,500	3,852
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	6,000	7,325

		12,709

Hawaii – 0.5%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
9.000%, 11–15–44	4,200	5,221
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,079

		7,300

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,074
6.250%, 7–1–45	550	589

		1,663

Illinois – 9.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	4,160	4,208
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	1,200	1,204
Chicago Midway Arpt, Second Lien Rev and Rev Rfdg Bonds, Ser 2014B,
5.000%, 1–1–35	4,500	5,031
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,332
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	5,624
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1–1–46	2,000	2,230

Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,165
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	150	158
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	10,000	10,916
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	15,000	17,170
8.000%, 5–15–46	4,500	5,146
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,617
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	9,500	8,905
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	7,000	8,466
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,002
5.875%, 2–15–38	3,000	3,004
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	521
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,555
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,320
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,680	1,912
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	315	338
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	4,790	4,997
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,181
7.375%, 11–15–45	1,500	1,608
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,935	5,135
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35	2,705	2,876
5.625%, 12–1–41	3,365	3,481
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	4,947
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,514
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (C)	1,840	1,291
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	9,910	10,867

		131,721

Indiana – 2.9%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,789
7.000%, 11–15–32	2,000	2,252
7.125%, 11–15–42	7,500	8,454
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	5	5

Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	190	190
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	10,000	10,474
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,503
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,078
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	2,012
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,100	1,216
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	3,520	3,577

		38,550

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	3,328

Kansas – 0.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	524
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
4.480%, 9–1–30 (D)	1,000	1,010
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	4,000	4,032
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,184

		9,750

Kentucky – 2.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,792
6.500%, 3–1–45	6,000	6,905
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	5,000	5,684
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,206

		28,587

Louisiana – 2.1%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	5,000	5,077
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39	13,500	14,034
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	6,000	6,678
Shreveport, LA , Water and Sewer Rev and Rfdg Bonds, Ser 2015,
5.000%, 12–1–40	2,500	2,828

		28,617

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013,
5.000%, 7–1–43	2,000	2,148

Maryland – 0.3%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	547
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,350	2,995

		3,542

Massachusetts – 1.9%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.672%, 1–1–31 (D)	30,000	25,800

Michigan – 4.9%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	220
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	3,905	4,171
Kent Hosp, Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	15,512
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	3,000	3,066
MI Fin Auth, Local Govt Loan Prog Rev Bonds (City of Detroit Unlimited Tax GO Restructured Local Proj Bonds), Ser 2014G (Insured by AMBAC),
5.250%, 4–1–23	1,200	1,197
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,023
7.450%, 10–1–41	2,000	2,052
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,783
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,569
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (E)	13,000	7,800
MI Fin Auth, State Aid Rev Notes (Detroit Sch Dist), Ser 2001A-1,
8.000%, 10–1–30 (E)	2,480	1,488
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,720
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	16,500	16,901
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	4,330	3,998

		65,500

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B:
6.500%, 11–15–38	4,350	4,940

Missouri – 2.5%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	455	480
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	1,360	1,387
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	525
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	159
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	245
5.400%, 10–1–26	385	363
5.500%, 10–1–31	425	389
5.550%, 10–1–36	325	289
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,340	2,342
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (C)	988	148
5.750%, 4–1–55	715	687
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	975	1,016
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,181
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	875	911
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	240
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj–RPA1), Sr Ser B,
9.000%, 11–1–31	7,975	8,931
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	750	324
0.000%, 7–15–37 (C)	1,500	620
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (E)	3,950	1,383
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	108
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,140	1,142
6.500%, 1–1–35	3,000	3,005
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	605

The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	206
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,000	3,005

		33,691

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,563
5.000%, 9–1–42	3,000	3,258

		8,821

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	1,500	1,703
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	317

		2,020

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,606

New Jersey – 1.9%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,078
5.000%, 6–15–28	1,000	1,066
5.000%, 6–15–29	500	531
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A,
5.625%, 11–15–30	2,500	2,831
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,017
7.500%, 12–1–32	450	544
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,585
Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	5,000	4,121
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	13,750	11,474

		25,247

New Mexico – 0.2%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,750	2,926

New York – 4.5%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,156
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	5,269	5,296
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	9,000	8,964

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,179	2,170
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	4,358	4,366
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	7,577	432
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	25,000	25,903
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	11,596

		59,883

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,631

Ohio – 2.1%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,550	2,920
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	960	961
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	8,000	8,219
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,255
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	594
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12–1–42	3,750	4,121
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	810	847
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	9,009

		27,926

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,003
6.000%, 11–15–38	7,495	7,501

		9,504

Oregon – 0.9%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,503
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	2,094
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	930	993
6.375%, 9–1–40	1,750	1,890
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	5,931

		12,411

Pennsylvania – 4.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	242
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,356
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	14,500	14,808
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,732
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,129
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (C)	19,000	21,945
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,072
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,619
7.625%, 12–15–41	6,925	7,805
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	2,000	2,245
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,394
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (E)	70	17

		65,364

Puerto Rico – 4.0%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	11,000	7,992
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
6.500%, 7–1–40	3,000	2,000
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	1,996
5.500%, 7–1–39	5,000	3,278
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.250%, 7–1–24	9,000	6,297
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	12,000	8,048
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	2,415	1,556
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	5,000	3,222
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	14,000	9,103
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U,
5.250%, 7–1–42	8,755	4,829
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25 (E)	5,025	804
6.000%, 8–1–26 (E)	1,000	160
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,500	2,300

PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
5.375%, 8–1–39	5,000	2,017
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	424

		54,026

South Carolina – 0.1%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,832

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	2,000	2,316

Texas – 14.7%
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,614
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	607
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	500	213
0.000%, 1–1–40 (C)	500	177
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,464
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,562
5.000%, 1–1–42	3,000	3,220
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	8,610
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,211
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	120	133
9.000%, 9–1–38	1,245	1,374
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	542
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,028
6.000%, 2–15–38	250	253
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,889
Houston, TX, Arpt Sys Spec Fac Rev Rfdg Bonds (United Airlines, Inc. Arpt Impvt Proj), Ser 2015C,
5.000%, 7–15–20	10,000	10,633
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,159
5.000%, 7–1–26	2,680	3,106
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,366
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,460	2,770
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,530
6.625%, 7–1–36	7,000	7,132

Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,646
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (C)	11,000	10,399
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	390
6.500%, 8–15–39	200	225
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38	12,870	13,926
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	189
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	2,000	2,062
5.625%, 11–15–27	250	257
5.750%, 11–15–37	6,840	6,982
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,149
8.125%, 11–15–39	5,000	4,304
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015B-1,
4.500%, 11–15–21	6,000	6,020
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	3,000	3,311
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,482
7.500%, 6–30–33	2,700	3,350
7.000%, 6–30–40	13,430	16,326
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	12,975	15,256
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	11,997
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,475
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	10,997
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	6,015

		198,351

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,116
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,315
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,227

		5,658

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,048

Virginia – 2.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	2,988
2.000%, 10–1–48	983	44
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	450	518
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	490	540
7.500%, 7–1–29	25	29
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,961
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	380	380
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,000	9,244
5.500%, 1–1–42	7,500	8,328

		27,032

Washington – 1.6%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	4,218
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,775	1,922
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	914
7.000%, 7–1–31	1,680	2,019
7.000%, 7–1–39	2,000	2,404
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	299
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	8,000	9,216

		20,992

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,427

Wisconsin – 1.8%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,000	5,220
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,360
6.125%, 6–1–39	250	278
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,615
7.625%, 9–15–39	5,500	6,747

WI Hlth and Edu Fac Auth, Rev Bonds (Woodland Hills Sr Hsng Proj), Ser 2014,
5.000%, 12–1–44	4,000	4,060
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	4,000	4,003

		24,283

TOTAL MUNICIPAL BONDS – 90.7%		$1,220,013
(Cost: $1,174,611)

SHORT-TERM SECURITIES
Commercial Paper (F) – 5.1%
Bemis Co., Inc.,
0.340%, 1–5–16	4,000	4,000
0.340%, 1–6–16	8,000	7,999
BorgWarner, Inc.,
0.340%, 1–6–16	7,000	6,999
Campbell Soup Co.,
0.400%, 1–4–16	3,945	3,945
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.450%, 1–15–16	5,000	4,999
Intel Corp.,
0.210%, 2–25–16	2,500	2,498
J.M. Smucker Co. (The),
0.290%, 1–4–16	3,400	3,400
Kroger Co. (The),
0.700%, 1–4–16	5,000	5,000
NBCUniversal Enterprise, Inc.,
0.450%, 1–5–16	15,000	14,999
0.340%, 1–7–16	5,000	5,000
Northern Illinois Gas Co.,
0.450%, 1–5–16	5,000	5,000
0.300%, 1–20–16	5,000	4,999

		68,838

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (G)	1,050	1,050

Municipal Obligations – 2.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (G)	700	700
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.030%, 1–7–16 (G)	1,400	1,400
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.010%, 1–7–16 (G)	5,000	5,000

MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.010%, 1–7–16 (G)	1,300	1,300
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–16 (G)	15,990	15,990
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (G)	2,000	2,000
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.010%, 1–7–16 (G)	6,000	6,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.010%, 1–7–16 (G)	2,000	2,000

		34,390

TOTAL SHORT-TERM SECURITIES – 7.8%		$104,278
(Cost: $104,277)

TOTAL INVESTMENT SECURITIES – 98.8%		$1,328,896
(Cost: $1,282,923)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		16,206

NET ASSETS – 100.0%		$1,345,102

Notes to Schedule of Investments

(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(B)	Payment-in-kind bonds.

(C)	Zero coupon bond.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Rate shown is the yield to maturity at December 31, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$1,250	$—
Corporate Debt Securities	—	3,355	—
Municipal Bonds	—	1,220,013	—
Short-Term Securities	—	104,278	—
Total	$—	$1,328,896	$—

During the period ended December 31, 2015, securities totaling $1,250 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,282,923

Gross unrealized appreciation	95,722
Gross unrealized depreciation	(49,749)

Net unrealized appreciation	$45,973

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Financials
Health Care REITs – 5.0%
Care Capital Properties, Inc.	147	$4,497
HCP, Inc.	155	5,908
Health Care, Inc.	362	24,640

		35,045

Hotel & Resort REITs – 0.6%
Pebblebrook Hotel Trust	153	4,287

Industrial REITs – 6.2%
DCT Industrial Trust, Inc.	195	7,269
First Industrial Realty Trust, Inc.	308	6,825
ProLogis	673	28,866

		42,960

Office REITs – 20.8%
Alexandria Real Estate Equities, Inc.	209	18,840
Boston Properties, Inc.	207	26,439
Douglas Emmett, Inc.	289	8,995
Duke Realty Corp.	839	17,644
Highwoods Properties, Inc.	259	11,288
Hudson Pacific Properties, Inc.	219	6,174
Kilroy Realty Corp.	27	1,681
Mack-Cali Realty Corp.	315	7,353
SL Green Realty Corp.	185	20,860
Vornado Realty Trust	260	26,001

		145,275

Residential REITs – 21.5%
American Campus Communities, Inc.	163	6,726
Apartment Investment and Management Co., Class A	303	12,119
AvalonBay Communities, Inc.	169	31,088
Equity Lifestyle Properties, Inc.	198	13,205
Equity Residential	442	36,037
Essex Property Trust, Inc.	128	30,638
UDR, Inc.	537	20,169

		149,982

Retail REITs – 24.2%
Acadia Realty Trust	183	6,080
Brixmor Property Group, Inc.	339	8,745
Federal Realty Investment Trust	113	16,567
General Growth Properties, Inc.	648	17,639
Kimco Realty Corp.	639	16,901
Macerich Co. (The)	104	8,424
Regency Centers Corp.	179	12,221
Simon Property Group, Inc.	345	67,096
Taubman Centers, Inc.	63	4,833
Weingarten Realty Investors	300	10,384

		168,890

Specialized REITs – 17.3%
CubeSmart	357	10,917
Digital Realty Trust, Inc.	167	12,659
Extra Space Storage, Inc.	206	18,180
Host Hotels & Resorts, Inc.	924	14,172
Public Storage, Inc.	162	40,152
RLJ Lodging Trust	243	5,265
Sunstone Hotel Investors, Inc.	84	1,044
Ventas, Inc.	324	18,262

		120,651

Total Financials – 95.6%		667,090

Information Technology
Internet Software & Services – 2.4%
Equinix, Inc.	56	17,028

Total Information Technology – 2.4%		17,028

TOTAL COMMON STOCKS – 98.0%		$684,118
(Cost: $470,593)

SHORT-TERM SECURITIES	Principal
Commercial Paper(A) – 1.4%
Federal Home Loan Bank,
0.280%, 3–3–16	$2,000	1,999
Illinois Tool Works, Inc.,
0.300%, 1–4–16	3,000	3,000
J.M. Smucker Co. (The),
0.290%, 1–4–16	2,000	2,000
Northern Illinois Gas Co.,
0.450%, 1–4–16	2,144	2,144

		9,143

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (B)	1,695	1,695

TOTAL SHORT-TERM SECURITIES – 1.6%		$10,838
(Cost: $10,838)

TOTAL INVESTMENT SECURITIES – 99.6%		$694,956
(Cost: $481,431)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,933

NET ASSETS – 100.0%		$697,889

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2015.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$684,118	$—	$—
Short-Term Securities	—	10,838	—
Total	$684,118	$10,838	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT	= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$481,431

Gross unrealized appreciation	216,799
Gross unrealized depreciation	(3,274)

Net unrealized appreciation	$213,525

SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Consumer Electronics – 2.2%
Garmin Ltd.	1,511	$56,156
Harman International Industries, Inc.	821	77,367

		133,523

Total Consumer Discretionary – 2.2%		133,523
Consumer Staples
Agricultural Products – 0.2%
Arcadia Biosciences, Inc. (A)(B)	3,161	9,610

Total Consumer Staples – 0.2%		9,610
Financials
Specialized REITs – 1.5%
QTS Realty Trust, Inc., Class A	1,926	86,868

Total Financials – 1.5%		86,868
Health Care
Biotechnology – 10.1%
Evogene Ltd. (A)(B)	1,852	14,908
FibroGen, Inc. (A)	1,187	36,177
Isis Pharmaceuticals, Inc. (A)	3,356	207,806
PTC Therapeutics, Inc. (A)	1,005	32,575
Seres Therapeutics, Inc. (A)	344	12,086
Spark Therapeutics, Inc. (A)	119	5,388
Vertex Pharmaceuticals, Inc. (A)	2,283	287,295

		596,235

Health Care Equipment – 0.7%
Avinger, Inc. (A)(B)	1,363	30,963
Cardiovascular Systems, Inc. (A)	865	13,078

		44,041

Health Care Facilities – 2.2%
Tenet Healthcare Corp. (A)	4,275	129,545

Health Care Technology – 3.5%
Cerner Corp. (A)	3,506	210,944

Life Sciences Tools & Services – 1.7%
PRA Health Sciences, Inc. (A)	2,266	102,588

Managed Health Care – 0.3%
Cigna Corp.	111	16,228

Pharmaceuticals – 3.1%
Teva Pharmaceutical Industries Ltd. ADR	2,780	182,453

Total Health Care – 21.6%		1,282,034
Industrials
Building Products – 0.7%
Advanced Drainage Systems, Inc.	1,682	40,420

Construction & Engineering – 0.1%
Abengoa S.A., Class B (C)	3,361	712
Abengoa S.A., Class B ADR	6,566	8,405

		9,117

Industrial Machinery – 1.8%
Pentair, Inc.	2,138	105,879

Total Industrials – 2.6%		155,416
Information Technology

Application Software – 9.3%
ACI Worldwide, Inc. (A)(B)	8,611	184,283
Aspen Technology, Inc. (A)(B)	5,192	196,031
Globant S.A. (A)	1,620	60,755
Mobileye N.V. (A)	1,016	42,937
Silver Spring Networks, Inc. (A)(B)	4,810	69,308

		553,314

Data Processing & Outsourced Services – 14.9%
Alliance Data Systems Corp. (A)	1,176	325,329
Euronet Worldwide, Inc. (A)(B)(D)	3,700	267,995
EVERTEC, Inc.	1,737	29,074
First Data Corp., Class A (A)	1,618	25,921
QIWI plc ADR	2,125	38,142
WNS (Holdings) Ltd. ADR (A)(B)	6,346	197,947

		884,408

Electronic Components – 2.0%
Universal Display Corp. (A)	2,152	117,132

Electronic Equipment & Instruments – 0.5%
Xerox Corp.	2,527	26,861

Internet Software & Services – 9.7%
21Vianet Group, Inc. ADR (A)	1,741	36,813
Alibaba Group Holding Ltd. ADR (A)	738	60,010
Alphabet, Inc., Class C (A)	188	142,702
Facebook, Inc., Class A (A)	1,559	163,175
Google, Inc., Class A (A)	146	113,901
Twitter, Inc. (A)	2,430	56,230

		572,831

IT Consulting & Other Services – 3.4%
Acxiom Corp. (A)(B)	6,256	130,883
CSRA, Inc.	1,099	32,973
Virtusa Corp. (A)	934	38,591

		202,447

Semiconductor Equipment – 1.3%
Nanometrics, Inc. (A)(B)	1,438	21,778
Photronics, Inc. (A)(B)	4,528	56,378

		78,156

Semiconductors – 16.0%
Cypress Semiconductor Corp.	8,969	87,983
Dialog Semiconductor plc (A)(C)	1,409	47,648
Marvell Technology Group Ltd.	4,890	43,132
Micron Technology, Inc. (A)	17,665	250,139
Microsemi Corp. (A)(B)	5,484	178,722
NXP Semiconductors N.V. (A)	2,079	175,130
Rambus, Inc. (A)(B)	6,607	76,571
Semtech Corp. (A)(B)	3,890	73,601
Silicon Laboratories, Inc. (A)	275	13,360

		946,286

Systems Software – 4.8%
Microsoft Corp.	5,153	285,894

Technology Hardware, Storage & Peripherals – 0.6%
Hewlett Packard Enterprise Co.	2,266	34,435

Total Information Technology – 62.5%		3,701,764
Materials
Commodity Chemicals – 0.4%
BioAmber, Inc. (A)(B)	3,749	23,169

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc. (A)(B)	2,608	2,869

Total Materials – 0.4%		26,038
Telecommunication Services
Alternative Carriers – 1.6%
Zayo Group Holdings, Inc. (A)	3,548	94,342

Integrated Telecommunication Services – 0.6%
China Unicom Ltd. (C)	31,540	38,458

Total Telecommunication Services – 2.2%		132,800
Utilities
Renewable Electricity – 1.0%
Abengoa Yield plc	2,991	57,691

Total Utilities – 1.0%		57,691

TOTAL COMMON STOCKS – 94.2%		$5,585,744
(Cost: $4,270,828)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (B)(E)	1,276	1,799

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–20 (B)(E)(F)	2,390	—	*

TOTAL WARRANTS – 0.0%		$1,799
(Cost: $448)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
PTC Therapeutics, Inc.:
Call $45.00, Expires 3–18–16, OTC (Ctrpty: Barclays Bank plc)	3,524	828
Call $45.00, Expires 3–18–16, OTC (Ctrpty: UBS AG)	1,762	414
Xerox Corp.,
Call $11.00, Expires 4–15–16, OTC (Ctrpty: Societe Generale Bank)	34,595	1,989

TOTAL PURCHASED OPTIONS – 0.1%		$3,231
(Cost: $3,583)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (B)(F)	$23,900	23,446

Total Materials – 0.4%		23,446

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$23,446
(Cost: $23,900)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.1%
Banco del Estado de Chile,
0.260%, 1–19–16	6,700	6,699

Commercial Paper (G) – 4.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.370%, 1–20–16	10,000	9,998
Army & Air Force Exchange Service,
0.340%, 1–20–16	15,000	14,997
Becton Dickinson & Co.,
0.480%, 2–1–16	10,000	9,996
BorgWarner, Inc.,
0.610%, 1–11–16	10,000	9,998
Campbell Soup Co.:
0.400%, 1–4–16	11,350	11,350
0.310%, 1–8–16	20,000	19,999
Corporacion Andina de Fomento,
0.250%, 1–4–16	6,000	6,000
DTE Gas Co.:
0.410%, 1–14–16	10,000	9,998
0.430%, 1–19–16	5,000	4,999
Ecolab, Inc.,
0.460%, 1–19–16	18,000	17,996
Essilor International S.A.:
0.220%, 1–4–16	15,000	14,999
0.160%, 1-25-16	4,000	3,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.350%, 1-6-16	15,000	14,999
Intel Corp.,
0.210%, 2-25-16	3,000	2,998
Kellogg Co.,
0.350%, 1-5-16	7,000	7,000
Kroger Co. (The),
0.700%, 1-4-16	10,000	9,999
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.210%, 2-19-16	19,800	19,786
Microsoft Corp.,
0.240%, 1-20-16	10,817	10,816
Northern Illinois Gas Co.:
0.450%, 1-5-16	5,000	5,000
0.300%, 1-20-16	10,000	9,997
St. Jude Medical, Inc.,
0.350%, 1-4-16	5,000	5,000
United Parcel Service, Inc.,
0.290%, 2-1-16	5,500	5,499
Virginia Electric and Power Co.,
0.530%, 1-8-16	7,000	6,999
Wisconsin Electric Power Co.:
0.250%, 1-7-16	8,000	7,999
0.260%, 1-8-16	10,000	9,999

		250,420

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (H)	1,501	1,501

Municipal Obligations – 0.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.010%, 1-7-16 (H)	4,600	4,600
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.040%, 1-7-16 (H)	4,000	4,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.010%, 1-7-16 (H)	6,000	6,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.010%, 1-7-16 (H)	1,575	1,575
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.010%, 1–1–16 (H)	2,606	2,606
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.010%, 1–7–16 (H)	2,416	2,416

		21,197

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (H)	5,341	5,341
0.320%, 1–6–16 (H)	12,000	12,000
0.330%, 1–7–16 (H)	10,900	10,900

		28,241

TOTAL SHORT-TERM SECURITIES – 5.2%		$308,058
(Cost: $308,049)

TOTAL INVESTMENT SECURITIES – 99.9%		$5,922,278
(Cost: $4,606,808)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,440

NET ASSETS – 100.0%		$5,926,718

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $3,984 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At December 31, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	8-20-15	$23,900	$23,900	$23,446
		Shares
Marrone Bio Innovations, Inc., expires 8-20-20	8-20-15	2,390	$—	$—	*
			$23,900	$23,446

The total value of these securities represented 0.4% of net assets at December 31, 2015.

(G)	Rate shown is the yield to maturity at December 31, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
PTC Therapeutics, Inc.	Barclays Bank plc	Put	3,524	March 2016	$22.50	$1,339	$(626)
	UBS AG	Put	1,762	March 2016	22.50	606	(313)
Xerox Corp.	Societe Generale Bank	Put	21,748	April 2016	9.25	1,069	(500)
	Societe Generale Bank	Put	12,847	April 2016	9.75	668	(462)
						$3,682	$(1,901)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$5,585,744	$—		$—
Warrants	1,799	—	*	—
Purchased Options	—	3,231		—
Corporate Debt Securities	—	23,446		—
Short-Term Securities	—	308,058		—
Total	$5,587,543	$334,735		$—
Liabilities
Written Options	$—	$1,901		$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,606,808

Gross unrealized appreciation	1,769,159
Gross unrealized depreciation	(453,689)

Net unrealized appreciation	$1,315,470

SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.8%
Kate Spade & Co. (A)	281	$4,995
Oxford Industries, Inc.	207	13,237

		18,232

Automotive Retail – 3.0%
CST Brands, Inc.	203	7,938
Monro Muffler Brake, Inc.	339	22,468

		30,406

Broadcasting – 0.4%
Townsquare Media, Inc. (A)	289	3,461

Distributors – 3.5%
Core-Mark Holding Co., Inc.	178	14,594
Pool Corp.	258	20,849

		35,443

General Merchandise Stores – 1.1%
Burlington Stores, Inc. (A)	98	4,183
Ollie’s Bargain Outlet Holdings, Inc. (A)	383	6,516

		10,699

Internet Retail – 1.2%
Travelport Worldwide Ltd.	942	12,145

Leisure Facilities – 3.9%
Vail Resorts, Inc.	302	38,653

Restaurants – 6.0%
Dave & Buster’s Entertainment, Inc.(A)	458	19,098
Fiesta Restaurant Group, Inc.(A)	410	13,759
Sonic Corp.	759	24,523
Texas Roadhouse, Inc., Class A	71	2,533

		59,913

Total Consumer Discretionary – 20.9%		208,952
Consumer Staples
Packaged Foods & Meats – 1.8%
Lance, Inc.	535	18,344

Total Consumer Staples – 1.8%		18,344
Energy
Oil & Gas Exploration & Production – 3.3%
Diamondback Energy, Inc. (A)	177	11,848
Matador Resources Co. (A)	357	7,066
RSP Permian, Inc. (A)	375	9,144
Viper Energy Partners L.P.	378	5,281

		33,339

Total Energy – 3.3%		33,339
Financials
Asset Management & Custody Banks – 2.6%
Financial Engines, Inc.	117	3,942
Janus Capital Group, Inc.	519	7,313
WisdomTree Investment, Inc.	979	15,343

		26,598

Real Estate Services – 1.5%
RE/MAX Holdings, Inc., Class A	399	14,879

Regional Banks – 9.9%
Bank of the Ozarks, Inc.	575	28,425
Cathay General Bancorp	545	17,078
Home BancShares, Inc.	328	13,308
PrivateBancorp, Inc.	312	12,802
SVB Financial Group (A)	230	27,330

		98,943

Total Financials – 14.0%		140,420
Health Care
Health Care Equipment – 3.4%
DexCom, Inc. (A)	296	24,210
Nevro Corp. (A)	143	9,681

		33,891

Health Care Facilities – 4.1%
Acadia Healthcare Co., Inc. (A)	156	9,725
AmSurg Corp. (A)	206	15,618
Surgery Partners, Inc. (A)	196	4,024
Surgical Care Affiliates, Inc. (A)	285	11,342

		40,709

Health Care Services – 4.5%
AMN Healthcare Services, Inc. (A)	831	25,796
Ensign Group, Inc. (The)	444	10,048
ExamWorks Group, Inc. (A)	345	9,172

		45,016

Health Care Supplies – 1.1%
LDR Holding Corp. (A)	439	11,018

Health Care Technology – 1.2%
Medidata Solutions, Inc. (A)	237	11,680

Life Sciences Tools & Services – 1.1%
Cambrex Corp. (A)	232	10,915

Pharmaceuticals – 1.2%
Akorn, Inc. (A)	216	8,048
Revance Therapeutics, Inc. (A)	129	4,406

		12,454

Total Health Care – 16.6%		165,683
Industrials
Air Freight & Logistics – 0.7%
Hub Group, Inc. (A)	222	7,315

Building Products – 0.9%
Apogee Enterprises, Inc.	193	8,417

Human Resource & Employment Services – 0.6%
Kforce, Inc.	246	6,209

Office Services & Supplies – 1.6%
HNI Corp.	435	15,686

Trading Companies & Distributors – 3.9%
Rush Enterprises, Inc. (A)	615	13,467
Watsco, Inc.	218	25,511

		38,978

Trucking – 1.9%
Covenant Transportation Group, Inc., Class A (A)	430	8,128
Knight Transportation, Inc.	448	10,843

		18,971

Total Industrials – 9.6%		95,576

Information Technology
Application Software – 14.8%
Descartes Systems Group, Inc. (The) (A)(B)	505	10,157
HubSpot, Inc. (A)	195	11,003
Manhattan Associates, Inc. (A)	344	22,749
Paycom Software, Inc. (A)	405	15,225
SS&C Technologies Holdings, Inc.	278	18,965
Tyler Technologies, Inc. (A)	122	21,180
Ultimate Software Group, Inc. (The) (A)	209	40,872
Zendesk, Inc. (A)	313	8,263

		148,414

Data Processing & Outsourced Services – 3.1%
Jack Henry & Associates, Inc.	390	30,467

Electronic Manufacturing Services – 0.9%
Mercury Computer Systems, Inc. (A)	511	9,376

Internet Software & Services – 0.5%
Textura Corp. (A)	229	4,943

IT Consulting & Other Services – 4.3%
Booz Allen Hamilton Holding Corp.	676	20,842
CACI International, Inc., Class A (A)	123	11,450
Science Applications International Corp.	236	10,813

		43,105

Semiconductors – 2.8%
Microsemi Corp. (A)	329	10,729
Monolithic Power Systems, Inc.	102	6,505
Power Integrations, Inc.	217	10,528

		27,762

Systems Software – 1.1%
Proofpoint, Inc. (A)	161	10,454

Total Information Technology – 27.5%		274,521

TOTAL COMMON STOCKS – 93.7%		$936,835
(Cost: $702,068)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 6.1%
Abbott Laboratories,
0.250%, 1–26–16	$5,000	4,999
BorgWarner, Inc.,
0.610%, 1–11–16	10,000	9,998
Campbell Soup Co.,
0.400%, 1–4–16	1,076	1,076
DTE Gas Co.,
0.410%, 1–14–16	7,000	6,999
Essilor International S.A.,
0.160%, 1–25–16	6,000	5,998
Kimberly-Clark Corp.,
0.380%, 1–28–16	5,000	4,999
Kroger Co. (The),
0.700%, 1–4–16	10,000	10,000
NBCUniversal Enterprise, Inc.,
0.340%, 1–7–16	5,000	5,000
Northern Illinois Gas Co.,
0.450%, 1–5–16	5,000	5,000
Wisconsin Electric Power Co.,
0.250%, 1–7–16	7,000	6,999

		61,068

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (D)	2,181	2,181

TOTAL SHORT-TERM SECURITIES – 6.3%		$63,249
(Cost: $63,247)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,000,084
(Cost: $765,315)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		238

NET ASSETS – 100.0%		$1,000,322

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	243,972	Biotech Custom Index	09/05/2016	$28,943	1M LIBOR less 50 bps	$976

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$936,835	$—	$—
Short-Term Securities	—	63,249	—
Total	$936,835	$63,249	$—
Total Return Swaps	$—	$976	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$765,315

Gross unrealized appreciation	267,256
Gross unrealized depreciation	(32,487)

Net unrealized appreciation	$234,769

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 2.9%
Monro Muffler Brake, Inc.	112	$7,383

Internet Retail – 3.3%
FTD Co., Inc.(A)	138	3,610
Travelport Worldwide Ltd.	368	4,746

		8,356

Movies & Entertainment – 2.9%
Carmike Cinemas, Inc. (A)	314	7,196

Restaurants – 2.5%
Krispy Kreme Doughnuts, Inc. (A)	418	6,295

Total Consumer Discretionary – 11.6%		29,230
Consumer Staples
Food Retail – 2.9%
Smart & Final Stores, Inc. (A)	408	7,424

Packaged Foods & Meats – 11.5%
Diamond Foods, Inc. (A)	338	13,048
Pinnacle Foods, Inc.	101	4,280
Post Holdings, Inc. (A)	41	2,517
TreeHouse Foods, Inc. (A)	114	8,976

		28,821

Total Consumer Staples – 14.4%		36,245
Energy
Oil & Gas Exploration & Production – 2.2%
Laredo Petroleum Holdings, Inc.(A)	682	5,449

Total Energy – 2.2%		5,449
Financials
Consumer Finance – 0.8%
Portfolio Recovery Associates, Inc.(A)	58	2,016

Investment Banking & Brokerage – 0.7%
Greenhill & Co., Inc.	62	1,774

Office REITs – 2.6%
Highwoods Properties, Inc.	107	4,656
Mack-Cali Realty Corp.	82	1,915

		6,571

Property & Casualty Insurance – 2.5%
Argo Group International Holdings Ltd.	105	6,309

Regional Banks – 13.9%
BankUnited, Inc.	278	10,018
First Horizon National Corp.	102	1,487
PrivateBancorp, Inc.	99	4,049
Synovus Financial Corp.	183	5,928
Webster Financial Corp.	233	8,680
Western Alliance Bancorporation (A)	134	4,787

		34,949

Reinsurance – 5.5%
Endurance Specialty Holdings Ltd.	109	6,943
Reinsurance Group of America, Inc.	80	6,827

		13,770

Retail REITs – 1.9%
Kite Realty Group Trust	183	4,750

Total Financials—27.9%		70,139
Health Care
Health Care Facilities – 3.3%
LifePoint Health, Inc. (A)	113	8,280

Total Health Care – 3.3%		8,280
Industrials
Aerospace & Defense – 2.2%
Hexcel Corp.	119	5,528

Building Products – 1.6%
Continental Building Products, Inc. (A)	224	3,908

Commercial Printing – 1.5%
Deluxe Corp.	71	3,856

Construction Machinery & Heavy Trucks – 0.9%
Manitowoc Co., Inc. (The)	153	2,342

Diversified Support Services – 1.4%
G&K Services, Inc.(A)	53	3,359

Heavy Electrical Equipment – 1.0%
Babcock & Wilcox Enterprises, Inc. (A)	123	2,557

Industrial Machinery – 2.8%
CLARCOR, Inc.	42	2,066
Woodward, Inc.	101	4,991

		7,057

Marine – 1.2%
Kirby Corp. (A)	57	2,984

Office Services & Supplies – 1.6%
Avery Dennison Corp.	64	3,993

Total Industrials – 14.2%		35,584
Information Technology
Home Entertainment Software – 3.7%
Take-Two Interactive Software, Inc. (A)	269	9,379

IT Consulting & Other Services – 0.6%
Computer Sciences Corp.	46	1,500

Semiconductor Equipment – 1.4%
Teradyne, Inc.	168	3,467

Semiconductors – 3.5%
Cypress Semiconductor Corp.	378	3,705
Fairchild Semiconductor International, Inc. (A)	249	5,161

		8,866

Technology Distributors – 1.4%
Ingram Micro, Inc., Class A	111	3,381

Total Information Technology – 10.6%		26,593
Materials
Aluminum – 2.1%
Kaiser Aluminum Corp.	63	5,295

Paper Products – 1.6%
Schweitzer-Mauduit International, Inc.	96	4,010

Specialty Chemicals – 2.4%
Flotek Industries, Inc. (A)	529	6,052

Total Materials – 6.1%		15,357
Utilities
Electric Utilities – 3.6%
Great Plains Energy, Inc.	277	7,568
Portland General Electric Co.	41	1,487

		9,055

Gas Utilities – 1.8%
Southwest Gas Corp.	80	4,411

Total Utilities – 5.4%		13,466

TOTAL COMMON STOCKS – 95.7%		$240,343
(Cost: $222,605)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 4.4%
Federal Home Loan Bank,
0.280%, 3–3–16	$3,000	2,998
Illinois Tool Works, Inc.,
0.300%, 1–4–16	4,000	4,000
McCormick & Co., Inc.,
0.290%, 1–4–16	2,000	2,000
Northern Illinois Gas Co.,
0.450%, 1–4–16	1,998	1,998

		10,996

Master Note – 1.3%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (C)	3,233	3,233

TOTAL SHORT-TERM SECURITIES – 5.7%		$14,229
(Cost: $14,229)

TOTAL INVESTMENT SECURITIES – 101.4%		$254,572
(Cost: $236,834)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(3,607)

NET ASSETS – 100.0%		$250,965

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$240,343	$—	$—
Short-Term Securities	—	14,229	—
Total	$240,343	$14,229	$—

During the period ended December 31, 2015, there were no transfers between any levels.

The following acronym is used throughout this schedule:

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$236,834

Gross unrealized appreciation	25,598
Gross unrealized depreciation	(7,860)

Net unrealized appreciation	$17,738

SCHEDULE OF INVESTMENTS
Ivy Tax–Managed Equity Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.7%
Limited Brands, Inc.	35	$3,339

Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica, Inc. (A)	32	1,691

Cable & Satellite – 3.5%
Comcast Corp., Class A	36	2,005
Time Warner Cable, Inc.	13	2,379

		4,384

Footwear – 1.7%
NIKE, Inc., Class B	33	2,057

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc.	53	1,126

Internet Retail – 9.4%
Amazon.com, Inc. (A)	9	6,135
JD.com, Inc. ADR (A)	35	1,127
priceline.com, Inc. (A)	2	2,108
TripAdvisor, Inc. (A)	26	2,202

		11,572

Leisure Products – 0.8%
Polaris Industries, Inc.	12	1,057

Restaurants – 1.8%
Panera Bread Co., Class A (A)	11	2,182

Total Consumer Discretionary – 22.2%		27,408
Consumer Staples
Brewers – 1.1%
Anheuser–Busch InBev S.A. ADR	11	1,358

Food Retail – 1.3%
Casey’s General Stores, Inc.	14	1,649

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	9	1,421

Packaged Foods & Meats – 1.5%
Blue Buffalo Pet Products, Inc. (A)	61	1,139
Mead Johnson Nutrition Co.	10	768

		1,907

Personal Products – 1.2%
Estee Lauder Co., Inc. (The), Class A	16	1,438

Tobacco – 0.8%
Philip Morris International, Inc.	11	939

Total Consumer Staples – 7.1%		8,712
Energy
Oil & Gas Equipment & Services – 2.1%
Halliburton Co.	50	1,713
Schlumberger Ltd.	13	873

		2,586

Total Energy – 2.1%		2,586
Health Care
Biotechnology – 9.3%
ACADIA Pharmaceuticals, Inc. (A)	31	1,106
Alexion Pharmaceuticals, Inc. (A)	17	3,200
Biogen, Inc. (A)	4	1,304
Gilead Sciences, Inc.	16	1,621
Incyte Corp. (A)	16	1,691
PTC Therapeutics, Inc. (A)	31	1,014
Vertex Pharmaceuticals, Inc. (A)	12	1,475

		11,411

Health Care Facilities – 0.9%
HCA Holdings, Inc. (A)	17	1,144

Pharmaceuticals – 12.7%
Allergan plc (A)	18	5,624
Bristol–Myers Squibb Co.	38	2,618
Shire Pharmaceuticals Group plc ADR	21	4,333
Teva Pharmaceutical Industries Ltd. ADR	46	3,048

		15,623

Total Health Care – 22.9%		28,178
Industrials
Aerospace & Defense – 2.0%
Boeing Co. (The)	17	2,510

Railroads – 2.7%
Kansas City Southern	20	1,468
Union Pacific Corp.	23	1,833

		3,301

Research & Consulting Services – 2.8%
Verisk Analytics, Inc., Class A (A)	44	3,415

Trucking – 2.1%
J.B. Hunt Transport Services, Inc.	36	2,638

Total Industrials – 9.6%		11,864
Information Technology
Application Software – 6.3%
Adobe Systems, Inc. (A)	37	3,483
salesforce.com, Inc. (A)	55	4,310

		7,793

Data Processing & Outsourced Services – 9.7%
Alliance Data Systems Corp. (A)	13	3,733
FleetCor Technologies, Inc. (A)	14	2,008
MasterCard, Inc., Class A	30	2,938
Visa, Inc., Class A	42	3,266

		11,945

Internet Software & Services – 7.4%
Alphabet, Inc., Class C (A)	2	1,446
Facebook, Inc., Class A (A)	35	3,700
Google, Inc., Class A (A)	5	3,961

		9,107

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	38	4,003

Total Information Technology – 26.6%		32,848
Telecommunication Services
Wireless Telecommunication Service – 2.0%
SBA Communications Corp. (A)	23	2,450

Total Telecommunication Services – 2.0%		2,450

TOTAL COMMON STOCKS – 92.5%		$114,046
(Cost: $93,828)

SHORT–TERM SECURITIES	Principal
Commercial Paper (B) – 6.7%
Bemis Co., Inc.,
0.340%, 1–5–16	$4,000	4,000
Campbell Soup Co.,
0.400%, 1–4–16	710	710
USAA Capital Corp.,
0.300%, 1–6–16	3,500	3,500

		8,210

Master Note – 2.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (C)	2,754	2,754

TOTAL SHORT–TERM SECURITIES – 8.9%		$10,964
(Cost: $10,964)

TOTAL INVESTMENT SECURITIES – 101.4%		$125,010
(Cost: $104,792)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(1,710)

NET ASSETS – 100.0%		$123,300

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$114,046	$—	$—
Short-Term Securities	—	10,964	—
Total	$114,046	$10,964	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$104,792

Gross unrealized appreciation	21,989
Gross unrealized depreciation	(1,771)

Net unrealized appreciation	$20,218

SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 4.7%
Comcast Corp., Class A	132	$7,449
Time Warner Cable, Inc.	33	6,106

		13,555

Casinos & Gaming – 2.7%
Las Vegas Sands, Inc.	173	7,567

Department Stores – 1.4%
Macy’s, Inc.	117	4,078

Hotels, Resorts & Cruise Lines – 2.1%
Wyndham Worldwide Corp.	82	5,921

Total Consumer Discretionary – 10.9%		31,121
Consumer Staples
Agricultural Products – 2.6%
Ingredion, Inc.	79	7,581

Brewers – 0.8%
Molson Coors Brewing Co., Class B	23	2,170

Drug Retail – 1.6%
CVS Caremark Corp.	46	4,517

Tobacco – 2.8%
Philip Morris International, Inc. (A)	93	8,140

Total Consumer Staples – 7.8%		22,408
Energy
Oil & Gas Exploration & Production – 0.9%
Devon Energy Corp.	78	2,499

Oil & Gas Refining & Marketing – 4.4%
Marathon Petroleum Corp. (A)	181	9,378
NuStar Energy L.P.	80	3,200

		12,578

Oil & Gas Storage & Transportation – 2.1%
Crestwood Energy Partners L.P.	69	1,439
VTTI Energy Partners L.P.	221	4,579

		6,018

Total Energy – 7.4%		21,095
Financials
Asset Management & Custody Banks – 3.2%
State Street Corp.	138	9,138

Consumer Finance – 4.3%
Capital One Financial Corp.	169	12,213

Life & Health Insurance – 3.2%
MetLife, Inc.	190	9,165

Multi-Line Insurance – 5.2%
American International Group, Inc.	240	14,873

Other Diversified Financial Services – 9.6%
Citigroup, Inc. (A)	272	14,060
JPMorgan Chase & Co.	205	13,530

		27,590

Property & Casualty Insurance – 3.3%
Allstate Corp. (The)	154	9,568

Regional Banks – 1.3%
First Republic Bank	57	3,732

Reinsurance – 2.4%
Reinsurance Group of America, Inc.	79	6,715

Total Financials – 32.5%		92,994

Health Care
Biotechnology – 2.7%
Amgen, Inc.	49	7,922

Health Care Facilities – 2.7%
HCA Holdings, Inc. (B)	114	7,723

Managed Health Care – 6.9%
Aetna, Inc.	64	6,887
Anthem, Inc.	28	3,877
Cigna Corp.	40	5,839
Humana, Inc.	17	3,088

		19,691

Pharmaceuticals – 3.1%
Teva Pharmaceutical Industries Ltd. ADR	135	8,835

Total Health Care – 15.4%		44,171
Information Technology
Semiconductor Equipment – 2.8%
Lam Research Corp.	99	7,886

Semiconductors – 2.1%
Micron Technology, Inc. (B)	425	6,021

Systems Software – 4.8%
Microsoft Corp.	247	13,687

Technology Hardware, Storage & Peripherals – 4.7%
SanDisk Corp. (A)	83	6,277
Western Digital Corp.	122	7,314

		13,591

Total Information Technology – 14.4%		41,185
Materials
Diversified Chemicals – 2.8%
Dow Chemical Co. (The)(A)	158	8,149

Total Materials – 2.8%		8,149
Utilities
Electric Utilities – 5.6%
Duke Energy Corp.	70	5,026
Exelon Corp. (A)	397	11,016

		16,042

Total Utilities – 5.6%		16,042

TOTAL COMMON STOCKS – 96.8%		$277,165
(Cost: $255,346)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.1%
Bemis Co., Inc.,
0.340%, 1–5–16	$6,000	6,000
McCormick & Co., Inc.,
0.290%, 1–4–16	3,000	3,000

		9,000

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (D)	1,897	1,897

TOTAL SHORT-TERM SECURITIES – 3.8%		$10,897
(Cost: $10,896)

TOTAL INVESTMENT SECURITIES – 100.6%		$288,062
(Cost: $266,242)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(1,773)

NET ASSETS – 100.0%		$286,289

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $20,004 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Dow Chemical Co. (The)	N/A	Call	1,583	January 2016	$57.50	$74	$(4)
Energizer Holdings, Inc.	N/A	Put	364	February 2016	30.00	27	(14)
Exelon Corp.	N/A	Call	810	January 2016	29.00	32	(8)
	JPMorgan Chase Bank N.A.	Call	810	March 2016	30.00	32	(24)
	N/A	Call	810	April 2016	31.00	32	(20)
	N/A	Call	810	July 2016	33.00	27	(18)
Hess Corp.	N/A	Put	198	January 2016	47.50	40	(24)
Philip Morris International, Inc.	N/A	Call	186	March 2016	87.50	73	(56)
VTTI Energy Partners L.P.	N/A	Put	196	April 2016	20.00	62	(35)
						$399	$(203)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$277,165	$—	$—
Short-Term Securities	—	10,897	—
Total	$277,165	$10,897	$—
Liabilities
Written Options	$112	$91	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$266,242

Gross unrealized appreciation	37,932
Gross unrealized depreciation	(16,112)

Net unrealized appreciation	$21,820

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary
Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer
Date:	February 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer
Date:	February 26, 2016